UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1.	Reports to Stockholders.

AZL® Balanced Index Strategy Fund

Annual Report

December 31, 2021

Management Discussion and Analysis Page 1

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Report of Independent Registered Public Accounting Firm Page 12

Other Federal Income Tax Information Page 13

Other Information Page 14

Approval of Investment Advisory Agreement Page 15

Information about the Board of Trustees and Officers Page 17

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL® Balanced Index Strategy Fund Review (Unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL® Balanced Index Strategy Fund.

What factors affected the Fund’s performance during the year ended December 31, 2021?*

For the year ended December 31, 2021, the AZL® Balanced Index Strategy Fund (the “Fund”) returned 10.04%. That compared to a 28.71%, -1.54% and a 12.91% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Balanced Composite Index, respectively.1

The Fund is a fund of funds that pursues broad diversification across four underlying equity sub-portfolios and one fixed income sub-portfolio. The four equity sub-portfolios pursue passive strategies that aim to achieve, before fees, returns similar to the S&P 500 Index (U.S. large cap stocks), the S&P MidCap 400 Index2 (U.S. mid cap stocks), the S&P SmallCap 600 Index3 (U.S. small cap stocks), and the MSCI EAFE Index4, which represents shares of large companies in developed foreign markets. The fixed-income sub-portfolio is an enhanced bond index strategy that seeks to achieve a return that exceeds that of the Bloomberg U.S. Aggregate Bond Index. Generally, the Fund allocates 40% to 60% of its assets to the underlying equity index funds and 40% to 60% of its assets to the underlying AZL Enhanced Bond Index Fund.

U.S. equities began 2021 with positive momentum. Large cap stocks generally moved higher as corporate earnings rose and the number of COVID-19 cases declined. Fiscal and monetary stimulus provided liquidity for consumers to spend, and as businesses reopened and consumer confidence rose, the U.S equity market continued to rally. However, these conditions would later lead to inflationary pressures. Excess demand for goods and an escalation of input costs led to increased inflation levels unseen since the early 1980s. Despite high inflation, the U.S. stock market continued to gain throughout most of the year and the U.S. economy ended 2021 stronger than it was at the beginning of the year.

International developed market equities, as measured by the MSCI EAFE Index, returned 11.78% for the year. The COVID-19 pandemic led some countries to shut down their economies to combat the spread of the virus. The move led to diminished consumption, interrupted industrial production, and reduced exports of goods. Central banks provided stimulus throughout the year, and some felt their economies were strong enough to start scaling back economic support as economic activity improved. Hong Kong stocks detracted from developed market returns as a tight regulatory crackdown on companies listed on the Hang Seng Exchange, particularly in sectors such as e-commerce, video gaming, and real estate, weighed heavily on equity prices.

U.S. bonds suffered during the year and the Bloomberg U.S. Aggregate Bond Index returned -1.54%. The U.S. economy continued to recover from the COVID-19 pandemic throughout the year causing interest rates to rise, particularly in the front end of the yield curve. This provided headwinds to domestic fixed income performance compared to 2020. Credit exposure outpaced U.S. Treasuries, even as spreads have remained at historically tight levels in both investment grade and high yield for most of the year. Investments in Treasury Inflation Protected Securities (TIPS) also benefited in 2021 from elevated inflation expectations.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark during the 12-month period. Its allocation to developed market non-U.S. equities detracted on a relative basis, as these securities generally trailed U.S. equities and are not included in its blended benchmark. In addition, the Fund’s performance compared to the blended benchmark was negatively affected by its allocation to mid-cap equities, which generally trailed large cap U.S. equities during the period.

The fixed income allocation detracted slightly from the Fund’s performance compared to the benchmark largely due to the underlying fund’s fees. The Fund’s fixed income allocation benefited from overweight exposure to credit and TIPS. Additionally, its underweight to policy duration benefited as interest rates increased during the year.

Past performance does not guarantee future results.

*

The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2021.

[1]	For a complete description of the Fund’s performance benchmarks please refer to page 2 of this report.

[2]

The Standard & Poor’s MidCap 400 Index (“S&P 400”) is a widely used index for mid-sized companies. The S&P 400 covers 7% of the U.S. equities market, and is part of a series of S&P U.S. indexes that can be used as building blocks for portfolio composition.

[3]

The Standard & Poor’s SmallCap 600 Index (“S&P 600”) covers approximately 3% of the domestic equities market. Measuring the small-cap segment of the market that is typically renowned for poor trading liquidity and financial instability, the index is designed to be an efficient portfolio of companies that meet specific inclusion criteria to ensure that they are investable and financially viable.

[4]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

The indexes defined above are unmanaged. Investors cannot invest directly in an index.

1

AZL® Balanced Index Strategy Fund Review (Unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation with preservation of capital as an important consideration. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Index Strategy Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

The performance of the underlying funds is expected to be lower than that of the Indexes because of fees and expenses. Securities in which the underlying funds will invest may involve substantial risk and may be subject to sudden severe price declines.

Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the portfolio.

Debt securities held by an underlying fund may decline in value due to rising interest rates.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, an underlying fund’s performance may be more volatile than if it did not hold these securities.

For a complete description of these and other risks associated with investing in the Fund, please refer to the Fund’s prospectus.

Growth of $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2021
	1 Year	3 Year	5 Year	10 Year
AZL® Balanced Index Strategy Fund	10.04%	13.13%	9.08%	8.10%
S&P 500 Index	28.71%	26.07%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index	-1.54%	4.79%	3.57%	2.90%
Balanced Composite Index	12.91%	15.64%	11.29%	9.86%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio	Gross
AZL® Balanced Index Strategy Fund	0.71%

The above expense ratio is based on the current Fund prospectus dated April 30, 2021. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.20% through April 30, 2023. Additional information pertaining to the December 31, 2021 expense ratio can be found in the Financial Highlights.

Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.09%.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the Balanced Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Composite is a blended index comprised of (50%) S&P 500 and (50%) Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

AZL Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL Balanced Index Strategy Fund	$1,000.00	$1,035.20	$0.41	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL Balanced Index Strategy Fund	$1,000.00	$1,024.80	$0.41	0.08%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Fund	49.4%

Domestic Equity Funds	38.0

International Equity Fund	12.6

Total Investment Securities	100.0

Net other assets (liabilities)	— †

Net Assets	100.0%

†	Represents less than 0.05%.

3

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

December 31, 2021

Shares		Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (38.0%):
1,213,044	AZL Mid Cap Index Fund, Class 2	$34,268,489
4,782,135	AZL S&P 500 Index Fund, Class 2	116,684,094
1,086,073	AZL Small Cap Stock Index Fund, Class 2	18,213,442

		169,166,025

Fixed Income Fund (49.4%):
19,672,711	AZL Enhanced Bond Index Fund	219,744,177

International Equity Fund (12.6%):
2,969,573	AZL International Index Fund, Class 2	56,332,794

Total Affiliated Investment Companies (Cost $317,253,609)		445,242,996

Total Investment Securities (Cost $317,253,609) — 100.0%(a)		445,242,996
Net other assets (liabilities) — 0.0%†		(68,767)

Net Assets — 100.0%		$445,174,229

Percentages indicated are based on net assets as of December 31, 2021.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

4

AZL Balanced Index Strategy Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliates, at cost	$317,253,609

Investments in affiliates, at value	$445,242,996
Receivable for affiliated investments sold	57,932
Prepaid expenses	2,153

Total Assets	445,303,081

Liabilities:
Cash overdraft	57,928
Payable for capital shares redeemed	31,143
Manager fees payable	18,730
Administration fees payable	5,827
Custodian fees payable	154
Administrative and compliance services fees payable	604
Transfer agent fees payable	767
Trustee fees payable	3,390
Other accrued liabilities	10,309

Total Liabilities	128,852

Net Assets	$445,174,229

Net Assets Consist of:
Paid in capital	$286,292,643
Total distributable earnings	158,881,586

Net Assets	$445,174,229

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,787,602
Net Asset Value (offering and redemption price per share)	$17.96

Statement of Operations

For the Year Ended December 31, 2021

Investment Income:
Dividends from affiliates	$4,052,037
Dividends from non-affiliates	3

Total Investment Income	4,052,040

Expenses:
Management fees	218,288
Administration fees	61,574
Custodian fees	1,075
Administrative and compliance services fees	5,228
Transfer agent fees	5,339
Trustee fees	21,949
Professional fees	20,245
Shareholder reports	12,259
Other expenses	5,723

Total expenses	351,680

Net Investment Income/(Loss)	3,700,360

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	15,603,240
Net realized gains distributions from affiliated underlying funds	13,671,208
Change in net unrealized appreciation/depreciation on affiliated underlying funds	8,822,387

Net realized and Change in net unrealized gains/losses on investments	38,096,835

Change in Net Assets Resulting From Operations	$41,797,195

See accompanying notes to the financial statements.

5

AZL Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Change In Net Assets:
Operations:
Net investment income/(loss)	$3,700,360	$7,756,670
Net realized gains/(losses) on investments	29,274,448	20,721,292
Change in unrealized appreciation/depreciation on investments	8,822,387	16,625,532

Change in net assets resulting from operations	41,797,195	45,103,494

Distributions to Shareholders:
Distributions	(29,204,021)	(21,226,334)

Change in net assets resulting from distributions to shareholders	(29,204,021)	(21,226,334)

Capital Transactions:
Proceeds from shares issued	33,603,341	17,350,329
Proceeds from dividends reinvested	29,204,021	21,226,334
Value of shares redeemed	(47,478,927)	(42,603,563)

Change in net assets resulting from capital transactions	15,328,435	(4,026,900)

Change in net assets	27,921,609	19,850,260
Net Assets:
Beginning of period	417,252,620	397,402,360

End of period	$445,174,229	$417,252,620

Share Transactions:
Shares issued	1,833,889	1,061,470
Dividends reinvested	1,683,229	1,296,660
Shares redeemed	(2,604,847)	(2,627,060)

Change in shares	912,271	(268,930)

See accompanying notes to the financial statements.

6

AZL Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$17.48	$16.46	$14.89	$16.34	$15.75

Investment Activities:
Net Investment Income/(Loss)	0.15 (a)	0.33 (a)	0.30 (a)	0.31	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	1.56	1.62	2.22	(0.99)	1.62

Total from Investment Activities	1.71	1.95	2.52	(0.68)	1.77

Distributions to Shareholders From:
Net Investment Income	(0.34)	(0.33)	(0.38)	(0.16)	(0.38)
Net Realized Gains	(0.89)	(0.60)	(0.57)	(0.61)	(0.80)

Total Dividends	(1.23)	(0.93)	(0.95)	(0.77)	(1.18)

Net Asset Value, End of Period	$17.96	$17.48	$16.46	$14.89	$16.34

Total Return(b)	10.04%	12.24%	17.24%	(4.36)%	11.50%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$445,174	$417,253	$397,402	$386,189	$448,381
Net Investment Income/(Loss)	0.85%	2.01%	1.87%	1.82%	0.78%
Expenses Before Reductions*(c)	0.08%	0.09%	0.09%	0.08%	0.08%
Expenses Net of Reductions*	0.08%	0.09%	0.09%	0.08%	0.08%
Portfolio Turnover Rate	13%	19%	5%	5%	6%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2021, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

8

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

For the year ended December 31, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Balanced Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived in order to maintain more competitive expense ratios are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the year ended December 31, 2021, there were no such waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 12/31/2021	Shares as of 12/31/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$197,444,720	$39,916,259	$(6,477,839)	$(227,644)	$(10,911,319)	$219,744,177	19,672,711	$1,681,633	$5,592,265
AZL International Index Fund, Class 2	54,883,083	3,129,738	(6,464,980)	1,703,980	3,080,973	56,332,794	2,969,573	841,713	—
AZL Mid Cap Index Fund, Class 2	34,034,506	1,929,655	(7,303,987)	3,000,418	2,607,897	34,268,489	1,213,044	237,421	1,435,947
AZL S&P 500 Index Fund, Class 2	111,255,841	13,182,203	(29,121,468)	8,997,428	12,370,090	116,684,094	4,782,135	1,175,550	6,191,051
AZL Small Cap Stock Index Fund, Class 2	19,497,119	567,666	(5,655,147)	2,129,058	1,674,746	18,213,442	1,086,073	115,720	451,945

	$417,115,269	$58,725,521	$(55,023,421)	$15,603,240	$8,822,387	$445,242,996	29,723,536	$4,052,037	$13,671,208

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

9

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

The following is a summary of the valuation inputs used as of December 31, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$445,242,996	$—	$—	$445,242,996

Total Investment Securities	$445,242,996	$—	$—	$445,242,996

5. Security Purchases and Sales

For the year ended December 31, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Balanced Index Strategy Fund	$58,725,521	$55,023,421

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended December 31, 2021, the Fund did not directly invest in derivatives.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. New Regulatory Pronouncements

In October 2020 the SEC adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives contracts the Fund can enter and replaces the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, among other requirements. In December 2020, the SEC adopted new Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. Management is currently evaluating the effect, if any, that the new Rules will have on the Fund’s operations, oversight and financial statements. The compliance date is August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

10

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 is $319,368,454. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$125,874,542
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$125,874,542

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Balanced Index Strategy Fund	$7,990,462	$21,213,559	$29,204,021

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Balanced Index Strategy Fund	$7,606,135	$13,620,199	$21,226,334

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Balanced Index Strategy Fund	$8,497,243	$24,509,801	$—	$125,874,542	$158,881,586

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of the shareholder could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of

AZL Balanced Index Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Balanced Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the four years ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021, and the financial highlights for each of the four years ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2017 and the financial highlights for the year ended December 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 23, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2022

We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

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Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2021, 26.20% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

During the year ended December 31, 2021, the Fund declared net long-term capital gain distributions of $21,213,559.

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Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

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Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2023 (the “Expense Limitation Agreement”).

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by certain underlying funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.

Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from their relationships with the Funds.

The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2021. Information relevant to the approval of the Management Agreement was considered at Board meetings held June 21, 2021, and September 14, 2021, as well as at various other meetings preceding those meetings. Pursuant to an exemptive order issued by the SEC (the “Exemptive Order”), providing relief from in-person meeting requirements under the 1940 Act, the Board, including the Independent Trustees, determined that reliance on the Exemptive Order was necessary and appropriate due to the circumstances related to the current and potential effects of the COVID-19 pandemic and determined to vote on the renewal of the Management Agreement at a meeting held by video conference call at which all Board members, including the Independent Trustees, participated and were able to hear each other simultaneously during the meeting. Accordingly, the Management Agreement was approved by the Board at a meeting on September 14, 2021. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2023.

In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to,

15

any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Funds and the Manager. In connection with every quarterly Board meeting and the summer and fall 2021 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held June 21, 2021, and September 14, 2021, the Manager reported that, for the nine Funds for which performance information was available for the five-year period ended December 31, 2020, one Fund was in the top 40%, two were in the middle 20%, and six were in the bottom 40%. The Manager reported that for the three-year period ended December 31, 2020, three Funds were in the top 40%, one was in the middle 20%, and eight were in the bottom 40%. For the one-year period ended December 31, 2020, one Fund was in the top 40%, one was in the middle 20%, and ten were in the bottom 40% against peers.

The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the eight Funds for which performance information was available for the five-year period ended December 31, 2020, two Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 20%. For the three-year period ended December 31, 2020, three Funds were in the top 40%, three were in the middle 20%, and four were in the bottom 40%. For the one-year period ended December 31, 2020, one Funds was in the top 40%, four were in the middle 20%, and five were in the bottom 40%. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.

At the Board meeting held September 14, 2021, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2021.

At the Board meeting held September 14, 2021, the Trustees determined that the investment performance of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three MVP Fusion Funds the advisory fee paid put these Funds in the 11th percentile of the customized peer group. The Manager reported that for the four MVP Index Strategy Funds the advisory fee paid put them in the 23rd percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund the advisory fee paid put it in the 7th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 8th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2018 through 2020. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.

The Board also considered that Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the AZL MVP Fusion Funds, pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the AZL MVP Fusion Funds’ underlying funds and the asset allocations among the underlying funds. The Manager, not any Fund, pays a consultant fee to Wilshire.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2021, were approximately $10.4 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.7 billion.

The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.

Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

16

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, VIP Trust and ETF Trust are the “AIM Complex”). There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Independent Trustees(1)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	46	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance

Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	46	None

Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	46	Diamond Hill Funds (10 funds)

Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	46	Connecticut Water Service, Inc.

Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 1/22 (Consultant to the Independent Trustees since 2/20)(3)	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	46	Engine No. 1 ETF Trust (2 funds); Esoterica Thematic Trust (2019 — 2020)

Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, CEO, Health eSense Inc.(a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	46	None

Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of year books and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	46	None

Interested Trustee(4)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present	46	None

(1)	Each of the Independent Trustees is a member of the Audit Committee.

(2)	Indefinite.

(3)

Prior to January 1, 2022, Mr. Gee served as a consultant to the Independent Trustees since February 2020, during which he attended meetings of the Board and its standing committees, including the audit committee, solely in his capacity as a consultant, and was not entitled to vote.

(4)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.

17

Officers

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(1)/Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life, 2011 to present.

Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since 12/20	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life, 2008 to present.

Bashir C. Asad (1963) Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 06/16	Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present.

Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(2) and Anti-Money Laundering Compliance Officer	Since 02/14	Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the ETF Trust, 2020 to present.

Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 02/16	Vice President, Allianz Investment Management LLC, 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, 2015 to 2020.

Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 04/09	Assistant Vice President, Allianz Investment Management LLC, 2013 to present.

(1)	Indefinite.

(2)

The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.

18

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1221 02/22

AZL® DFA Multi-Strategy Fund

Annual Report

December 31, 2021

Management Discussion and Analysis Page 1

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Report of Independent Registered Public Accounting Firm Page 12

Other Federal Income Tax Information Page 13

Other Information Page 14

Approval of Investment Advisory Agreement Page 15

Information about the Board of Trustees and Officers Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL® DFA Multi-Strategy Fund Review (Unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL® DFA Multi-Strategy Fund.

What factors affected the Fund’s performance during the year ended December 31, 2021?*

For the year ended December 31, 2021, the AZL® DFA Multi-Strategy Fund (the “Fund”) returned 13.81%. That compared to a 28.71%, -1.54% and a 15.96% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index, respectively.1

The Fund is a fund of funds that pursues broad diversification across three equity sub-portfolios and one fixed income sub-portfolio. The four underlying portfolios are managed by Dimensional Fund Advisors. Generally, the Fund allocates 50% to 70% of its assets to the underlying equity funds and between 30% and 50% to the underlying fixed-income fund.

U.S. equities began 2021 with positive momentum. Large cap stocks generally moved higher as corporate earnings rose and the number of COVID-19 cases declined. Fiscal and monetary stimulus provided liquidity for consumers to spend, and as businesses reopened and consumer confidence rose, the U.S equity market continued to rally. However, these conditions would later lead to inflationary pressures. Excess demand for goods and an escalation of input costs led to increased inflation levels unseen since the early 1980s. Despite high inflation, the U.S. stock market continued to gain throughout most of the year and the U.S. economy ended 2021 stronger than it was at the beginning of the year.

The U.S. economy ended 2021 stronger than it was at the beginning of 2021. U.S. equities had a positive year, as the S&P 500 Index returned 28.71%, the S&P MidCap 400 Index2 returned 24.76%, and the S&P SmallCap 600 Index3 returned 26.82%.

International developed market equities did not fare as well but still posted positive returns for the year, as measured by the 11.78% return for the MSCI EAFE Index.4 The COVID-19 pandemic led some countries to shut down their economies to combat the spread of the virus. The move led to diminished consumption, interrupted industrial production, and reduced exports of goods. Central banks provided stimulus throughout the year, and some felt their economies were strong enough to start scaling back economic support as economic activity improved. Hong Kong stocks detracted from developed market returns as a tight regulatory crackdown on companies listed on the Hang Seng Exchange, particularly in sectors such as e-commerce, video gaming, and real estate, weighed heavily on equity prices.

U.S. bonds suffered during the year and the Bloomberg U.S. Aggregate Bond Index returned -1.54%. The U.S. economy continued to recover from the COVID-19 pandemic throughout the year causing interest rates to rise, particularly in the front end of the yield curve. This provided headwinds to domestic fixed income performance compared to 2020. Credit exposure outpaced U.S. Treasuries, even as spreads have remained at historically tight levels in both investment grade and high yield bonds for most of the year. Investments in Treasury Inflation Protected Securities (TIPS) also benefited in 2021 from elevated inflation expectations.

The Fund, which invests in both U.S. and international markets, underperformed its composite benchmark in 2021. The Fund’s exposure to developed market non-U.S. stocks detracted from relative performance, as international stocks generally underperformed U.S. equities for the period. However, the Fund’s value bias helped its international equity holdings outpace the broader international equity space to help offset some of that underperformance. Within U.S. equities, a value preference among smaller market capitalization stocks added to relative performance.

The Fund’s fixed income holdings slightly underperformed its fixed income benchmark. This underperformance was due largely to the Fund’s international holdings, which were outside of the policy benchmark. A focus on higher-rated securities was also a detractor.

Past performance does not guarantee future results.

*

The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2021.

[1]	For a complete description of the Fund’s performance benchmarks please refer to page 2 of this report.

[2]

The Standard & Poor’s MidCap 400 Index (“S&P 400”) is a widely used index for mid-sized companies. The S&P 400 covers 7% of the U.S. equities market, and is part of a series of S&P U.S. indexes that can be used as building blocks for portfolio composition.

[3]

The Standard & Poor’s SmallCap 600 Index (“S&P 600”) covers approximately 3% of the domestic equities market. Measuring the small-cap segment of the market that is typically renowned for poor trading liquidity and financial instability, the index is designed to be an efficient portfolio of companies that meet specific inclusion criteria to ensure that they are investable and financially viable.

[4]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

The indexes defined above are unmanaged. Investors cannot invest directly in an index.

1

AZL® DFA Multi-Strategy Fund Review (Unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of DFA Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Debt securities held by an underlying fund may decline in value due to rising interest rates.

Investing in derivative instruments involves risks that may be different from or greater than the risk associated with investing directly in securities or other traditional instruments.

For a complete description of these and other risks associated with investing in the Fund, please refer to the Fund’s prospectus.

Growth of $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2021
	1 Year	3 Year	5 Year	10 Year
AZL® DFA Multi-Strategy Fund	13.81%	13.65%	9.25%	9.47%
S&P 500 Index	28.71%	26.07%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index	-1.54%	4.79%	3.57%	2.90%
Moderate Composite Index	15.96%	17.77%	12.78%	11.22%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio	Gross
AZL® DFA Multi-Strategy Fund	0.98%

The above expense ratio is based on the current Fund prospectus dated April 30, 2021. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.20% through April 30, 2023. Additional information pertaining to the December 31, 2021 expense ratio can be found in the Financial Highlights.

Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.08%.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Composite is a blended index comprised of (60%) S&P 500 and (40%) Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

AZL DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL DFA Multi-Strategy Fund	$1,000.00	$1,031.50	$0.36	0.07%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL DFA Multi-Strategy Fund	$1,000.00	$1,024.85	$0.36	0.07%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	48.8%

Fixed Income Fund	39.2

International Equity Fund	12.0

Total Investment Securities	100.0

Net other assets (liabilities)	— †

Net Assets	100.0%

†	Represents less than 0.05%.

3

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

December 31, 2021

Shares		Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (48.8%):
21,327,917	AZL DFA U.S. Core Equity Fund	$360,655,079
6,577,311	AZL DFA U.S. Small Cap Fund	97,278,433

		457,933,512

Fixed Income Fund (39.2%):
38,689,958	AZL DFA Five-Year Global Fixed Income Fund	367,167,703

International Equity Fund (12.0%):
9,157,065	AZL DFA International Core Equity Fund	112,815,044

Total Affiliated Investment Companies (Cost $761,782,286)		937,916,259

Total Investment Securities (Cost $761,782,286) — 100.0%(a)		937,916,259
Net other assets (liabilities) — 0.0%†		(272,159)

Net Assets — 100.0%		$937,644,100

Percentages indicated are based on net assets as of December 31, 2021.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

4

AZL DFA Multi-Strategy Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliates, at cost	$761,782,286

Investments in affiliates, at value	$937,916,259
Receivable for affiliated investments sold	188,639
Prepaid expenses	4,516

Total Assets	938,109,414

Liabilities:
Cash overdraft	188,638
Payable for capital shares redeemed	198,512
Manager fees payable	39,416
Administration fees payable	6,322
Custodian fees payable	191
Administrative and compliance services fees payable	1,312
Transfer agent fees payable	839
Trustee fees payable	7,370
Other accrued liabilities	22,714

Total Liabilities	465,314

Net Assets	$937,644,100

Net Assets Consist of:
Paid in capital	$680,889,669
Total distributable earnings	256,754,431

Net Assets	$937,644,100

Shares of beneficial interest (unlimited number of shares authorized, no par value)	60,742,733
Net Asset Value (offering and redemption price per share)	$15.44

Statement of Operations

For the Year Ended December 31, 2021

Investment Income:
Dividends from affiliates	$5,479,280

Total Investment Income	5,479,280

Expenses:
Management fees	477,947
Administration fees	59,790
Custodian fees	1,220
Administrative and compliance services fees	10,636
Transfer agent fees	5,146
Trustee fees	44,265
Professional fees	40,237
Shareholder reports	25,053
Other expenses	12,447

Total expenses	676,741

Net Investment Income/(Loss)	4,802,539

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	41,901,115
Net realized gains distributions from affiliated underlying funds	35,942,324
Change in net unrealized appreciation/depreciation on affiliated underlying funds	41,094,500

Net realized and Change in net unrealized gains/losses on investments	118,937,939

Change in Net Assets Resulting From Operations	$123,740,478

See accompanying notes to the financial statements.

5

AZL DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Change In Net Assets:
Operations:
Net investment income/(loss)	$4,802,539	$14,272,691
Net realized gains/(losses) on investments	77,843,439	45,404,007
Change in unrealized appreciation/depreciation on investments	41,094,500	27,849,308

Change in net assets resulting from operations	123,740,478	87,526,006

Distributions to Shareholders:
Distributions	(61,195,147)	(77,281,164)

Change in net assets resulting from distributions to shareholders	(61,195,147)	(77,281,164)

Capital Transactions:
Proceeds from shares issued	4,709,796	3,783,474
Proceeds from dividends reinvested	61,195,146	77,281,164
Value of shares redeemed	(131,578,754)	(133,814,143)

Change in net assets resulting from capital transactions	(65,673,812)	(52,749,505)

Change in net assets	(3,128,481)	(42,504,663)
Net Assets:
Beginning of period	940,772,581	983,277,244

End of period	$937,644,100	$940,772,581

Share Transactions:
Shares issued	298,193	284,210
Dividends reinvested	4,093,321	5,771,558
Shares redeemed	(8,451,340)	(9,746,106)

Change in shares	(4,059,826)	(3,690,338)

See accompanying notes to the financial statements.

6

AZL DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$14.52	$14.36	$12.99	$14.19	$12.69

Investment Activities:
Net Investment Income/(Loss)	0.08 (a)	0.22 (a)	0.38 (a)	0.15	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	1.89	1.20	1.73	(0.97)	1.46

Total from Investment Activities	1.97	1.42	2.11	(0.82)	1.61

Distributions to Shareholders From:
Net Investment Income	(0.25)	(0.45)	(0.16)	(0.17)	(0.11)
Net Realized Gains	(0.80)	(0.81)	(0.58)	(0.21)	—

Total Dividends	(1.05)	(1.26)	(0.74)	(0.38)	(0.11)

Net Asset Value, End of Period	$15.44	$14.52	$14.36	$12.99	$14.19

Total Return(b)	13.81%	10.64%	16.57%	(5.91)%	12.69%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$937,644	$940,773	$983,277	$972,134	$1,204,197
Net Investment Income/(Loss)	0.50%	1.60%	2.74%	0.84%	1.02%
Expenses Before Reductions*(c)	0.07%	0.08%	0.07%	0.07%	0.07%
Expenses Net of Reductions*	0.07%	0.08%	0.07%	0.07%	0.07%
Portfolio Turnover Rate	6%	18%	6%	7%	2%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

December 31, 2021

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2021, the Fund did not engage in any Rule 17a-7 transactions.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

8

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

December 31, 2021

For the year ended December 31, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL DFA Multi-Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived in order to maintain more competitive expense ratios are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the year ended December 31, 2021, there were no such waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 12/31/2021	Shares as of 12/31/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA Five-Year Global Fixed Income Fund	$360,715,295	$17,639,667	$(4,992,406)	$(215,215)	$(5,979,638)	$367,167,703	38,689,958	$—	$—

AZL DFA International Core Equity Fund	117,971,959	1,624,410	(20,021,088)	3,569,076	9,670,687	112,815,044	9,157,065	1,606,908	—

AZL DFA U.S. Core Equity Fund	363,995,312	32,346,444	(92,933,948)	29,647,855	27,599,416	360,655,079	21,327,917	3,317,537	29,028,909

AZL DFA U.S. Small Cap Fund	99,000,343	7,468,250	(27,893,594)	8,899,399	9,804,035	97,278,433	6,577,311	554,835	6,913,415

	$941,682,909	$59,078,771	$(145,841,036)	$41,901,115	$41,094,500	$937,916,259	75,752,251	$5,479,280	$35,942,324

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

9

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

December 31, 2021

The following is a summary of the valuation inputs used as of December 31, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$937,916,259	$—	$—	$937,916,259

Total Investment Securities	$937,916,259	$—	$—	$937,916,259

5. Security Purchases and Sales

For the year ended December 31, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA Multi-Strategy Fund	$59,078,771	$145,841,036

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. New Regulatory Pronouncements

In October 2020 the SEC adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives contracts the Fund can enter and replaces the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, among other requirements. In December 2020, the SEC adopted new Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. Management is currently evaluating the effect, if any, that the new Rules will have on the Fund’s operations, oversight and financial statements. The compliance date is August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

10

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

December 31, 2021

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 is $763,672,724. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$191,267,637
Unrealized (depreciation)	(17,024,102)

Net unrealized appreciation/(depreciation)	$174,243,535

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA Multi-Strategy Fund	$14,639,563	$46,555,584	$61,195,147

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA Multi-Strategy Fund	$27,763,354	$49,517,810	$77,281,164

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA Multi-Strategy Fund	$8,932,242	$73,578,654	$—	$174,243,535	$256,754,431

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. As of December 31, 2021, the Fund had a controlling interest (in excess of 50%) in the AZL DFA Five-Year Global Fixed Income Fund, AZL DFA U.S. Core Equity Fund, and AZL DFA U.S. Small Cap Fund, which are affiliated with the Manager. Investment activities of the shareholder could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of AZL DFA Multi-Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL DFA Multi-Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the four years ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021, and the financial highlights for each of the four years ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2017 and the financial highlights for the year ended December 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 23, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2022

We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

12

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2021, 28.41% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

During the year ended December 31, 2021, the Fund declared net long-term capital gain distributions of $46,555,584.

13

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

14

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2023 (the “Expense Limitation Agreement”).

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by certain underlying funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.

Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from their relationships with the Funds.

The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2021. Information relevant to the approval of the Management Agreement was considered at Board meetings held June 21, 2021, and September 14, 2021, as well as at various other meetings preceding those meetings. Pursuant to an exemptive order issued by the SEC (the “Exemptive Order”), providing relief from in-person meeting requirements under the 1940 Act, the Board, including the Independent Trustees, determined that reliance on the Exemptive Order was necessary and appropriate due to the circumstances related to the current and potential effects of the COVID-19 pandemic and determined to vote on the renewal of the Management Agreement at a meeting held by video conference call at which all Board members, including the Independent Trustees, participated and were able to hear each other simultaneously during the meeting. Accordingly, the Management Agreement was approved by the Board at a meeting on September 14, 2021. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2023.

In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

15

Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Funds and the Manager. In connection with every quarterly Board meeting and the summer and fall 2021 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held June 21, 2021, and September 14, 2021, the Manager reported that, for the nine Funds for which performance information was available for the five-year period ended December 31, 2020, one Fund was in the top 40%, two were in the middle 20%, and six were in the bottom 40%. The Manager reported that for the three-year period ended December 31, 2020, three Funds were in the top 40%, one was in the middle 20%, and eight were in the bottom 40%. For the one-year period ended December 31, 2020, one Fund was in the top 40%, one was in the middle 20%, and ten were in the bottom 40% against peers.

The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the eight Funds for which performance information was available for the five-year period ended December 31, 2020, two Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 20%. For the three-year period ended December 31, 2020, three Funds were in the top 40%, three were in the middle 20%, and four were in the bottom 40%. For the one-year period ended December 31, 2020, one Funds was in the top 40%, four were in the middle 20%, and five were in the bottom 40%. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.

At the Board meeting held September 14, 2021, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2021.

At the Board meeting held September 14, 2021, the Trustees determined that the investment performance of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three MVP Fusion Funds the advisory fee paid put these Funds in the 11th percentile of the customized peer group. The Manager reported that for the four MVP Index Strategy Funds the advisory fee paid put them in the 23rd percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund the advisory fee paid put it in the 7th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 8th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2018 through 2020. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.

The Board also considered that Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the AZL MVP Fusion Funds, pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the AZL MVP Fusion Funds’ underlying funds and the asset allocations among the underlying funds. The Manager, not any Fund, pays a consultant fee to Wilshire.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2021, were approximately $10.4 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.7 billion.

The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.

16

Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

17

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, VIP Trust and ETF Trust are the “AIM Complex”). There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Independent Trustees(1)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	46	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance

Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	46	None

Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	46	Diamond Hill Funds (10 funds)

Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	46	Connecticut Water Service, Inc.

Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 1/22 (Consultant to the Independent Trustees since 2/20)(3)	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	46	Engine No. 1 ETF Trust (2 funds); Esoterica Thematic Trust (2019 — 2020)

Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, CEO, Health eSense Inc.(a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	46	None

Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of year books and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	46	None

Interested Trustee(4)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present	46	None

(1)	Each of the Independent Trustees is a member of the Audit Committee.

(2)	Indefinite.

(3)

Prior to January 1, 2022, Mr. Gee served as a consultant to the Independent Trustees since February 2020, during which he attended meetings of the Board and its standing committees, including the audit committee, solely in his capacity as a consultant, and was not entitled to vote.

(4)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.

18

Officers

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(1)/Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life, 2011 to present.

Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since 12/20	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life, 2008 to present.

Bashir C. Asad (1963) Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 06/16	Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present.

Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(2) and Anti-Money Laundering Compliance Officer	Since 02/14	Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the ETF Trust, 2020 to present.

Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 02/16	Vice President, Allianz Investment Management LLC, 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, 2015 to 2020.

Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 04/09	Assistant Vice President, Allianz Investment Management LLC, 2013 to present.

(1)	Indefinite

(2)

The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.

19

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1221 02/22

AZL® MVP Balanced Index Strategy Fund

Annual Report

December 31, 2021

Management Discussion and Analysis Page 1

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Report of Independent Registered Public Accounting Firm Page 13

Other Federal Income Tax Information Page 14

Other Information Page 15

Approval of Investment Advisory Agreement Page 16

Information about the Board of Trustees and Officers Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL® MVP Balanced Index Strategy Fund Review (Unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL® MVP Balanced Index Strategy Fund.

What factors affected the Fund’s performance during the year ended December 31, 2021?*

During the year ended December 31, 2021, the AZL® MVP Balanced Index Strategy Fund (the “Fund”) returned 10.02%. That compared to a 28.71%, -1.54% and a 12.91% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Balanced Composite Index, respectively.1

The Fund is a fund of funds that pursues broad diversification across four underlying equity sub-portfolios and one fixed income sub-portfolio. The four equity sub-portfolios pursue passive strategies that aim to achieve, before fees, returns similar to the S&P 500 Index (U.S. large cap stocks), the S&P MidCap 400 Index2 (U.S. mid cap stocks), the S&P SmallCap 600 Index3 (U.S. small cap stocks), and the MSCI EAFE Index4, which represents shares of large companies in developed foreign markets.

The fixed-income sub-portfolio is an enhanced bond index strategy that seeks to achieve a return that exceeds that of the Bloomberg U.S. Aggregate Bond Index. Generally, the Fund allocates 40% to 60% of its assets to the underlying equity index funds and 40% to 60% of its assets to the underlying AZL Enhanced Bond Index Fund. The Fund also employs the MVP (Managed Volatility Portfolio) risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

U.S. equities began 2021 with positive momentum. Large cap stocks generally moved higher as corporate earnings rose, COVID-19 cases declined, and fiscal and monetary stimulus provided liquidity for consumers to spend. Excess demand for goods and higher input costs led to increased inflation levels unseen since the early 1980s. Despite high inflation, the U.S. stock market gained throughout most of the year.

International developed market equities, as measured by the MSCI EAFE Index, returned 11.78% for the year. The COVID-19 pandemic led some countries to shut down their economies to combat the spread of the virus, diminishing consumption, interrupting industrial production, and reducing exports of goods. Central banks provided stimulus throughout the year, and some felt their economies were strong enough to start scaling back economic support as economic activity improved. Tight regulatory crackdowns on Hong Kong stocks detracted from developed market returns.

U.S. bonds suffered during the year and the Bloomberg U.S. Aggregate Bond Index returned -1.54%. The U.S. economy continued to recover from the COVID-19 pandemic throughout the year causing interest rates to rise, particularly in the front end of the yield curve. This provided headwinds to domestic fixed income performance compared to 2020. Credit exposure outpaced U.S. Treasuries, even as spreads have remained at historically tight levels in both investment grade and high yield for most of the year. Investments in Treasury Inflation Protected Securities (TIPS) also benefited in 2021 from elevated inflation expectations.

The Fund, which invests in U.S. and international markets, underperformed its blended benchmark during the period. Its allocation to developed market non-U.S. equities detracted on a relative basis, as these securities generally trailed U.S. equities and are not included in its blended benchmark. The Fund’s performance compared to the blended benchmark was negatively affected by its allocation to mid-cap equities, which generally trailed large cap U.S. equities during the period.

The fixed income allocation detracted slightly from the Fund’s relative performance largely due to the underlying fund’s fees. The Fund’s fixed income allocation benefited from overweight exposure to credit and TIPS. Its underweight to policy duration benefited as interest rates increased during the year.

The MVP risk management process uses derivatives to control portfolio volatility in unstable market conditions. Market volatility was relatively low during 2021, and so the MVP process did not reduce the Fund’s equity exposure at any point during the year. The MVP process was invested in futures and provided a positive return, however this detracted from the Fund’s performance relative to the underlying holdings.

Past performance does not guarantee future results.

*

The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2021.

[1]	For a complete description of the Fund’s performance benchmarks please refer to page 2 of this report.

[2]

The Standard & Poor’s MidCap 400 Index (“S&P 400”) is a widely used index for mid-sized companies. The S&P 400 covers 7% of the U.S. equities market, and is part of a series of S&P U.S. indexes that can be used as building blocks for portfolio composition.

[3]

The Standard & Poor’s SmallCap 600 Index (“S&P 600”) covers approximately 3% of the domestic equities market. Measuring the small-cap segment of the market that is typically renowned for poor trading liquidity and financial instability, the index is designed to be an efficient portfolio of companies that meet specific inclusion criteria to ensure that they are investable and financially viable.

[4]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

The indexes defined above are unmanaged. Investors cannot invest directly in an index.

1

AZL® MVP Balanced Index Strategy Fund Review (Unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation with preservation of capital as an important consideration. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Index Strategy Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

The performance of the underlying funds is expected to be lower than that of the Indexes because of fees and expenses. Securities in which the underlying funds will invest may involve substantial risk and may be subject to sudden severe price declines.

Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the portfolio.

Debt securities held by an underlying fund may decline in value due to rising interest rates.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, an underlying fund’s performance may be more volatile than if it did not hold these securities.

Investing in derivative instruments involves risks that may be different from or greater than the risk associated with investing directly in securities or other traditional instruments.

For a complete description of these and other risks associated with investing in the Fund, please refer to the Fund’s prospectus.

Growth of $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2021
	1 Year	3 Year	5 Year	Since Inception (1/10/12)
AZL® MVP Balanced Index Strategy Fund	10.02%	10.88%	7.73%	7.20%
S&P 500 Index	28.71%	26.07%	18.47%	16.27%
Bloomberg U.S. Aggregate Bond Index	-1.54%	4.79%	3.57%	2.91%
Balanced Composite Index	12.91%	15.64%	11.29%	9.73%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio	Gross
AZL® MVP Balanced Index Strategy Fund	0.72%

The above expense ratio is based on the current Fund prospectus dated April 30, 2021. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.20% through April 30, 2023. Additional information pertaining to the December 31, 2021 expense ratio can be found in the Financial Highlights.

Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses, the Fund’s gross expense ratio would be 0.14%.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the Balanced Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Composite is a blended index comprised of (50%) S&P 500 and (50%) Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

AZL MVP Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,035.30	$0.67	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,024.55	$0.66	0.13%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Fund	47.1%

Domestic Equity Funds	35.2

International Equity Fund	12.7

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

3

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

December 31, 2021

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (35.2%):
868,978	AZL Mid Cap Index Fund, Class 2	$24,548,632
3,158,910	AZL S&P 500 Index Fund, Class 2	77,077,394
768,139	AZL Small Cap Stock Index Fund, Class 2	12,881,687

		114,507,713

Fixed Income Fund (47.1%):
13,684,169	AZL Enhanced Bond Index Fund	152,852,171

International Equity Fund (12.7%):
2,172,094	AZL International Index Fund, Class 2	41,204,618

Total Affiliated Investment Companies (Cost $239,360,312)		308,564,502

Total Investment Securities (Cost $239,360,312) — 95.0%(a)		308,564,502
Net other assets (liabilities) — 5.0%		16,153,115

Net Assets — 100.0%		$324,717,617

Percentages indicated are based on net assets as of December 31, 2021.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

At December 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini March Futures (U.S. Dollar)	3/18/22	34	$8,089,450	$116,016

U.S. Treasury 10-Year Note March Futures (U.S. Dollar)	3/22/22	62	8,089,063	83,990

				$200,006

See accompanying notes to the financial statements.

4

AZL MVP Balanced Index Strategy Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliates, at cost	$239,360,312

Investments in affiliates, at value	$308,564,502
Deposit at broker for futures contracts collateral	16,213,906
Interest and dividends receivable	369
Receivable for affiliated investments sold	18,147
Prepaid expenses	1,559

Total Assets	324,798,483

Liabilities:
Cash overdraft	18,923
Payable for capital shares redeemed	17,373
Manager fees payable	27,382
Administration fees payable	5,565
Custodian fees payable	205
Administrative and compliance services fees payable	426
Transfer agent fees payable	732
Trustee fees payable	2,394
Other accrued liabilities	7,866

Total Liabilities	80,866

Net Assets	$324,717,617

Net Assets Consist of:
Paid in capital	$257,636,519
Total distributable earnings	67,081,098

Net Assets	$324,717,617

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,585,289
Net Asset Value (offering and redemption price per share)	$14.38

Statement of Operations

For the Year Ended December 31, 2021

Investment Income:
Dividends from affiliates	$2,848,819
Interest	4,542
Dividends from non-affiliates	3

Total Investment Income	2,853,364

Expenses:
Management fees	327,626
Administration fees	59,034
Custodian fees	1,398
Administrative and compliance services fees	3,824
Transfer agent fees	5,123
Trustee fees	15,989
Professional fees	14,527
Shareholder reports	9,889
Other expenses	4,727

Total expenses	442,137

Net Investment Income/(Loss)	2,411,227

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	10,243,415
Net realized gains distributions from affiliated underlying funds	9,464,298
Net realized gains/(losses) on futures contracts	1,761,288
Change in net unrealized appreciation/depreciation on affiliated underlying funds	7,215,631
Change in net unrealized appreciation/depreciation on futures contracts	9,895

Net realized and Change in net unrealized gains/losses on investments	28,694,527

Change in Net Assets Resulting From Operations	$31,105,754

See accompanying notes to the financial statements.

5

AZL MVP Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Change In Net Assets:
Operations:
Net investment income/(loss)	$2,411,227	$5,601,421
Net realized gains/(losses) on investments	21,469,001	(6,220,810)
Change in unrealized appreciation/depreciation on investments	7,225,526	17,344,831

Change in net assets resulting from operations	31,105,754	16,725,442

Distributions to Shareholders:
Distributions	(22,484,516)	(14,356,566)

Change in net assets resulting from distributions to shareholders	(22,484,516)	(14,356,566)

Capital Transactions:
Proceeds from shares issued	15,897,547	12,163,159
Proceeds from dividends reinvested	22,484,516	14,356,566
Value of shares redeemed	(42,773,216)	(39,917,523)

Change in net assets resulting from capital transactions	(4,391,153)	(13,397,798)

Change in net assets	4,230,085	(11,028,922)
Net Assets:
Beginning of period	320,487,532	331,516,454

End of period	$324,717,617	$320,487,532

Share Transactions:
Shares issued	1,079,752	906,687
Dividends reinvested	1,618,756	1,090,924
Shares redeemed	(2,935,821)	(3,022,659)

Change in shares	(237,313)	(1,025,048)

See accompanying notes to the financial statements.

6

AZL MVP Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$14.04	$13.90	$12.37	$13.38	$12.74

Investment Activities:
Net Investment Income/(Loss)	0.11 (a)	0.24 (a)	0.25 (a)	0.24	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	1.26	0.54	1.82	(0.82)	1.32

Total from Investment Activities	1.37	0.78	2.07	(0.58)	1.43

Distributions to Shareholders From:
Net Investment Income	(0.26)	(0.27)	(0.29)	(0.11)	(0.26)
Net Realized Gains	(0.77)	(0.37)	(0.25)	(0.32)	(0.53)

Total Dividends	(1.03)	(0.64)	(0.54)	(0.43)	(0.79)

Net Asset Value, End of Period	$14.38	$14.04	$13.90	$12.37	$13.38

Total Return(b)	10.02%	5.98%	16.92%	(4.44)%	11.40%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$324,718	$320,488	$331,516	$301,934	$322,231
Net Investment Income/(Loss)	0.74%	1.82%	1.84%	1.79%	0.72%
Expenses Before Reductions*(c)	0.13%	0.14%	0.14%	0.13%	0.13%
Expenses Net of Reductions*	0.13%	0.14%	0.14%	0.13%	0.13%
Portfolio Turnover Rate	10%	13%	9%	7%	9%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2021, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

8

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the year ended December 31, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended December 31, 2021, the monthly average notional amount for long contracts was $16.2 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$116,016	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	83,990	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$2,078,189	$(61,652)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(316,901)	71,547

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the year ended December 31, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Balanced Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived in order to maintain more competitive expense ratios are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the year ended December 31, 2021, there were no such waivers.

9

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 12/31/2021	Shares as of 12/31/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$143,902,884	$22,499,955	$(5,601,089)	$(190,241)	$(7,759,338)	$152,852,171	13,684,169	$1,180,365	$3,925,297
AZL International Index Fund, Class 2	42,056,547	1,446,653	(5,951,059)	1,259,361	2,393,116	41,204,618	2,172,094	620,750	—
AZL Mid Cap Index Fund, Class 2	25,956,033	1,422,180	(7,113,320)	1,887,269	2,396,470	24,548,632	868,978	176,076	1,064,927
AZL S&P 500 Index Fund, Class 2	77,667,949	5,630,570	(20,752,087)	6,177,404	8,353,558	77,077,394	3,158,910	786,126	4,140,144
AZL Small Cap Stock Index Fund, Class 2	14,844,819	449,686	(5,354,265)	1,109,622	1,831,825	12,881,687	768,139	85,502	333,930

	$304,428,232	$31,449,044	$(44,771,820)	$10,243,415	$7,215,631	$308,564,502	20,652,290	$2,848,819	$9,464,298

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$308,564,502	$—	$—	$308,564,502

Total Investment Securities	308,564,502	—	—	308,564,502

Other Financial Instruments:*
Futures Contracts	200,006	—	—	200,006

Total Investments	$308,764,508	$—	$—	$308,764,508

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

10

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

5. Security Purchases and Sales

For the year ended December 31, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Balanced Index Strategy Fund	$31,449,044	$44,771,820

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. New Regulatory Pronouncements

In October 2020 the SEC adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives contracts the Fund can enter and replaces the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, among other requirements. In December 2020, the SEC adopted new Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. Management is currently evaluating the effect, if any, that the new Rules will have on the Fund’s operations, oversight and financial statements. The compliance date is August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 is $242,824,199. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$65,740,303
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$65,740,303

11

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Balanced Index Strategy Fund	$12,933,774	$9,550,742	$22,484,516

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Balanced Index Strategy Fund	$7,804,880	$6,551,686	$14,356,566

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Balanced Index Strategy Fund	$12,671,466	$10,911,345	$—	$65,740,303	$89,323,114

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of the shareholder could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of

AZL MVP Balanced Index Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Balanced Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the four years ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021, and the financial highlights for each of the four years ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2017 and the financial highlights for the year ended December 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 23, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2022

We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

13

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2021, 11.65% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

During the year ended December 31, 2021, the Fund declared net short-term capital gain distributions of $7,158,280.

During the year ended December 31, 2021, the Fund declared net long-term capital gain distributions of $9,550,742.

14

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

15

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2023 (the “Expense Limitation Agreement”).

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by certain underlying funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.

Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from their relationships with the Funds.

The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2021. Information relevant to the approval of the Management Agreement was considered at Board meetings held June 21, 2021, and September 14, 2021, as well as at various other meetings preceding those meetings. Pursuant to an exemptive order issued by the SEC (the “Exemptive Order”), providing relief from in-person meeting requirements under the 1940 Act, the Board, including the Independent Trustees, determined that reliance on the Exemptive Order was necessary and appropriate due to the circumstances related to the current and potential effects of the COVID-19 pandemic and determined to vote on the renewal of the Management Agreement at a meeting held by video conference call at which all Board members, including the Independent Trustees, participated and were able to hear each other simultaneously during the meeting. Accordingly, the Management Agreement was approved by the Board at a meeting on September 14, 2021. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2023.

In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to,

16

any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Funds and the Manager. In connection with every quarterly Board meeting and the summer and fall 2021 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held June 21, 2021, and September 14, 2021, the Manager reported that, for the nine Funds for which performance information was available for the five-year period ended December 31, 2020, one Fund was in the top 40%, two were in the middle 20%, and six were in the bottom 40%. The Manager reported that for the three-year period ended December 31, 2020, three Funds were in the top 40%, one was in the middle 20%, and eight were in the bottom 40%. For the one-year period ended December 31, 2020, one Fund was in the top 40%, one was in the middle 20%, and ten were in the bottom 40% against peers.

The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the eight Funds for which performance information was available for the five-year period ended December 31, 2020, two Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 20%. For the three-year period ended December 31, 2020, three Funds were in the top 40%, three were in the middle 20%, and four were in the bottom 40%. For the one-year period ended December 31, 2020, one Funds was in the top 40%, four were in the middle 20%, and five were in the bottom 40%. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.

At the Board meeting held September 14, 2021, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2021.

At the Board meeting held September 14, 2021, the Trustees determined that the investment performance of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three MVP Fusion Funds the advisory fee paid put these Funds in the 11th percentile of the customized peer group. The Manager reported that for the four MVP Index Strategy Funds the advisory fee paid put them in the 23rd percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund the advisory fee paid put it in the 7th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 8th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2018 through 2020. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.

The Board also considered that Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the AZL MVP Fusion Funds, pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the AZL MVP Fusion Funds’ underlying funds and the asset allocations among the underlying funds. The Manager, not any Fund, pays a consultant fee to Wilshire.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2021, were approximately $10.4 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.7 billion.

The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.

Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

17

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, VIP Trust and ETF Trust are the “AIM Complex”). There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Independent Trustees(1)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	46	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance

Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	46	None

Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	46	Diamond Hill Funds (10 funds)

Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	46	Connecticut Water Service, Inc.

Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 1/22 (Consultant to the Independent Trustees since 2/20)(3)	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	46	Engine No. 1 ETF Trust (2 funds); Esoterica Thematic Trust (2019—2020)

Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, CEO, Health eSense Inc.(a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	46	None

Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of year books and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	46	None

Interested Trustee(4)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present	46	None

(1)	Each of the Independent Trustees is a member of the Audit Committee.

(2)	Indefinite.

(3)

Prior to January 1, 2022, Mr. Gee served as a consultant to the Independent Trustees since February 2020, during which he attended meetings of the Board and its standing committees, including the audit committee, solely in his capacity as a consultant, and was not entitled to vote.

(4)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.

18

Officers

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(1)/Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life, 2011 to present.

Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since 12/20	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life, 2008 to present.

Bashir C. Asad (1963) Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 06/16	Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present.

Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(2) and Anti-Money Laundering Compliance Officer	Since 02/14	Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the ETF Trust, 2020 to present.

Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 02/16	Vice President, Allianz Investment Management LLC, 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, 2015 to 2020.

Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 04/09	Assistant Vice President, Allianz Investment Management LLC, 2013 to present.

(1)	Indefinite.

(2)

The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.

19

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1221 02/22

AZL® MVP DFA Multi-Strategy Fund

Annual Report

December 31, 2021

Management Discussion and Analysis Page 1

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Report of Independent Registered Public Accounting Firm Page 13

Other Federal Income Tax Information Page 14

Other Information Page 15

Approval of Investment Advisory Agreement Page 16

Information about the Board of Trustees and Officers Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL® MVP DFA Multi-Strategy Fund Review (Unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL® MVP DFA Multi-Strategy Fund.

What factors affected the Fund’s performance during the year ended December 31, 2021?*

For the year ended December 31, 2021, the AZL® MVP DFA Multi-Strategy Fund (the “Fund”) returned 13.74%. That compared to a 28.71%, -1.54% and a 15.96% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index, respectively.1

The Fund is a fund of funds that pursues broad diversification across three equity sub-portfolios and one fixed income sub-portfolio. The four underlying portfolios are managed by Dimensional Fund Advisors. Generally, the Fund allocates 50% to 70% of its assets to the underlying equity funds and between 30% and 50% to the underlying fixed-income fund. The Fund also employs the MVP (Managed Volatility Portfolio) risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

U.S. equities began 2021 with positive momentum. Large cap stocks generally moved higher as corporate earnings rose and the number of COVID-19 cases declined. Fiscal and monetary stimulus provided liquidity for consumers to spend, and as businesses reopened and consumer confidence rose, the U.S equity market continued to rally. However, these conditions would later lead to inflationary pressures. Excess demand for goods and an escalation of input costs led to increased inflation levels unseen since the early 1980s. Despite high inflation, the U.S. stock market continued to gain throughout most of the year and the U.S. economy ended 2021 stronger than it was at the beginning of the year.

International developed market equities, as measured by the MSCI EAFE Index2, returned 11.78% for the year. The COVID-19 pandemic led some countries to shut down their economies to combat the spread of the virus. The move led to diminished consumption, interrupted industrial production, and reduced exports of goods. Central banks provided stimulus throughout the year, and some felt their economies were strong enough to start scaling back economic support as economic activity improved. Hong Kong stocks detracted from developed market returns as a tight regulatory crackdown on companies listed on the Hang Seng Exchange, particularly in sectors such as e-commerce, video gaming, and real estate, weighed heavily on equity prices.

U.S. bonds suffered during the year and the Bloomberg U.S. Aggregate Bond Index returned -1.54%. The U.S. economy continued to recover from the COVID-19 pandemic throughout the year causing interest rates to rise, particularly in the front end of the yield curve. This provided headwinds to domestic fixed income performance compared to 2020. Credit exposure outpaced U.S. Treasuries, even as spreads have remained at historically tight levels in both investment grade and high yield bonds for most of the year. Investments in Treasury Inflation Protected Securities (TIPS) also benefited in 2021 from elevated inflation expectations.

The Fund, which invests in both U.S. and international markets, underperformed its composite benchmark in 2021. The Fund’s exposure to developed market non-U.S. stocks detracted from relative performance, as international stocks generally underperformed U.S. equities for the period. However, the Fund’s value bias helped its international equity holdings outpace the broader international equity space to help offset some of that underperformance. Within U.S. equities, a value preference among smaller market capitalization stocks added to relative performance.

The Fund’s fixed income holdings slightly underperformed its fixed income benchmark. This underperformance was due largely to the Fund’s international holdings, which were outside of the policy benchmark. A focus on higher-rated securities was also a detractor.

The MVP risk management process uses derivatives to control portfolio volatility in unstable market conditions. Market volatility was relatively low during 2021, and so the MVP process did not reduce the Fund’s equity exposure at any point during the year. The MVP process was invested in futures and provided a positive return that contributed to the Fund’s performance relative to the underlying holdings.

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2021.

[1]	For a complete description of the Fund’s performance benchmarks please refer to page 2 of this report.

[2]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

The indexes defined above are unmanaged. Investors cannot invest directly in an index.

1

AZL® MVP DFA Multi-Strategy Fund Review (Unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of DFA Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Debt securities held by an underlying fund may decline in value due to rising interest rates.

Investing in derivative instruments involves risks that may be different from or greater than the risk associated with investing directly in securities or other traditional instruments.

For a complete description of these and other risks associated with investing in the Fund, please refer to the Fund’s prospectus.

Growth of $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2021
	1 Year	3 Year	5 Year	Since Inception (4/27/15)
AZL® MVP DFA Multi-Strategy Fund	13.74%	10.98%	7.61%	6.19%
S&P 500 Index	28.71%	26.07%	18.47%	15.18%
Bloomberg U.S. Aggregate Bond Index	-1.54%	4.79%	3.57%	2.87%
Moderate Composite Index	15.96%	17.77%	12.78%	10.50%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio	Gross
AZL® MVP DFA Multi-Strategy Fund	1.15%

The above expense ratio is based on the current Fund prospectus dated April 30, 2021. The Manager and the Fund have entered into a written agreement reducing the management fee to 0.10% on all assets. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.15% through April 30, 2023. Additional information pertaining to the December 31, 2021 expense ratio can be found in the Financial Highlights.

Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.30%.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Composite is a blended index comprised of (60%) S&P 500 and (40%) Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

AZL MVP DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,033.00	$0.77	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,024.45	$0.77	0.15%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	45.1%

Fixed Income Fund	37.8

International Equity Fund	12.1

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

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AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

December 31, 2021

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (45.1%):
2,072,024	AZL DFA U.S. Core Equity Fund	$35,037,922
682,379	AZL DFA U.S. Small Cap Fund	10,092,382

		45,130,304

Fixed Income Fund (37.8%):
3,979,669	AZL DFA Five-Year Global Fixed Income Fund	37,767,059

International Equity Fund (12.1%):
982,823	AZL DFA International Core Equity Fund	12,108,383

Total Affiliated Investment Companies (Cost $77,214,442)		95,005,746

Total Investment Securities (Cost $77,214,442) — 95.0%(a)		95,005,746
Net other assets (liabilities) — 5.0%		4,972,789

Net Assets — 100.0%		$99,978,535

Percentages indicated are based on net assets as of December 31, 2021.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

At December 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini March Futures (U.S. Dollar)	3/18/22	12	$2,855,100	$39,884
U.S. Treasury 10-Year Note March Futures (U.S. Dollar)	3/22/22	15	1,957,031	19,447

				$59,331

See accompanying notes to the financial statements.

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AZL MVP DFA Multi-Strategy Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliates, at cost	$77,214,442

Investments in affiliates, at value	$95,005,746
Deposit at broker for futures contracts collateral	4,992,900
Interest and dividends receivable	113
Receivable for affiliated investments sold	457,039
Prepaid expenses	475

Total Assets	100,456,273

Liabilities:
Cash overdraft	457,187
Payable for capital shares redeemed	3,919
Manager fees payable	6,428
Administration fees payable	5,749
Custodian fees payable	200
Administrative and compliance services fees payable	139
Transfer agent fees payable	752
Trustee fees payable	782
Other accrued liabilities	2,582

Total Liabilities	477,738

Net Assets	$99,978,535

Net Assets Consist of:
Paid in capital	$84,686,508
Total distributable earnings	15,292,027

Net Assets	$99,978,535

Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,191,081
Net Asset Value (offering and redemption price per share)	$12.21

Statement of Operations

For the Year Ended December 31, 2021

Investment Income:
Dividends from affiliates	$548,323
Interest	1,229
Dividends from non-affiliates	2

Total Investment Income	549,554

Expenses:
Management fees	194,028
Administration fees	61,131
Custodian fees	1,414
Administrative and compliance services fees	1,199
Transfer agent fees	5,320
Trustee fees	5,022
Professional fees	4,657
Shareholder reports	3,223
Other expenses	1,358

Total expenses before reductions	277,352
Less Management fees contractually waived	(97,012)
Less expenses contractually waived/reimbursed by the Manager	(34,818)

Net expenses	145,522

Net Investment Income/(Loss)	404,032

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	2,901,891
Net realized gains distributions from affiliated underlying funds	3,525,779
Net realized gains/(losses) on futures contracts	671,148
Change in net unrealized appreciation/depreciation on affiliated underlying funds	4,762,586
Change in net unrealized appreciation/depreciation on futures contracts	(16,903)

Net realized and Change in net unrealized gains/losses on investments	11,844,501

Change in Net Assets Resulting From Operations	$12,248,533

See accompanying notes to the financial statements.

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AZL MVP DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Change In Net Assets:
Operations:
Net investment income/(loss)	$404,032	$1,261,107
Net realized gains/(losses) on investments	7,098,818	(3,193,637)
Change in unrealized appreciation/depreciation on investments	4,745,683	4,854,796

Change in net assets resulting from operations	12,248,533	2,922,266

Distributions to Shareholders:
Distributions	(7,170,758)	(6,284,367)

Change in net assets resulting from distributions to shareholders	(7,170,758)	(6,284,367)

Capital Transactions:
Proceeds from shares issued	11,200,599	4,842,965
Proceeds from dividends reinvested	7,170,758	6,284,367
Value of shares redeemed	(14,138,661)	(13,056,208)

Change in net assets resulting from capital transactions	4,232,696	(1,928,876)

Change in net assets	9,310,471	(5,290,977)
Net Assets:
Beginning of period	90,668,064	95,959,041

End of period	$99,978,535	$90,668,064

Share Transactions:
Shares issued	894,545	443,013
Dividends reinvested	606,663	586,228
Shares redeemed	(1,137,291)	(1,175,992)

Change in shares	363,917	(146,751)

See accompanying notes to the financial statements.

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AZL MVP DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$11.58	$12.03	$10.65	$11.60	$10.36

Investment Activities:
Net Investment Income/(Loss)	0.05 (a)	0.16 (a)	0.31 (a)	0.08	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	1.51	0.22	1.36	(0.79)	1.21

Total from Investment Activities	1.56	0.38	1.67	(0.71)	1.30

Distributions to Shareholders From:
Net Investment Income	(0.17)	(0.34)	(0.11)	(0.08)	(0.05)
Net Realized Gains	(0.76)	(0.49)	(0.18)	(0.16)	(0.01)

Total Dividends	(0.93)	(0.83)	(0.29)	(0.24)	(0.06)

Net Asset Value, End of Period	$12.21	$11.58	$12.03	$10.65	$11.60

Total Return(b)	13.74%	3.77%	15.81%	(6.22)%	12.55%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$99,979	$90,668	$95,959	$86,601	$77,757
Net Investment Income/(Loss)	0.42%	1.44%	2.71%	0.91%	0.96%
Expenses Before Reductions*(c)	0.29%	0.30%	0.29%	0.29%	0.30%
Expenses Net of Reductions*	0.15%	0.15%	0.15%	0.15%	0.15%
Portfolio Turnover Rate	13%	18%	10%	16%	15%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

December 31, 2021

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2021, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

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AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

December 31, 2021

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the year ended December 31, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended December 31, 2021, the monthly average notional amount for long contracts was $4.7 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$39,884	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	19,447	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$742,051	$(33,413)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(70,903)	16,510

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the year ended December 31, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MVP DFA Multi-Strategy Fund	0.20%	0.15%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.10% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

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AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

December 31, 2021

At December 31, 2021, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2022	Expires 12/31/2023	Expires 12/31/2024	Total

AZL MVP DFA Multi-Strategy Fund	$34,113	$42,695	$34,818	$111,626

Management fees which the Manager waived in order to maintain more competitive expense ratios are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 12/31/2021	Shares as of 12/31/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA Five-Year Global Fixed Income Fund	$33,058,413	$6,464,859	$(1,137,695)	$(65,127)	$(553,391)	$37,767,059	3,979,669	$—	$—
AZL DFA International Core Equity Fund	11,378,232	1,065,226	(1,642,279)	319,865	987,339	12,108,383	982,823	170,061	—
AZL DFA U.S. Core Equity Fund	32,291,077	4,784,701	(7,240,451)	2,111,323	3,091,272	35,037,922	2,072,024	320,062	2,800,591
AZL DFA U.S. Small Cap Fund	9,441,155	1,168,158	(2,290,127)	535,830	1,237,366	10,092,382	682,379	58,200	725,188

	$86,168,877	$13,482,944	$(12,310,552)	$2,901,891	$4,762,586	$95,005,746	7,716,895	$548,323	$3,525,779

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

10

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

December 31, 2021

The following is a summary of the valuation inputs used as of December 31, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$95,005,746	$—	$—	$95,005,746

Total Investment Securities	95,005,746	—	—	95,005,746

Other Financial Instruments:*
Futures Contracts	59,331	—	—	59,331

Total Investments	$95,065,077	$—	$—	$95,065,077

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the year ended December 31, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP DFA Multi-Strategy Fund	$13,482,944	$12,310,552

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other preexisting political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. New Regulatory Pronouncements

In October 2020 the SEC adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives contracts the Fund can enter and replaces the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, among other requirements. In December 2020, the SEC adopted new Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. Management is currently evaluating the effect, if any, that the new Rules will have on the Fund’s operations, oversight and financial statements. The compliance date is August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively.

11

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

December 31, 2021

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 is $78,157,252. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,368,801
Unrealized (depreciation)	(1,520,307)

Net unrealized appreciation/(depreciation)	$16,848,494

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP DFA Multi-Strategy Fund	$3,153,404	$4,017,354	$7,170,758

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP DFA Multi-Strategy Fund	$2,866,512	$3,417,855	$6,284,367

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP DFA Multi-Strategy Fund	$3,205,862	$3,816,243	$—	$16,848,494	$23,870,599

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of the shareholder could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of

AZL MVP DFA Multi-Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP DFA Multi-Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the four years ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021, and the financial highlights for each of the four years ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2017 and the financial highlights for the year ended December 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 23, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2022

We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

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Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2021, 11.98% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

During the year ended December 31, 2021, the Fund declared net short-term capital gain distributions of $1,858,227.

During the year ended December 31, 2021, the Fund declared net long-term capital gain distributions of $4,017,354.

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Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

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Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2023 (the “Expense Limitation Agreement”).

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by certain underlying funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.

Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from their relationships with the Funds.

The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2021. Information relevant to the approval of the Management Agreement was considered at Board meetings held June 21, 2021, and September 14, 2021, as well as at various other meetings preceding those meetings. Pursuant to an exemptive order issued by the SEC (the “Exemptive Order”), providing relief from in-person meeting requirements under the 1940 Act, the Board, including the Independent Trustees, determined that reliance on the Exemptive Order was necessary and appropriate due to the circumstances related to the current and potential effects of the COVID-19 pandemic and determined to vote on the renewal of the Management Agreement at a meeting held by video conference call at which all Board members, including the Independent Trustees, participated and were able to hear each other simultaneously during the meeting. Accordingly, the Management Agreement was approved by the Board at a meeting on September 14, 2021. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2023.

In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to,

16

any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Funds and the Manager. In connection with every quarterly Board meeting and the summer and fall 2021 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held June 21, 2021, and September 14, 2021, the Manager reported that, for the nine Funds for which performance information was available for the five-year period ended December 31, 2020, one Fund was in the top 40%, two were in the middle 20%, and six were in the bottom 40%. The Manager reported that for the three-year period ended December 31, 2020, three Funds were in the top 40%, one was in the middle 20%, and eight were in the bottom 40%. For the one-year period ended December 31, 2020, one Fund was in the top 40%, one was in the middle 20%, and ten were in the bottom 40% against peers.

The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the eight Funds for which performance information was available for the five-year period ended December 31, 2020, two Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 20%. For the three-year period ended December 31, 2020, three Funds were in the top 40%, three were in the middle 20%, and four were in the bottom 40%. For the one-year period ended December 31, 2020, one Funds was in the top 40%, four were in the middle 20%, and five were in the bottom 40%. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.

At the Board meeting held September 14, 2021, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2021.

At the Board meeting held September 14, 2021, the Trustees determined that the investment performance of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three MVP Fusion Funds the advisory fee paid put these Funds in the 11th percentile of the customized peer group. The Manager reported that for the four MVP Index Strategy Funds the advisory fee paid put them in the 23rd percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund the advisory fee paid put it in the 7th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 8th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2018 through 2020. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.

The Board also considered that Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the AZL MVP Fusion Funds, pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the AZL MVP Fusion Funds’ underlying funds and the asset allocations among the underlying funds. The Manager, not any Fund, pays a consultant fee to Wilshire.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2021, were approximately $10.4 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.7 billion.

The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.

Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

17

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, VIP Trust and ETF Trust are the “AIM Complex”). There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Independent Trustees(1)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	46	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance

Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	46	None

Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	46	Diamond Hill Funds (10 funds)

Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	46	Connecticut Water Service, Inc.

Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 1/22 (Consultant to the Independent Trustees since 2/20)(3)	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	46	Engine No. 1 ETF Trust (2 funds); Esoterica Thematic Trust (2019 — 2020)

Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, CEO, Health eSense Inc.(a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	46	None

Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of year books and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	46	None

Interested Trustee(4)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present	46	None

(1)	Each of the Independent Trustees is a member of the Audit Committee.

(2)	Indefinite.

(3)

Prior to January 1, 2022, Mr. Gee served as a consultant to the Independent Trustees since February 2020, during which he attended meetings of the Board and its standing committees, including the audit committee, solely in his capacity as a consultant, and was not entitled to vote.

(4)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.

18

Officers

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life, 2011 to present.

Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since 12/20	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life, 2008 to present.

Bashir C. Asad (1963) Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 06/16	Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present.

Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(2) and Anti-Money Laundering Compliance Officer	Since 02/14	Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the ETF Trust, 2020 to present.

Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 02/16	Vice President, Allianz Investment Management LLC, 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, 2015 to 2020.

Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 04/09	Assistant Vice President, Allianz Investment Management LLC, 2013 to present.

(1)	Indefinite.

(2)

The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.

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The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1221 02/22

AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund

Annual Report

December 31, 2021

Management Discussion and Analysis Page 1

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Report of Independent Registered Public Accounting Firm Page 13

Other Federal Income Tax Information Page 14

Other Information Page 15

Approval of Investment Advisory Agreement Page 16

Information about the Board of Trustees and Officers Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund Review (Unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund.

What factors affected the Fund’s performance during the year ended December 31, 2021?*

For the year ended December 31, 2021, the AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund (the “Fund”) returned 11.07%. That compared to a 28.71%, -1.54% and a 9.91% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Income and Growth Composite Index, respectively.1

The Fund currently invests in one underlying fund, the AZL® Fidelity Institutional Asset Management Multi-Strategy Fund. Approximately 60% of the underlying fund’s assets are managed by its subadviser, FIAM LLC, investing primarily in investment-grade fixed-income securities, and approximately 40% of the underlying fund’s assets are managed by its sub-subadviser, Geode Capital Management, LLC, investing primarily in large-cap common stocks. The Fund also employs the MVP (Managed Volatility Portfolio) risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

U.S. equity markets performed well in 2021, with market sentiment improving as concerns fueled by the pandemic wound down, corporate earnings growth recovered, and monetary and fiscal government support remained abundant. Value-oriented stocks benefitted from normalizing economic conditions early in the year. As the period progressed, however, the rapid spread of the Delta variant led to new questions about the sustainability of the economic recovery. Growth-oriented companies regained momentum during the closing months of the year as markets remained resilient, balancing an outlook of general economic growth with the potential impact of rising inflation and subsequent monetary policy actions.

Meanwhile, the U.S. bond market experienced negative returns in 2021. The vaccine rollout, as well as the substantial fiscal stimulus, boosted yields at the beginning of the year. As the economy followed an uneven path to recovery over the ensuing months, the U.S. Federal Reserve (the “Fed”) maintained relatively low interest rates, helping to flatten the yield curve. Rising inflation toward the end of the year led to a more hawkish tone from the Fed, pushing yields higher and keeping bond prices low for the year.

The Fund outperformed its composite benchmark during the period under review, and the Fund’s equity component outperformed its equity benchmark, the S&P 500 Index. With value-oriented stocks performing well during the early part of the year and growth-oriented stocks getting a boost in the closing months, the underlying fund’s diversified and balanced approach to stock selection across various factors translated into positive relative returns. Stock selection in the consumer discretionary, industrials and communication services sectors was the largest contributor to relative returns, while stock selection in information technology and financials was the largest detractor. An overweight position in energy also contributed positively to relative returns.

The Fund’s fixed-income component also outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index. High-yield corporate bonds, which performed well over the year amid economic optimism, were a significant driver of relative returns. An underweight position in mortgage-backed securities also boosted relative returns, as this sector saw wider spreads after reaching historically high levels early in the year. In addition, the underlying fund’s holdings of Treasury Inflation Protected Securities (TIPS) contributed to relative performance, as the market priced in increasing levels of inflation.

The underlying fund held futures to equitize its cash positions during the period. Exposure to this form of derivatives did not materially impact the Fund’s performance.

The MVP risk management process uses derivatives to control portfolio volatility in unstable market conditions. Market volatility was relatively low during 2021, and so the MVP process did not reduce the Fund’s equity exposure at any point during the year. The MVP process was invested in futures and provided a positive return, however this detracted from the Fund’s performance relative to the underlying holdings.

Past performance does not guarantee future results.

*	The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2021.

[1]	For a complete description of the Fund’s performance benchmarks please refer to page 2 of this report.

1

AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund Review (Unaudited)

Fund Objective

The Fund’s investment objective is to seek a high level of current income while maintaining prospects for capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing primarily in shares of another mutual fund managed by the manager, the AZL® Fidelity Institutional Asset Management Multi-Strategy Fund, combined with the MVP risk management process.

Investment Concerns

The Fund invests in an underlying fund, so its investment performance is directly related to the performance of that underlying fund. Before investing, investors should assess the risks associated with and types of investments made by of the underlying fund in which the Fund invests.

Emerging market investing may be subject to additional economic, political, liquidity, and currency risks not associated with more developed countries.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, an underlying fund’s performance may be more volatile than if it did not hold these securities.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.

Debt securities held by an underlying fund may decline in value due to rising interest rates.

High-yield bonds have a higher risk of default or other adverse credit events, but have the potential to pay higher earnings over investment-grade bonds. The higher risk of default, or the inability of the creditor to repay its debt, is the primary reason for the higher interest rates on high-yield bonds.

The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), real estate operating companies (REOCs), and foreign real estate companies, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Investing in derivative instruments involves risks that may be different from or greater than the risk associated with investing directly in securities or other traditional instruments.

For a complete description of these and other risks associated with investing in the Fund, please refer to the Fund’s prospectus.

Growth of $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2021
	1 Year	3 Year	5 Year	Since Inception (4/30/12)
AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund	11.07%	11.43%	8.48%	6.44%
S&P 500 Index	28.71%	26.07%	18.47%	15.81%
Bloomberg U.S. Aggregate Bond Index	-1.54%	4.79%	3.57%	2.85%
Income & Growth Composite Index	9.91%	13.49%	9.78%	8.17%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio	Gross
AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund	0.82%

The above expense ratio is based on the current Fund prospectus dated April 30, 2021. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.15% through April 30, 2023. Additional information pertaining to the December 31, 2021 expense ratio can be found in the Financial Highlights.

Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.15%.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the Income & Growth Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Composite is a blended index comprised of (40%) S&P 500 and (60%) Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

AZL MVP FIAM Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP FIAM Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP FIAM Multi-Strategy Fund	$1,000.00	$1,044.10	$0.72	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP FIAM Multi-Strategy Fund	$1,000.00	$1,024.50	$0.71	0.14%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Balanced Funds	95.0%

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

3

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

December 31, 2021

Shares		Value
Affiliated Investment Company (95.0%):
Balanced Funds (95.0%):
14,655,497	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$231,703,402

Total Affiliated Investment Company (Cost $182,124,537)		231,703,402

Total Investment Securities (Cost $182,124,537) — 95.0%(a)		231,703,402
Net other assets (liabilities) — 5.0%		12,085,137

Net Assets — 100.0%		$243,788,539

Percentages indicated are based on net assets as of December 31, 2021.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

At December 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini March Futures (U.S. Dollar)	3/18/22	20	$4,758,500	$73,722
U.S. Treasury 10-Year Note March Futures (U.S. Dollar)	3/22/22	56	7,306,250	77,367

				$151,089

See accompanying notes to the financial statements.

4

AZL MVP FIAM Multi-Strategy Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliates, at cost	$182,124,537

Investments in affiliates, at value	$231,703,402
Deposit at broker for futures contracts collateral	12,192,381
Interest and dividends receivable	278
Receivable for affiliated investments sold	46,138
Prepaid expenses	1,194

Total Assets	243,943,393

Liabilities:
Cash overdraft	46,186
Payable for capital shares redeemed	69,925
Manager fees payable	23,699
Administration fees payable	5,482
Custodian fees payable	210
Administrative and compliance services fees payable	321
Transfer agent fees payable	720
Trustee fees payable	1,800
Other accrued liabilities	6,511

Total Liabilities	154,854

Net Assets	$243,788,539

Net Assets Consist of:
Paid in capital	$206,120,018
Total distributable earnings	37,668,521

Net Assets	$243,788,539

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,989,463
Net Asset Value (offering and redemption price per share)	$13.55

Statement of Operations

For the Year Ended December 31, 2021

Investment Income:
Dividends from affiliates	$1,237,616
Interest	3,430

Total Investment Income	1,241,046

Expenses:
Management fees	255,091
Administration fees	58,999
Custodian fees	1,367
Administrative and compliance services fees	3,016
Transfer agent fees	5,124
Trustee fees	12,539
Professional fees	11,250
Shareholder reports	8,701
Other expenses	3,263

Total expenses	359,350

Net Investment Income/(Loss)	881,696

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	5,533,751
Net realized gains distributions from affiliated underlying funds	3,299,508
Net realized gains/(losses) on futures contracts	394,828
Change in net unrealized appreciation/depreciation on affiliated transactions	16,655,667
Change in net unrealized appreciation/depreciation on futures contracts	19,338

Net realized and Change in net unrealized gains/losses on investments	25,903,092

Change in Net Assets Resulting From Operations	$26,784,788

See accompanying notes to the financial statements.

5

AZL MVP FIAM Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Change In Net Assets:
Operations:
Net investment income/(loss)	$881,696	$5,442,194
Net realized gains/(losses) on investments	9,228,087	(4,983,951)
Change in unrealized appreciation/depreciation on investments	16,675,005	16,071,770

Change in net assets resulting from operations	26,784,788	16,530,013

Distributions to Shareholders:
Distributions	(15,134,637)	(6,705,233)

Change in net assets resulting from distributions to shareholders	(15,134,637)	(6,705,233)

Capital Transactions:
Proceeds from shares issued	4,587,179	7,217,662
Proceeds from dividends reinvested	15,134,637	6,705,234
Value of shares redeemed	(42,501,630)	(34,192,310)

Change in net assets resulting from capital transactions	(22,779,814)	(20,269,414)

Change in net assets	(11,129,663)	(10,444,634)
Net Assets:
Beginning of period	254,918,202	265,362,836

End of period	$243,788,539	$254,918,202

Share Transactions:
Shares issued	337,882	572,574
Dividends reinvested	1,160,632	538,573
Shares redeemed	(3,113,533)	(2,791,887)

Change in shares	(1,615,019)	(1,680,740)

See accompanying notes to the financial statements.

6

AZL MVP FIAM Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$13.00	$12.47	$11.17	$11.81	$10.79

Investment Activities:
Net Investment Income/(Loss)	0.05 (a)	0.27 (a)	0.27 (a)	0.28	— (b)
Net Realized and Unrealized Gains/(Losses) on Investments	1.36	0.61	1.52	(0.52)	1.17

Total from Investment Activities	1.41	0.88	1.79	(0.24)	1.17

Distributions to Shareholders From:
Net Investment Income	(0.36)	(0.35)	(0.49)	(0.40)	(0.15)
Net Realized Gains	(0.50)	—	—	—	—

Total Dividends	(0.86)	(0.35)	(0.49)	(0.40)	(0.15)

Net Asset Value, End of Period	$13.55	$13.00	$12.47	$11.17	$11.81

Total Return(c)	11.07%	7.16%	16.25%	(2.14)%	10.93%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$243,789	$254,918	$265,363	$245,936	$274,843
Net Investment Income/(Loss)	0.35%	2.19%	2.24%	2.12%	(0.09)%
Expenses Before Reductions*(d)	0.14%	0.15%	0.14%	0.14%	0.13%
Expenses Net of Reductions*	0.14%	0.15%	0.14%	0.14%	0.13%
Portfolio Turnover Rate	3%	6%	7%	7%	4%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

December 31, 2021

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP FIAM Multi-Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2021, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

8

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

December 31, 2021

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the year ended December 31, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended December 31, 2021, the monthly average notional amount for long contracts was $12.1 million, and the monthly average notional amount for short contracts was $0.1 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$73,722	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	77,367	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$686,110	$(46,937)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(291,282)	66,275

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the year ended December 31, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP FIAM Multi-Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

9

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

December 31, 2021

Management fees which the Manager waived in order to maintain more competitive expense ratios are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the year ended December 31, 2021, there were no such waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 12/31/2021	Shares as of 12/31/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL FIAM Multi-Strategy Fund	$243,094,799	$6,653,718	$(40,234,533)	$5,533,751	$16,655,667	$231,703,402	14,655,497	$1,237,616	$3,299,508

	$243,094,799	$6,653,718	$(40,234,533)	$5,533,751	$16,655,667	$231,703,402	14,655,497	$1,237,616	$3,299,508

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$231,703,402	$—	$—	$231,703,402

Total Investment Securities	231,703,402	—	—	231,703,402

Other Financial Instruments:*
Futures Contracts	151,089	—	—	151,089

Total Investments	$231,854,491	$—	$—	$231,854,491

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements as variation margin.

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AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

December 31, 2021

5. Security Purchases and Sales

For the year ended December 31, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP FIAM Multi-Strategy Fund	$6,653,718	$40,234,533

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. New Regulatory Pronouncements

In October 2020 the SEC adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives contracts the Fund can enter and replaces the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, among other requirements. In December 2020, the SEC adopted new Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. Management is currently evaluating the effect, if any, that the new Rules will have on the Fund’s operations, oversight and financial statements. The compliance date is August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 is $185,158,767. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$46,544,635
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$46,544,635

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AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

December 31, 2021

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP FIAM Multi-Strategy Fund	$6,339,708	$8,794,929	$15,134,637

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP FIAM Multi-Strategy Fund	$6,705,233	$—	$6,705,233

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP FIAM Multi-Strategy Fund	$7,184,221	$3,099,513	$—	$46,544,635	$56,828,369

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of the shareholder could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the four years ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021, and the financial highlights for each of the four years ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2017 and the financial highlights for the year ended December 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 23, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2022

We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

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Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2021, 26.52% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

During the year ended December 31, 2021, the Fund declared net long-term capital gain distributions of $8,794,929.

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Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

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Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2023 (the “Expense Limitation Agreement”).

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by certain underlying funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.

Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from their relationships with the Funds.

The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2021. Information relevant to the approval of the Management Agreement was considered at Board meetings held June 21, 2021, and September 14, 2021, as well as at various other meetings preceding those meetings. Pursuant to an exemptive order issued by the SEC (the “Exemptive Order”), providing relief from in-person meeting requirements under the 1940 Act, the Board, including the Independent Trustees, determined that reliance on the Exemptive Order was necessary and appropriate due to the circumstances related to the current and potential effects of the COVID-19 pandemic and determined to vote on the renewal of the Management Agreement at a meeting held by video conference call at which all Board members, including the Independent Trustees, participated and were able to hear each other simultaneously during the meeting. Accordingly, the Management Agreement was approved by the Board at a meeting on September 14, 2021. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2023.

In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

16

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Funds and the Manager. In connection with every quarterly Board meeting and the summer and fall 2021 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held June 21, 2021, and September 14, 2021, the Manager reported that, for the nine Funds for which performance information was available for the five-year period ended December 31, 2020, one Fund was in the top 40%, two were in the middle 20%, and six were in the bottom 40%. The Manager reported that for the three-year period ended December 31, 2020, three Funds were in the top 40%, one was in the middle 20%, and eight were in the bottom 40%. For the one-year period ended December 31, 2020, one Fund was in the top 40%, one was in the middle 20%, and ten were in the bottom 40% against peers.

The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the eight Funds for which performance information was available for the five-year period ended December 31, 2020, two Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 20%. For the three-year period ended December 31, 2020, three Funds were in the top 40%, three were in the middle 20%, and four were in the bottom 40%. For the one-year period ended December 31, 2020, one Funds was in the top 40%, four were in the middle 20%, and five were in the bottom 40%. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.

At the Board meeting held September 14, 2021, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2021.

At the Board meeting held September 14, 2021, the Trustees determined that the investment performance of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three MVP Fusion Funds the advisory fee paid put these Funds in the 11th percentile of the customized peer group. The Manager reported that for the four MVP Index Strategy Funds the advisory fee paid put them in the 23rd percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund the advisory fee paid put it in the 7th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 8th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2018 through 2020. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.

The Board also considered that Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the AZL MVP Fusion Funds, pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the AZL MVP Fusion Funds’ underlying funds and the asset allocations among the underlying funds. The Manager, not any Fund, pays a consultant fee to Wilshire.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2021, were approximately $10.4 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.7 billion.

The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.

Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

17

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, VIP Trust and ETF Trust are the “AIM Complex”). There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Independent Trustees(1)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	46	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance

Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	46	None

Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	46	Diamond Hill Funds (10 funds)

Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	46	Connecticut Water Service, Inc.

Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 1/22 (Consultant to the Independent Trustees since 2/20)(3)	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	46	Engine No. 1 ETF Trust (2 funds); Esoterica Thematic Trust (2019 - 2020)

Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, CEO, Health eSense Inc.(a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	46	None

Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of year books and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	46	None

Interested Trustee(4)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present	46	None

(1)	Each of the Independent Trustees is a member of the Audit Committee.

(2)	Indefinite.

(3)

Prior to January 1, 2022, Mr. Gee served as a consultant to the Independent Trustees since February 2020, during which he attended meetings of the Board and its standing committees, including the audit committee, solely in his capacity as a consultant, and was not entitled to vote.

(4)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.

18

Officers

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life, 2011 to present.

Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since 12/20	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life, 2008 to present.

Bashir C. Asad (1963) Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 06/16	Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present.

Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(2) and Anti-Money Laundering Compliance Officer	Since 02/14	Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the ETF Trust, 2020 to present.

Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 02/16	Vice President, Allianz Investment Management LLC, 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, 2015 to 2020.

Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 04/09	Assistant Vice President, Allianz Investment Management LLC, 2013 to present.

(1)	Indefinite.

(2)

The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.

19

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1221 02/22

AZL® MVP FusionSM Balanced Fund

Annual Report

December 31, 2021

Management Discussion and Analysis Page 1

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Report of Independent Registered Public Accounting Firm Page 13

Other Federal Income Tax Information Page 14

Other Information Page 15

Approval of Investment Advisory Agreement Page 16

Information about the Board of Trustees and Officers Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP FusionSM Balanced Fund Review (Unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL® MVP FusionSM Balanced Fund.

What factors affected the Fund’s performance during the year ended December 31, 2021?*

For the year ended December 31, 2021, the AZL® MVP FusionSM Balanced Fund (the “Fund) returned 9.20%. That compared to a 28.71%, -1.54% and a 12.91% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Balanced Composite Index, respectively.1

The Fund is a fund of funds that achieves broad diversification by investing in underlying funds. The Fund typically holds between 40% and 60% of its assets in equity funds and 40% to 60% of its assets in fixed-income funds. The Fund also employs the MVP (Managed Volatility Portfolio) risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of Fund and market volatility.

U.S. equities began 2021 with positive momentum. Large cap stocks generally moved higher as corporate earnings rose and the number of COVID-19 cases declined. Fiscal and monetary stimulus provided liquidity for consumers to spend, and as businesses reopened and consumer confidence rose, the U.S equity market continued to rally. These conditions would later lead to inflationary pressures. Excess demand for goods and an escalation of input costs led to increased inflation levels unseen since the early 1980s. Despite high inflation, the U.S. stock market continued to gain throughout most of the year and the U.S. economy ended 2021 stronger than it was at the beginning of the year.

International developed market equities, as measured by the MSCI EAFE Index2, returned 11.78% for the year. Emerging markets equities, as measured by the MSCI Emerging Markets Equity Index3, returned -2.22%. The COVID-19 pandemic led some countries to shut down their economies to combat the spread of the virus. Central banks provided stimulus throughout the year, and some started scaling back economic support as economic activity improved. Hong Kong stocks detracted from developed market returns as regulatory crackdowns weighed on equity prices. In emerging markets, China’s recovery slowed amid energy constraints, COVID lockdowns, and concerns about their real estate development sector. A strong U.S. dollar benefited domestic equities as both developed market and emerging market equity returns trailed U.S. stocks.

U.S. bonds suffered during the year and the Bloomberg U.S. Aggregate Bond Index returned -1.54%. The U.S. economy recovered from the COVID-19 pandemic throughout the year causing interest rates to rise, particularly in the front end of the yield curve. This provided headwinds to domestic fixed income performance compared to 2020. Fund mandates that allowed certain underlying funds to add more credit exposure helped these funds outpace U.S. Treasuries, even as spreads have remained at historically tight levels in both investment grade and high yield bonds for most of the year. Those underlying funds that invested in Treasury Inflation Protected Securities (TIPS) benefited from elevated inflation expectations.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark during the period. Its allocation to developed market non-U.S. equities detracted on a relative basis, as these securities generally trailed U.S. equities and are not included in its blended benchmark. The Fund’s performance compared to the blended benchmark was negatively affected by its allocation to U.S. mid-cap and emerging market equities, which generally trailed large cap U.S. equities during the period. The Fund’s overweight exposure to U.S. value stocks compared to growth stocks detracted, as growth stocks generally outperformed during the year.

The fixed income allocation detracted from relative performance largely due to the underlying funds’ fees. The Fund’s fixed income allocation benefited from overweight exposure to credit and TIPS. Its underweight to policy duration benefited as interest rates increased during the year.

The MVP risk management process uses derivatives to control portfolio volatility in unstable market conditions. Market volatility was relatively low during 2021, and so the MVP process did not reduce the Fund’s equity exposure at any point during the year. The MVP process was invested in futures and provided a positive return, however this detracted from the Fund’s performance relative to the underlying holdings.

Past performance does not guarantee future results.

*

The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2021.

[1]	For a complete description of the Fund’s performance benchmarks please refer to page 2 of this report.

[2]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

[3]	The MSCI Emerging Markets Index (“MSCI EM”) is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.

The indexes defined above are unmanaged. Investors cannot invest directly in an index.

1

AZL MVP FusionSM Balanced Fund Review (Unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation with preservation of capital as an important consideration. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of permitted Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments.

Emerging market investing may be subject to additional economic, political, liquidity, and currency risks not associated with more developed countries.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.

Debt securities held by an underlying fund may decline in value due to rising interest rates.

For a complete description of these and other risks associated with investing in the Fund, please refer to the Fund’s prospectus.

Growth of $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2021
	1 Year	3 Year	5 Year	10 Year
AZL MVP FusionSM Balanced Fund	9.20%	9.47%	6.85%	6.53%
S&P 500 Index	28.71%	26.07%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index	-1.54%	4.79%	3.57%	2.90%
Balanced Composite Index	12.91%	15.64%	11.29%	9.86%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio	Gross
AZL MVP FusionSM Balanced Fund	0.95%

The above expense ratio is based on the current Fund prospectus dated April 30, 2021. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.30% through April 30, 2023. Additional information pertaining to the December 31, 2021 expense ratio can be found in the Financial Highlights.

Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.23%.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the Balanced Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Composite is a blended index comprised of (50%) S&P 500 and (50%) Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

AZL MVP Fusion Balanced Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP Fusion Balanced Fund	$1,000.00	$1,026.70	$0.87	0.17%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP Fusion Balanced Fund, Class 1	$1,000.00	$1,024.35	$0.87	0.17%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	47.2%

Domestic Equity Funds	32.8

International Equity Funds	15.0

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

3

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

December 31, 2021

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (32.8%):
1,187,824	AZL DFA U.S. Core Equity Fund	$20,086,112
819,583	AZL DFA U.S. Small Cap Fund	12,121,637
984,491	AZL Gateway Fund	15,879,837
711,395	AZL Mid Cap Index Fund, Class 2	20,096,921
3,748,419	AZL Russell 1000 Growth Index Fund, Class 2	88,312,742
5,823,853	AZL Russell 1000 Value Index Fund, Class 2	88,988,474
720,994	AZL Small Cap Stock Index Fund, Class 2	12,091,075

		257,576,798

Fixed Income Funds (47.2%):
5,234,185	AZL Enhanced Bond Index Fund	58,465,846
7,338,793	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	77,791,210
7,694,447	AZL MetWest Total Return Bond Fund	77,636,975
3,617,983	PIMCO VIT Income Portfolio	39,472,198
3,829,579	PIMCO VIT Low Duration Portfolio	39,176,597
7,235,820	PIMCO VIT Total Return Portfolio	77,857,428

		370,400,254

Shares		Value
Affiliated Investment Companies, continued
International Equity Funds (15.0%):
2,268,011	AZL DFA International Core Equity Fund	$27,941,892
3,553,194	AZL International Index Fund, Class 2	67,404,093
2,863,091	AZL MSCI Emerging Markets Equity Index Fund, Class 2	22,761,576

		118,107,561

Total Affiliated Investment Companies (Cost $624,090,861)		746,084,613

Total Investment Securities (Cost $624,090,861) — 95.0%(a)		746,084,613
Net other assets (liabilities) — 5.0%		39,022,954

Net Assets — 100.0%		$785,107,567

Percentages indicated are based on net assets as of December 31, 2021.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

At December 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini March Futures (U.S. Dollar)	3/18/22	82	$19,509,850	$287,074

U.S. Treasury 10-Year Note March Futures (U.S. Dollar)	3/22/22	150	19,570,313	206,517

				$493,591

See accompanying notes to the financial statements.

4

AZL MVP Fusion Balanced Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliates, at cost	$624,090,861

Investments in affiliates, at value	$746,084,613
Deposit at broker for futures contracts collateral	39,195,489
Interest and dividends receivable	307,551
Receivable for affiliated investments sold	388,386
Prepaid expenses	3,802

Total Assets	785,979,841

Liabilities:
Cash overdraft	695,638
Payable for capital shares redeemed	42,674
Manager fees payable	99,476
Administration fees payable	6,231
Custodian fees payable	278
Administrative and compliance services fees payable	1,104
Transfer agent fees payable	826
Trustee fees payable	6,200
Other accrued liabilities	19,847

Total Liabilities	872,274

Net Assets	$785,107,567

Net Assets Consist of:
Paid in capital	$639,963,719
Total distributable earnings	145,143,848

Net Assets	$785,107,567

Shares of beneficial interest (unlimited number of shares authorized, no par value)	66,811,386
Net Asset Value (offering and redemption price per share)	$11.75

Statement of Operations

For the Year Ended December 31, 2021

Investment Income:
Dividends from affiliates	$10,019,595
Interest	11,230

Total Investment Income	10,030,825

Expenses:
Management fees	1,628,486
Administration fees	58,296
Custodian fees	1,649
Administrative and compliance services fees	8,976
Transfer agent fees	5,025
Trustee fees	37,416
Professional fees	33,652
Shareholder reports	22,023
Other expenses	10,757

Total expenses before reductions	1,806,280
Less Management fees contractually waived	(407,129)

Net expenses	1,399,151

Net Investment Income/(Loss)	8,631,674

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	29,012,197
Net realized gains distributions from affiliated underlying funds	25,139,151
Net realized gains/(losses) on futures contracts	4,459,699
Change in net unrealized appreciation/depreciation on affiliated underlying funds	5,245,435
Change in net unrealized appreciation/depreciation on futures contracts	(4,234)

Net realized and Change in net unrealized gains/losses on investments	63,852,248

Change in Net Assets Resulting From Operations	$72,483,922

See accompanying notes to the financial statements.

5

AZL MVP Fusion Balanced Fund

Statements of Changes in Net Assets

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Change In Net Assets:
Operations:
Net investment income/(loss)	$8,631,674	$15,357,100
Net realized gains/(losses) on investments	58,611,047	(38,610,670)
Change in unrealized appreciation/depreciation on investments	5,241,201	48,112,574

Change in net assets resulting from operations	72,483,922	24,859,004

Distributions to Shareholders:
Distributions	(17,895,771)	(45,264,037)

Change in net assets resulting from distributions to shareholders	(17,895,771)	(45,264,037)

Capital Transactions:
Proceeds from shares issued	1,993,876	8,892,710
Proceeds from dividends reinvested	17,895,770	45,264,037
Value of shares redeemed	(117,103,853)	(129,737,253)

Change in net assets resulting from capital transactions	(97,214,207)	(75,580,506)

Change in net assets	(42,626,056)	(95,985,539)
Net Assets:
Beginning of period	827,733,623	923,719,162

End of period	$785,107,567	$827,733,623

Share Transactions:
Shares issued	173,506	857,686
Dividends reinvested	1,567,055	4,403,116
Shares redeemed	(10,136,507)	(12,264,964)

Change in shares	(8,395,946)	(7,004,162)

See accompanying notes to the financial statements.

6

AZL MVP Fusion Balanced Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$11.01	$11.24	$10.44	$11.91	$11.88

Investment Activities:
Net Investment Income/(Loss)	0.12 (a)	0.20 (a)	0.22 (a)	0.22	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	0.89	0.18	1.38	(0.83)	1.27

Total from Investment Activities	1.01	0.38	1.60	(0.61)	1.41

Distributions to Shareholders From:
Net Investment Income	(0.27)	(0.26)	(0.29)	(0.15)	(0.22)
Net Realized Gains	—	(0.35)	(0.51)	(0.71)	(1.16)

Total Dividends	(0.27)	(0.61)	(0.80)	(0.86)	(1.38)

Net Asset Value, End of Period	$11.75	$11.01	$11.24	$10.44	$11.91

Total Return(b)	9.20%	3.78%	15.76%	(5.40)%	12.23%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$785,108	$827,734	$923,719	$919,206	$1,099,494
Net Investment Income/(Loss)	1.06%	1.88%	1.95%	1.74%	1.00%
Expenses Before Reductions*(c)	0.22%	0.23%	0.23%	0.22%	0.22%
Expenses Net of Reductions*	0.17%	0.23%	0.23%	0.22%	0.22%
Portfolio Turnover Rate	9%	17%	12%	15%	17%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

December 31, 2021

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Balanced Fund (prior to February 1, 2021, AZL MVP Fusion Dynamic Balanced Fund) (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2021, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

8

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

December 31, 2021

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the year ended December 31, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended December 31, 2021, the monthly average notional amount for long contracts was $40.3 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$287,074	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	206,517	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$5,260,127	$(177,972)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(800,428)	173,738

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the year ended December 31, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MVP Fusion Balanced Fund	0.20%	0.30%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.15% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

9

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

December 31, 2021

Management fees which the Manager waived in order to maintain more competitive expense ratios are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 12/31/2021	Shares as of 12/31/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$30,791,327	$398,061	$(6,662,203)	$1,680,323	$1,734,384	$27,941,892	2,268,011	$398,061	$—
AZL DFA U.S. Core Equity Fund	26,588,658	2,180,534	(12,741,693)	4,223,554	(164,941)	20,086,112	1,187,824	223,641	1,956,893
AZL DFA U.S. Small Cap Fund	14,066,883	971,349	(5,567,790)	1,767,667	883,528	12,121,637	819,583	72,164	899,186
AZL Enhanced Bond Index Fund	59,208,019	4,366,461	(2,018,437)	(67,304)	(3,022,893)	58,465,846	5,234,185	454,102	1,510,113
AZL FIAM Total Bond Fund, Class 2	80,039,915	5,228,324	(4,239,997)	22,515	(3,259,547)	77,791,210	7,338,793	2,015,130	1,515,520
AZL Gateway Fund	16,889,455	145,402	(2,844,726)	426,134	1,263,572	15,879,837	984,491	104,672	—
AZL International Index Fund, Class 2	72,111,229	1,012,933	(12,002,366)	3,014,655	3,267,642	67,404,093	3,553,194	1,012,933	—
AZL MetWest Total Return Bond Fund	79,176,081	8,370,087	(3,591,577)	(173,456)	(6,144,160)	77,636,975	7,694,447	1,168,598	4,136,085
AZL Mid Cap Index Fund, Class 2	34,557,736	1,607,055	(21,643,884)	5,504,799	71,215	20,096,921	711,395	228,013	1,379,043
AZL MSCI Emerging Markets Equity Index Fund, Class 2	27,007,910	1,090,638	(3,906,030)	887,000	(2,317,942)	22,761,576	2,863,091	316,512	414,010
AZL Russell 1000 Growth Index Fund, Class 2	75,887,494	26,594,365	(24,937,984)	7,870,673	2,898,194	88,312,742	3,748,419	207,626	9,339,144
AZL Russell 1000 Value Index Fund, Class 2	97,124,921	9,064,140	(34,966,311)	3,066,838	14,698,886	88,988,474	5,823,853	967,304	226,836
AZL Small Cap Stock Index Fund, Class 2	14,061,597	384,202	(5,279,188)	928,909	1,995,555	12,091,075	720,994	78,321	305,881
PIMCO VIT Income Portfolio	40,890,645	1,115,994	(2,167,468)	68,607	(435,580)	39,472,198	3,617,983	1,115,999	—
PIMCO VIT Low Duration Portfolio	39,011,536	928,167	(188,723)	(1,230)	(573,153)	39,176,597	3,829,579	206,182	—
PIMCO VIT Total Return Portfolio	79,106,667	8,310,199	(3,702,626)	(207,487)	(5,649,325)	77,857,428	7,235,820	1,450,337	3,456,440

	$786,520,073	$71,767,911	$(146,461,003)	$29,012,197	$5,245,435	$746,084,613	57,631,662	$10,019,595	$25,139,151

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

10

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

December 31, 2021

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$746,084,613	$—	$—	$746,084,613

Total Investment Securities	746,084,613	—	—	746,084,613

Other Financial Instruments:*
Futures Contracts	493,591	—	—	493,591

Total Investments	$746,578,204	$—	$—	$746,578,204

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the year ended December 31, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Fusion Balanced Fund	$71,767,911	$146,461,003

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

11

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

December 31, 2021

8. New Regulatory Pronouncements

In October 2020 the SEC adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives contracts the Fund can enter and replaces the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, among other requirements. In December 2020, the SEC adopted new Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. Management is currently evaluating the effect, if any, that the new Rules will have on the Fund’s operations, oversight and financial statements. The compliance date is August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 is $634,832,974. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$111,271,047
Unrealized (depreciation)	(19,408)

Net unrealized appreciation/(depreciation)	$111,251,639

During the year ended December 31, 2021, the Fund utilized $25,345,756 in capital loss carry forwards (“CLCFs”) to offset capital gains. As of the end of its tax year ended December 31, 2021, the Fund had no remaining CLCFs.

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Balanced Fund	$17,895,771	$—	$17,895,771

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Balanced Fund	$21,984,490	$23,279,547	$45,264,037

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Balanced Fund	$16,011,103	$25,319,801	$—	$111,251,639	$152,582,543

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of the shareholder could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of

AZL MVP Fusion Balanced Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Fusion Balanced Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the four years ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021, and the financial highlights for each of the four years ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2017 and the financial highlights for the year ended December 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 23, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2022

We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

13

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2021, 19.30% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

14

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

15

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2023 (the “Expense Limitation Agreement”).

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by certain underlying funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.

Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from their relationships with the Funds.

The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2021. Information relevant to the approval of the Management Agreement was considered at Board meetings held June 21, 2021, and September 14, 2021, as well as at various other meetings preceding those meetings. Pursuant to an exemptive order issued by the SEC (the “Exemptive Order”), providing relief from in-person meeting requirements under the 1940 Act, the Board, including the Independent Trustees, determined that reliance on the Exemptive Order was necessary and appropriate due to the circumstances related to the current and potential effects of the COVID-19 pandemic and determined to vote on the renewal of the Management Agreement at a meeting held by video conference call at which all Board members, including the Independent Trustees, participated and were able to hear each other simultaneously during the meeting. Accordingly, the Management Agreement was approved by the Board at a meeting on September 14, 2021. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2023.

In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to,

16

any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Funds and the Manager. In connection with every quarterly Board meeting and the summer and fall 2021 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held June 21, 2021, and September 14, 2021, the Manager reported that, for the nine Funds for which performance information was available for the five-year period ended December 31, 2020, one Fund was in the top 40%, two were in the middle 20%, and six were in the bottom 40%. The Manager reported that for the three-year period ended December 31, 2020, three Funds were in the top 40%, one was in the middle 20%, and eight were in the bottom 40%. For the one-year period ended December 31, 2020, one Fund was in the top 40%, one was in the middle 20%, and ten were in the bottom 40% against peers.

The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the eight Funds for which performance information was available for the five-year period ended December 31, 2020, two Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 20%. For the three-year period ended December 31, 2020, three Funds were in the top 40%, three were in the middle 20%, and four were in the bottom 40%. For the one-year period ended December 31, 2020, one Funds was in the top 40%, four were in the middle 20%, and five were in the bottom 40%. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.

At the Board meeting held September 14, 2021, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2021.

At the Board meeting held September 14, 2021, the Trustees determined that the investment performance of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three MVP Fusion Funds the advisory fee paid put these Funds in the 11th percentile of the customized peer group. The Manager reported that for the four MVP Index Strategy Funds the advisory fee paid put them in the 23rd percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund the advisory fee paid put it in the 7th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 8th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2018 through 2020. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.

The Board also considered that Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the AZL MVP Fusion Funds, pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the AZL MVP Fusion Funds’ underlying funds and the asset allocations among the underlying funds. The Manager, not any Fund, pays a consultant fee to Wilshire.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2021, were approximately $10.4 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.7 billion.

The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.

Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

17

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, VIP Trust and ETF Trust are the “AIM Complex”). There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Independent Trustees(1)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	46	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance

Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	46	None

Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	46	Diamond Hill Funds (10 funds)

Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	46	Connecticut Water Service, Inc.

Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 1/22 (Consultant to the Independent Trustees since 2/20)(3)	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	46	Engine No. 1 ETF Trust (2 funds); Esoterica Thematic Trust (2019 — 2020)

Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, CEO, Health eSense Inc.(a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	46	None

Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of year books and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	46	None

Interested Trustee(4)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present	46	None

(1)	Each of the Independent Trustees is a member of the Audit Committee.

(2)	Indefinite.

(3)

Prior to January 1, 2022, Mr. Gee served as a consultant to the Independent Trustees since February 2020, during which he attended meetings of the Board and its standing committees, including the audit committee, solely in his capacity as a consultant, and was not entitled to vote.

(4)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.

18

Officers

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(1)/Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life, 2011 to present.

Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since 12/20	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life, 2008 to present.

Bashir C. Asad (1963) Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 06/16	Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present.

Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(2) and Anti-Money Laundering Compliance Officer	Since 02/14	Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the ETF Trust, 2020 to present.

Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 02/16	Vice President, Allianz Investment Management LLC, 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, 2015 to 2020.

Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 04/09	Assistant Vice President, Allianz Investment Management LLC, 2013 to present.

(1)	Indefinite.

(2)

The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.

19

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1221 02/22

AZL® MVP FusionSM Conservative Fund

Annual Report

December 31, 2021

Management Discussion and Analysis Page 1

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Report of Independent Registered Public Accounting Firm Page 13

Other Federal Income Tax Information Page 14

Other Information Page 15

Approval of Investment Advisory Agreement Page 16

Information about the Board of Trustees and Officers Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP FusionSM Conservative Fund Review (Unaudited)

Allianz Investment Management LLC serves as Manager for the AZL® MVP FusionSM Conservative Fund.

What factors affected the Fund’s performance during the year ended December 31, 2021?*

For the year ended December 31, 2021, the AZL® MVP FusionSM Conservative (the “Fund”) returned 6.15%. That compared to a 28.71%, -1.54% and an 8.43% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Conservative Composite Index, respectively.1

The Fund is a fund of funds that achieves broad diversification by investing in underlying funds. The Fund typically holds between 25% and 45% of its assets in equity funds and 55% to 75% of its assets in fixed-income funds. The Fund also employs the MVP (Managed Volatility Portfolio) risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of Fund and market volatility.

U.S. equities began 2021 with positive momentum. Large cap stocks generally moved higher as corporate earnings rose and the number of COVID-19 cases declined. Fiscal and monetary stimulus provided liquidity for consumers to spend, and as businesses reopened and consumer confidence rose, the U.S equity market continued to rally. These conditions would later lead to inflationary pressures. Excess demand for goods and an escalation of input costs led to increased inflation levels unseen since the early 1980s. Despite high inflation, the U.S. stock market continued to gain throughout most of the year and the U.S. economy ended 2021 stronger than it was at the beginning of the year.

International developed market equities, as measured by the MSCI EAFE Index2, returned 11.78% for the year. Emerging markets equities, as measured by the MSCI Emerging Markets Equity Index3, returned -2.22%. The COVID-19 pandemic led some countries to shut down their economies to combat the spread of the virus. Central banks provided stimulus throughout the year, and some started scaling back economic support as economic activity improved. Hong Kong stocks detracted from developed market returns as regulatory crackdowns weighed on equity prices. In emerging markets, China’s recovery slowed amid energy constraints, COVID lockdowns, and concerns about their real estate development sector. A strong U.S. dollar benefited domestic equities as both developed market and emerging market equity returns trailed U.S. stocks.

U.S. bonds suffered during the year and the Bloomberg U.S. Aggregate Bond Index returned -1.54%. The U.S. economy recovered from the COVID-19 pandemic throughout the year causing interest rates to rise, particularly in the front end of the yield curve. This provided headwinds to domestic fixed income performance compared to 2020. Fund mandates that allowed certain underlying funds to add more credit exposure helped these funds outpace U.S. Treasuries, even as spreads have remained at historically tight levels in both investment grade and high yield bonds for most of the year. Those underlying funds that invested in Treasury Inflation Protected Securities (TIPS) benefited from elevated inflation expectations.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark during the period. Its allocation to developed market non-U.S. equities detracted on a relative basis, as these stocks generally trailed U.S. equities and are not included in its blended benchmark. The Fund’s performance compared to the blended benchmark was negatively affected by its allocation to U.S. mid-cap and emerging market equities, which generally trailed large cap U.S. equities during the period. The Fund’s overweight exposure to U.S. value stocks compared to growth stocks detracted, as growth stocks generally outperformed during the year.

The fixed income allocation detracted from relative performance largely due to the underlying funds’ fees. The Fund’s fixed income allocation benefited from overweight exposure to credit and TIPS. Its underweight to policy duration benefited as interest rates increased during the year.

The MVP risk management process uses derivatives to control portfolio volatility in unstable market conditions. Market volatility was relatively low during 2021, and so the MVP process did not reduce the Fund’s equity exposure at any point during the year. The MVP process was invested in futures and provided a positive return, however this detracted from the Fund’s performance relative to the underlying holdings.

Past performance does not guarantee future results.

*The

Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2021.

[1]	For a complete description of the Fund’s performance benchmarks please refer to page 2 of this report.

[2]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

[3]	The MSCI Emerging Markets Index (“MSCI EM”) is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.

The indexes defined above are unmanaged. Investors cannot invest directly in an index.

1

AZL MVP FusionSM Conservative Fund Review (Unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation with preservation of capital as an important consideration. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of permitted Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments.

Emerging market investing may be subject to additional economic, political, liquidity, and currency risks not associated with more developed countries.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.

Debt securities held by an underlying fund may decline in value due to rising interest rates.

For a complete description of these and other risks associated with investing in the Fund, please refer to the Fund’s prospectus.

Growth of $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2021
	1 Year	3 Year	5 Year	10 Year
AZL MVP FusionSM Conservative Fund	6.15%	8.09%	5.85%	5.75%
S&P 500 Index	28.71%	26.07%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index	-1.54%	4.79%	3.57%	2.90%
Conservative Composite Index	8.43%	12.41%	9.02%	7.79%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio	Gross
AZL MVP FusionSM Conservative Fund	0.97%

The above expense ratio is based on the current Fund prospectus dated April 30, 2021. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.35% through April 30, 2023. Additional information pertaining to the December 31, 2021 expense ratio can be found in the Financial Highlights.

Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.25% .

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the Conservative Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Composite is a blended index comprised of (35%) S&P 500 and (65%) Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

AZL MVP Fusion Conservative Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21
AZL MVP Fusion Conservative Fund	$1,000.00	$1,019.70	$0.97	0.19%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21
AZL MVP Fusion Conservative Fund	$1,000.00	$1,024.25	$0.97	0.19%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Funds	61.6%

Domestic Equity Funds	23.8

International Equity Funds	9.6

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

3

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

December 31, 2021

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (23.8%):
239,129	AZL DFA U.S. Core Equity Fund	$4,043,677
156,115	AZL DFA U.S. Small Cap Fund	2,308,939
212,646	AZL Gateway Fund	3,429,976
163,559	AZL Mid Cap Index Fund, Class 2	4,620,535
781,108	AZL Russell 1000 Growth Index Fund, Class 2	18,402,908
1,214,143	AZL Russell 1000 Value Index Fund, Class 2	18,552,106
172,512	AZL Small Cap Stock Index Fund, Class 2	2,893,033

		54,251,174

Fixed Income Funds (61.6%):
1,982,589	AZL Enhanced Bond Index Fund	22,145,524
2,787,478	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	29,547,272
2,925,906	AZL MetWest Total Return Bond Fund	29,522,395
1,251,734	PIMCO VIT Income Portfolio	13,656,413

Shares		Value
Affiliated Investment Companies, continued
Fixed Income Funds, continued
1,546,047	PIMCO VIT Low Duration Portfolio	$15,816,060
2,750,746	PIMCO VIT Total Return Portfolio	29,598,029

		140,285,693

International Equity Funds (9.6%):
468,253	AZL DFA International Core Equity Fund	5,768,878
663,885	AZL International Index Fund, Class 2	12,593,893
431,423	AZL MSCI Emerging Markets Equity Index Fund, Class 2	3,429,809

		21,792,580

Total Affiliated Investment Companies (Cost $192,585,615)		216,329,447

Total Investment Securities (Cost $192,585,615) — 95.0%(a)		216,329,447
Net other assets (liabilities) — 5.0%		11,270,289

Net Assets — 100.0%		$227,599,736

Percentages indicated are based on net assets as of December 31, 2021.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

At December 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar)	3/18/22	16	$3,806,800	$59,778
U.S. Treasury 10-Year Note March Futures (U.S. Dollar)	3/22/22	56	7,306,250	77,227

				$137,005

See accompanying notes to the financial statements.

4

AZL MVP Fusion Conservative Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliates, at cost	$192,585,615

Investments in affiliates, at value	$216,329,447
Deposit at broker for futures contracts collateral	11,367,900
Interest and dividends receivable	112,014
Receivable for investments sold	100,145
Prepaid expenses	1,085

Total Assets	227,910,591

Liabilities:
Cash overdraft	212,046
Payable for capital shares redeemed	56,048
Manager fees payable	28,780
Administration fees payable	5,578
Custodian fees payable	334
Administrative and compliance services fees payable	300
Transfer agent fees payable	732
Trustee fees payable	1,684
Other accrued liabilities	5,353

Total Liabilities	310,855

Net Assets	$227,599,736

Net Assets Consist of:
Paid in capital	$196,711,633
Total distributable earnings	30,888,103

Net Assets	$227,599,736

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,419,346
Net Asset Value (offering and redemption price per share)	$12.36

Statement of Operations

For the Year Ended December 31, 2021

Investment Income:
Dividends from affiliates	$3,125,425
Interest	3,142
Dividends from non-affiliates	5

Total Investment Income	3,128,572

Expenses:
Management fees	470,456
Administration fees	59,047
Custodian fees	2,137
Administrative and compliance services fees	2,791
Transfer agent fees	5,129
Trustee fees	11,666
Professional fees	10,370
Shareholder reports	6,719
Other expenses	3,157

Total expenses before reductions	571,472
Less Management fees contractually waived	(117,616)

Net expenses	453,856

Net Investment Income/(Loss)	2,674,716

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	8,409,843
Net realized gains distributions from affiliated underlying funds	6,994,921
Net realized gains/(losses) on futures contracts	741,906
Change in net unrealized appreciation/depreciation on affiliated underlying funds	(4,742,391)
Change in net unrealized appreciation/depreciation on futures contracts	31,635

Net realized and Change in net unrealized gains/losses on investments	11,435,914

Change in Net Assets Resulting From Operations	$14,110,630

See accompanying notes to the financial statements.

5

AZL MVP Fusion Conservative Fund

Statements of Changes in Net Assets

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,674,716	$4,644,267
Net realized gains/(losses) on investments	16,146,670	(8,445,271)
Change in unrealized appreciation/depreciation on investments	(4,710,756)	15,091,584

Change in net assets resulting from operations	14,110,630	11,290,580

Distributions to Shareholders:
Distributions	(5,520,754)	(11,315,056)

Change in net assets resulting from distributions to shareholders	(5,520,754)	(11,315,056)

Capital Transactions:
Proceeds from shares issued	22,638,031	21,235,561
Proceeds from dividends reinvested	5,520,754	11,315,056
Value of shares redeemed	(49,266,734)	(41,501,165)

Change in net assets resulting from capital transactions	(21,107,949)	(8,950,548)

Change in net assets	(12,518,073)	(8,975,024)
Net Assets:
Beginning of period	240,117,809	249,092,833

End of period	$227,599,736	$240,117,809

Share Transactions:
Shares issued	1,843,209	1,888,230
Dividends reinvested	455,884	998,681
Shares redeemed	(4,002,802)	(3,587,115)

Change in shares	(1,703,709)	(700,204)

See accompanying notes to the financial statements.

6

AZL MVP Fusion Conservative Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$11.93	$11.96	$11.16	$12.23	$11.89

Investment Activities:
Net Investment Income/(Loss)	0.14 (a)	0.23 (a)	0.25 (a)	0.23	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	0.59	0.31	1.24	(0.67)	0.93

Total from Investment Activities	0.73	0.54	1.49	(0.44)	1.09

Distributions to Shareholders From:
Net Investment Income	(0.30)	(0.27)	(0.30)	(0.17)	(0.23)
Net Realized Gains	—	(0.30)	(0.39)	(0.46)	(0.52)

Total Dividends	(0.30)	(0.57)	(0.69)	(0.63)	(0.75)

Net Asset Value, End of Period	$12.36	$11.93	$11.96	$11.16	$12.23

Total Return(b)	6.15%	4.79%	13.54%	(3.75)%	9.31%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$227,600	$240,118	$249,093	$235,129	$268,572
Net Investment Income/(Loss)	1.14%	1.96%	2.11%	1.83%	1.14%
Expenses Before Reductions*(c)	0.24%	0.25%	0.25%	0.24%	0.23%
Expenses Net of Reductions*	0.19%	0.25%	0.25%	0.24%	0.23%
Portfolio Turnover Rate	15%	17%	21%	16%	18%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

December 31, 2021

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Conservative Fund (prior to February 1, 2021, AZL MVP Fusion Dynamic Conservative Fund) (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2021, the Fund did not engage in any Rule 17a-7 transactions .

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may

8

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

December 31, 2021

include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the year ended December 31, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended December 31, 2021, the monthly average notional amount for long contracts was $11.5 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$59,778	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	77,227	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$1,043,524	$(33,366)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(301,618)	65,001

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the year ended December 31, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MVP Fusion Conservative Fund	0.20%	0.35%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.15% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

9

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

December 31, 2021

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived in order to maintain more competitive expense ratios are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 12/31/2021	Shares as of 12/31/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$6,072,597	$645,848	$(1,623,794)	$377,658	$296,569	$5,768,878	468,253	$83,007	$—
AZL DFA U.S. Core Equity Fund	3,731,622	1,142,898	(1,408,954)	441,049	137,062	4,043,677	239,129	32,269	282,358
AZL DFA U.S. Small Cap Fund	2,529,456	464,299	(1,150,750)	359,039	106,895	2,308,939	156,115	13,761	171,469
AZL Enhanced Bond Index Fund	23,199,473	2,361,780	(2,234,171)	37,273	(1,218,831)	22,145,524	1,982,589	171,297	569,649
AZL FIAM Total Bond Fund, Class 2	31,005,747	3,261,387	(3,491,876)	193,999	(1,421,985)	29,547,272	2,787,478	761,261	572,522
AZL Gateway Fund	3,703,325	87,526	(717,049)	123,101	233,073	3,429,976	212,646	22,624	—
AZL International Index Fund, Class 2	13,208,056	1,764,094	(3,549,845)	790,466	381,122	12,593,893	663,885	191,731	—
AZL MetWest Total Return Bond Fund	30,987,017	4,280,092	(3,341,726)	30,561	(2,433,549)	29,522,395	2,925,906	441,464	1,562,500
AZL Mid Cap Index Fund, Class 2	7,308,286	1,297,864	(5,173,489)	1,609,950	(422,076)	4,620,535	163,559	49,197	297,548
AZL MSCI Emerging Markets Equity Index Fund, Class 2	3,774,701	929,775	(1,070,263)	196,690	(401,094)	3,429,809	431,423	47,581	62,238
AZL Russell 1000 Growth Index Fund, Class 2	15,973,356	8,399,845	(8,286,214)	2,622,798	(306,877)	18,402,908	781,108	45,103	2,028,780
AZL Russell 1000 Value Index Fund, Class 2	21,001,621	3,196,558	(9,421,173)	998,383	2,776,717	18,552,106	1,214,143	208,329	48,854
AZL Small Cap Stock Index Fund, Class 2	3,739,148	541,401	(2,154,100)	595,011	171,573	2,893,033	172,512	22,350	87,287
PIMCO VIT Income Portfolio	14,502,522	745,297	(1,466,205)	90,440	(215,641)	13,656,413	1,251,734	393,719	—
PIMCO VIT Low Duration Portfolio	16,570,564	882,588	(1,401,740)	9,169	(244,521)	15,816,060	1,546,047	85,784	—
PIMCO VIT Total Return Portfolio	31,035,978	4,199,098	(3,390,475)	(65,744)	(2,180,828)	29,598,029	2,750,746	555,948	1,311,716

	$228,343,469	$34,200,350	$(49,881,824)	$8,409,843	$(4,742,391)	$216,329,447	17,747,273	$3,125,425	$6,994,921

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

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AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

December 31, 2021

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$216,329,447	$—	$—	$216,329,447

Total Investment Securities	216,329,447	—	—	216,329,447

Other Financial Instruments:*
Futures Contracts	137,005	—	—	137,005

Total Investments	$216,466,452	$—	$—	$216,466,452

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the year ended December 31, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Fusion Conservative Fund	$34,200,350	$49,881,824

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

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AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

December 31, 2021

8. New Regulatory Pronouncements

In October 2020 the SEC adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives contracts the Fund can enter and replaces the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, among other requirements. In December 2020, the SEC adopted new Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. Management is currently evaluating the effect, if any, that the new Rules will have on the Fund’s operations, oversight and financial statements. The compliance date is August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 is $195,760,682. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$20,805,292
Unrealized (depreciation)	(236,527)

Net unrealized appreciation/(depreciation)	$20,568,765

During the year ended December 31, 2021, the Fund utilized $6,450,682 in capital loss carry forwards (“CLCFs”) to offset capital gains. As of the end of its tax year ended December 31, 2021, the Fund had no remaining CLCFs.

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Conservative Fund	$5,520,754	$—	$5,520,754

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Conservative Fund	$5,946,304	$5,368,752	$11,315,056

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Conservative Fund	$5,294,184	$6,167,412	$—	$20,568,765	$32,030,361

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation was attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of the shareholder could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of

AZL MVP Fusion Conservative Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Fusion Conservative Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the four years ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021, and the financial highlights for each of the four years ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2017 and the financial highlights for the year ended December 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 23, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2022

We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

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Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2021, 13.57% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

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Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

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Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2023 (the “Expense Limitation Agreement”).

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by certain underlying funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.

Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from their relationships with the Funds.

The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2021. Information relevant to the approval of the Management Agreement was considered at Board meetings held June 21, 2021, and September 14, 2021, as well as at various other meetings preceding those meetings. Pursuant to an exemptive order issued by the SEC (the “Exemptive Order”), providing relief from in-person meeting requirements under the 1940 Act, the Board, including the Independent Trustees, determined that reliance on the Exemptive Order was necessary and appropriate due to the circumstances related to the current and potential effects of the COVID-19 pandemic and determined to vote on the renewal of the Management Agreement at a meeting held by video conference call at which all Board members, including the Independent Trustees, participated and were able to hear each other simultaneously during the meeting. Accordingly, the Management Agreement was approved by the Board at a meeting on September 14, 2021. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2023.

In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

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(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Funds and the Manager. In connection with every quarterly Board meeting and the summer and fall 2021 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held June 21, 2021, and September 14, 2021, the Manager reported that, for the nine Funds for which performance information was available for the five-year period ended December 31, 2020, one Fund was in the top 40%, two were in the middle 20%, and six were in the bottom 40%. The Manager reported that for the three-year period ended December 31, 2020, three Funds were in the top 40%, one was in the middle 20%, and eight were in the bottom 40%. For the one-year period ended December 31, 2020, one Fund was in the top 40%, one was in the middle 20%, and ten were in the bottom 40% against peers.

The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the eight Funds for which performance information was available for the five-year period ended December 31, 2020, two Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 20%. For the three-year period ended December 31, 2020, three Funds were in the top 40%, three were in the middle 20%, and four were in the bottom 40%. For the one-year period ended December 31, 2020, one Funds was in the top 40%, four were in the middle 20%, and five were in the bottom 40%. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.

At the Board meeting held September 14, 2021, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2021.

At the Board meeting held September 14, 2021, the Trustees determined that the investment performance of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three MVP Fusion Funds the advisory fee paid put these Funds in the 11th percentile of the customized peer group. The Manager reported that for the four MVP Index Strategy Funds the advisory fee paid put them in the 23rd percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund the advisory fee paid put it in the 7th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 8th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2018 through 2020. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.

The Board also considered that Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the AZL MVP Fusion Funds, pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the AZL MVP Fusion Funds’ underlying funds and the asset allocations among the underlying funds. The Manager, not any Fund, pays a consultant fee to Wilshire.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2021, were approximately $10.4 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.7 billion.

The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.

Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

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Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, VIP Trust and ETF Trust are the “AIM Complex”). There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Independent Trustees(1)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	46	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance

Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	46	None

Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	46	Diamond Hill Funds (10 funds)

Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	46	Connecticut Water Service, Inc.

Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 1/22 (Consultant to the Independent Trustees since 2/20)(3)	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	46	Engine No. 1 ETF Trust (2 funds); Esoterica Thematic Trust (2019 — 2020)

Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, CEO, Health eSense Inc.(a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	46	None

Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of year books and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	46	None

Interested Trustee(4)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present	46	None

(1)	Each of the Independent Trustees is a member of the Audit Committee.

(2)	Indefinite.

(3)

Prior to January 1, 2022, Mr. Gee served as a consultant to the Independent Trustees since February 2020, during which he attended meetings of the Board and its standing committees, including the audit committee, solely in his capacity as a consultant, and was not entitled to vote.

(4)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.

18

Officers

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life, 2011 to present.

Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since 12/20	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life, 2008 to present.

Bashir C. Asad (1963) Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 06/16	Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present.

Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(2) and Anti-Money Laundering Compliance Officer	Since 02/14	Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the ETF Trust, 2020 to present.

Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 02/16	Vice President, Allianz Investment Management LLC, 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, 2015 to 2020.

Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 04/09	Assistant Vice President, Allianz Investment Management LLC, 2013 to present.

(1)	Indefinite.

(2)

The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.

19

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1221 02/22

AZL® MVP FusionSM Moderate Fund

Annual Report

December 31, 2021

Management Discussion and Analysis Page 1

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Report of Independent Registered Public Accounting Firm Page 14

Other Federal Income Tax Information Page 15

Other Information Page 16

Approval of Investment Advisory Agreement Page 17

Information about the Board of Trustees and Officers Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP FusionSM Moderate Fund Review (Unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL® MVP FusionSM Moderate Fund.

What factors affected the Fund’s performance during the year ended December 31, 2021?*

For the year ended December 31, 2021, the AZL® MVP FusionSM Moderate Fund (the “Fund”) returned 11.09%. That compared to a 28.71%, -1.54% and a 15.96% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index, respectively.1

The Fund is a fund of funds that achieves broad diversification by investing in underlying funds. The Fund typically holds between 50% and 70% of its assets in equity funds and 30% to 50% of its assets in fixed-income funds. The Fund also employs the MVP (Managed Volatility Portfolio) risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of Fund and market volatility.

U.S. equities began 2021 with positive momentum. Large cap stocks generally moved higher as corporate earnings rose and the number of COVID-19 cases declined. Fiscal and monetary stimulus provided liquidity for consumers to spend, and as businesses reopened and consumer confidence rose, the U.S equity market continued to rally. These conditions would later lead to inflationary pressures. Excess demand for goods and an escalation of input costs led to increased inflation levels unseen since the early 1980s. Despite high inflation, the U.S. stock market continued to gain throughout most of the year and the U.S. economy ended 2021 stronger than it was at the beginning of the year.

International developed market equities, as measured by the MSCI EAFE Index2, returned 11.78% for the year. Emerging markets equities, as measured by the MSCI Emerging Markets Equity Index3, returned -2.22%. The COVID-19 pandemic led some countries to shut down their economies to combat the spread of the virus. Central banks provided stimulus throughout the year, and some started scaling back economic support as economic activity improved. Hong Kong stocks detracted from developed market returns as regulatory crackdowns weighed on equity prices. In emerging markets, China’s recovery slowed amid energy constraints, COVID lockdowns, and concerns about their real estate development sector. A strong U.S. dollar benefited domestic equities as both developed market and emerging market equity returns trailed U.S. stocks.

U.S. bonds suffered during the year and the Bloomberg U.S. Aggregate Bond Index returned -1.54%. The U.S. economy recovered from the COVID-19 pandemic throughout the year causing interest rates to rise, particularly in the front end of the yield curve. This provided headwinds to domestic fixed income performance compared to 2020. Fund mandates that allowed certain underlying funds to add more credit exposure helped these funds outpace U.S. Treasuries, even as spreads have remained at historically tight levels in both investment grade and high yield bonds for most of the year. Those underlying funds that invested in Treasury Inflation Protected Securities (TIPS) benefited from elevated inflation expectations.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark during the period. Its allocation to developed market non-U.S. equities detracted on a relative basis, as these securities generally trailed U.S. equities and are not included in its blended benchmark. The Fund’s performance compared to the blended benchmark was negatively affected by its allocation to U.S. mid-cap and emerging market equities, which generally trailed large cap U.S. equities during the period. The Fund’s overweight exposure to U.S. value stocks compared to growth stocks detracted, as growth stocks generally outperformed during the year.

The fixed income allocation detracted from relative performance largely due to the underlying funds’ fees. The Fund’s fixed income allocation benefited from overweight exposure to credit and TIPS. Its underweight to policy duration benefited as interest rates increased during the year.

The MVP risk management process uses derivatives to control portfolio volatility in unstable market conditions. Market volatility was relatively low during 2021, and so the MVP process did not reduce the Fund’s equity exposure at any point during the year. The MVP process was invested in futures and provided a positive return, however this detracted from the Fund’s performance relative to the underlying holdings.

Past performance does not guarantee future results.

*

The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2021.

[1]	For a complete description of the Fund’s performance benchmarks please refer to page 2 of this report.

[2]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

[3]	The MSCI Emerging Markets Index (“MSCI EM”) is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.

The indexes defined above are unmanaged. Investors cannot invest directly in an index.

1

AZL MVP FusionSM Moderate Fund Review (Unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of permitted Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments.

Emerging market investing may be subject to additional economic, political, liquidity, and currency risks not associated with more developed countries.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Debt securities held by an underlying fund may decline in value due to rising interest rates.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.

For a complete description of these and other risks associated with investing in the Fund, please refer to the Fund’s prospectus.

Growth of $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2021
	1 Year	3 Year	5 Year	10 Year
AZL MVP FusionSM Moderate Fund	11.09%	10.85%	7.75%	7.24%
S&P 500 Index	28.71%	26.07%	18.47%	16.55%
Bloomberg U.S. Aggregate Bond Index	-1.54%	4.79%	3.57%	2.90%
Moderate Composite Index	15.96%	17.77%	12.78%	11.22%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio	Gross
AZL MVP FusionSM Moderate Fund	0.95%

The above expense ratio is based on the current Fund prospectus dated April 30, 2021. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.30% through April 30, 2023. Additional information pertaining to the December 31, 2021 expense ratio can be found in the Financial Highlights.

Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.22% .

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Composite is a blended index comprised of (60%) S&P 500 and (40%) Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

AZL MVP Fusion Moderate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP Fusion Moderate Fund	$1,000.00	$1,030.20	$0.87	0.17%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP Fusion Moderate Fund	$1,000.00	$1,024.35	$0.87	0.17%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	38.4%

Fixed Income Funds	37.7

International Equity Funds	19.0

Total Investment Securities	95.1

Net other assets (liabilities)	4.9

Net Assets	100.0%

3

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

December 31, 2021

Shares		Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (38.4%):
4,976,395	AZL DFA U.S. Core Equity Fund	$84,150,832
2,246,219	AZL DFA U.S. Small Cap Fund	33,221,577
2,878,295	AZL Gateway Fund	46,426,902
2,319,565	AZL Mid Cap Index Fund, Class 2	65,527,708
9,325,040	AZL Russell 1000 Growth Index Fund, Class 2	219,697,935
14,507,817	AZL Russell 1000 Value Index Fund, Class 2	221,679,438
1,967,394	AZL Small Cap Stock Index Fund, Class 2	32,993,204

		703,697,596

Fixed Income Funds (37.7%):
10,213,270	AZL Enhanced Bond Index Fund	114,082,224
14,154,519	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	150,037,904
14,840,482	AZL MetWest Total Return Bond Fund	149,740,460
6,756,655	PIMCO VIT Income Portfolio	73,715,110

Shares		Value
Affiliated Investment Companies, continued
Fixed Income Funds, continued
5,128,674	PIMCO VIT Low Duration Portfolio	$52,466,332
13,955,874	PIMCO VIT Total Return Portfolio	150,165,203

		690,207,233

International Equity Funds (19.0%):
7,563,360	AZL DFA International Core Equity Fund	93,180,597
9,753,068	AZL International Index Fund, Class 2	185,015,693
8,728,162	AZL MSCI Emerging Markets Equity Index Fund, Class 2	69,388,891

		347,585,181

Total Affiliated Investment Companies (Cost $1,413,904,642)		1,741,490,010

Total Investment Securities (Cost $1,413,904,642) — 95.1%(a)		1,741,490,010
Net other assets (liabilities) — 4.9%		90,520,294

Net Assets — 100.0%		$1,832,010,304

Percentages indicated are based on net assets as of December 31, 2021.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

At December 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini March Futures (U.S. Dollar)	3/18/22	230	$54,722,750	$802,273
U.S. Treasury 10-Year Note March Futures (U.S. Dollar)	3/22/22	280	36,531,250	383,297

				$1,185,570

See accompanying notes to the financial statements.

4

AZL MVP Fusion Moderate Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliates, at cost	$1,413,904,642

Investments in affiliates, at value	$1,741,490,010
Deposit at broker for futures contracts collateral	91,464,093
Interest and dividends receivable	570,325
Receivable for affiliated investments sold	517,468
Receivable for variation margin on futures contracts	46
Prepaid expenses	8,861

Total Assets	1,834,050,803

Liabilities:
Cash overdraft	1,086,321
Payable for capital shares redeemed	650,043
Manager fees payable	231,634
Administration fees payable	7,331
Custodian fees payable	337
Administrative and compliance services fees payable	2,702
Transfer agent fees payable	986
Trustee fees payable	15,177
Other accrued liabilities	45,968

Total Liabilities	2,040,499

Net Assets	$1,832,010,304

Net Assets Consist of:
Paid in capital	$1,443,596,770
Total distributable earnings	388,413,534

Net Assets	$1,832,010,304

Shares of beneficial interest (unlimited number of shares authorized, no par value)	153,413,402
Net Asset Value (offering and redemption price per share)	$11.94

Statement of Operations

For the Year Ended December 31, 2021

Investment Income:
Dividends from affiliates	$22,226,724
Interest	25,935
Dividends from non-affiliates	1

Total Investment Income	22,252,660

Expenses:
Management fees	3,770,213
Administration fees	62,276
Custodian fees	1,844
Administrative and compliance services fees	19,946
Transfer agent fees	5,306
Trustee fees	83,109
Professional fees	75,108
Shareholder reports	45,422
Other expenses	23,848

Total expenses before reductions	4,087,072
Less Management fees contractually waived	(942,570)

Net expenses	3,144,502

Net Investment Income/(Loss)	19,108,158

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	68,409,688
Net realized gains distributions from affiliated underlying funds	59,246,306
Net realized gains/(losses) on futures contracts	13,116,461
Change in net unrealized appreciation/depreciation on affiliated underlying funds	38,858,034
Change in net unrealized appreciation/depreciation on futures contracts	(158,384)

Net realized and Change in net unrealized gains/losses on investments	179,472,105

Change in Net Assets Resulting From Operations	$198,580,263

See accompanying notes to the financial statements.

5

AZL MVP Fusion Moderate Fund

Statements of Changes in Net Assets

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Change In Net Assets:
Operations:
Net investment income/(loss)	$19,108,158	$33,508,525
Net realized gains/(losses) on investments	140,772,455	(87,965,773)
Change in unrealized appreciation/depreciation on investments	38,699,650	126,944,021

Change in net assets resulting from operations	198,580,263	72,486,773

Distributions to Shareholders:
Distributions	(38,601,462)	(106,446,981)

Change in net assets resulting from distributions to shareholders	(38,601,462)	(106,446,981)

Capital Transactions:
Proceeds from shares issued	4,491,735	15,409,161
Proceeds from dividends reinvested	38,601,462	106,446,981
Value of shares redeemed	(264,486,763)	(227,240,673)

Change in net assets resulting from capital transactions	(221,393,566)	(105,384,531)

Change in net assets	(61,414,765)	(139,344,739)
Net Assets:
Beginning of period	1,893,425,069	2,032,769,808

End of period	$1,832,010,304	$1,893,425,069

Share Transactions:
Shares issued	394,315	1,505,502
Dividends reinvested	3,345,014	10,497,730
Shares redeemed	(22,707,643)	(21,822,502)

Change in shares	(18,968,314)	(9,819,270)

See accompanying notes to the financial statements.

6

AZL MVP Fusion Moderate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$10.98	$11.16	$10.31	$11.97	$11.60

Investment Activities:
Net Investment Income/(Loss)	0.12 (a)	0.19 (a)	0.20 (a)	0.21	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.09	0.26	1.53	(0.93)	1.46

Total from Investment Activities	1.21	0.45	1.73	(0.72)	1.58

Distributions to Shareholders From:
Net Investment Income	(0.25)	(0.23)	(0.29)	(0.14)	(0.20)
Net Realized Gains	—	(0.40)	(0.59)	(0.80)	(1.01)

Total Dividends	(0.25)	(0.63)	(0.88)	(0.94)	(1.21)

Net Asset Value, End of Period	$11.94	$10.98	$11.16	$10.31	$11.97

Total Return(b)	11.09%	4.54%	17.31%	(6.46)%	13.98%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,832,010	$1,893,425	$2,032,770	$1,953,730	$2,361,486
Net Investment Income/(Loss)	1.01%	1.84%	1.81%	1.66%	0.90%
Expenses Before Reductions*(c)	0.22%	0.22%	0.22%	0.22%	0.22%
Expenses Net of Reductions*	0.17%	0.22%	0.22%	0.22%	0.22%
Portfolio Turnover Rate	10%	18%	12%	18%	17%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund..

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

December 31, 2021

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Moderate Fund (prior to February 1, 2021, AZL MVP Fusion Dynamic Moderate Fund) (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2021, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

8

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

December 31, 2021

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the year ended December 31, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended December 31, 2021, the monthly average notional amount for long contracts was $93.4 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$802,273	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	383,297	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$14,594,233	$(480,121)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(1,477,772)	321,737

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the year ended December 31, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MVP Fusion Moderate Fund	0.20%	0.30%

*

The Manager waived, prior to any application of expense limit, the management fee to 0.15% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2023.

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived in order to maintain more competitive expense ratios are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

9

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

December 31, 2021

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 12/31/2021	Shares as of 12/31/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA International Core Equity Fund	$98,818,930	$1,327,455	$(17,869,596)	$4,424,753	$6,479,055	$93,180,597	7,563,360	$1,327,455	$—
AZL DFA U.S. Core Equity Fund	52,141,978	40,674,650	(17,260,156)	5,254,697	3,339,663	84,150,832	4,976,395	440,471	3,854,179
AZL DFA U.S. Small Cap Fund	42,729,486	3,020,973	(20,057,042)	6,021,228	1,506,932	33,221,577	2,246,219	224,436	2,796,537
AZL Enhanced Bond Index Fund	110,876,731	10,117,661	(902,534)	(47,287)	(5,962,347)	114,082,224	10,213,270	877,394	2,917,769
AZL FIAM Total Bond Fund, Class 2	148,936,968	12,567,048	(5,227,302)	4,191	(6,243,001)	150,037,904	14,154,519	3,863,064	2,905,296
AZL Gateway Fund	47,719,696	3,267,536	(9,471,528)	1,372,557	3,538,641	46,426,902	2,878,295	306,610	—
AZL International Index Fund, Class 2	192,629,115	2,781,065	(27,223,587)	6,815,279	10,013,821	185,015,693	9,753,068	2,781,065	—
AZL MetWest Total Return Bond Fund	147,565,635	17,925,800	(3,586,333)	(209,192)	(11,955,450)	149,740,460	14,840,482	2,240,237	7,928,995
AZL Mid Cap Index Fund, Class 2	99,133,254	4,679,165	(54,043,493)	12,769,652	2,989,130	65,527,708	2,319,565	663,891	4,015,274
AZL MSCI Emerging Markets Equity Index Fund, Class 2	81,282,445	2,227,004	(9,640,081)	2,239,671	(6,720,148)	69,388,891	8,728,162	964,890	1,262,113
AZL Russell 1000 Growth Index Fund, Class 2	203,123,088	53,530,175	(65,693,575)	20,657,672	8,080,575	219,697,935	9,325,040	566,389	25,476,529
AZL Russell 1000 Value Index Fund, Class 2	261,426,796	3,249,910	(90,086,073)	7,180,328	39,908,477	221,679,438	14,507,817	2,632,564	617,346
AZL Small Cap Stock Index Fund, Class 2	42,713,375	1,194,924	(19,352,598)	2,145,635	6,291,868	32,993,204	1,967,394	243,588	951,336
PIMCO VIT Income Portfolio	72,219,414	2,188,573	(26,604)	146	(666,419)	73,715,110	6,756,655	2,037,057	—
PIMCO VIT Low Duration Portfolio	50,378,695	2,875,482	(19,953)	20	(767,912)	52,466,332	5,128,674	276,328	—
PIMCO VIT Total Return Portfolio	147,789,478	17,250,523	(3,680,285)	(219,662)	(10,974,851)	150,165,203	13,955,874	2,781,285	6,520,932

	$1,799,485,084	$178,877,944	$(344,140,740)	$68,409,688	$38,858,034	$1,741,490,010	129,314,789	$22,226,724	$59,246,306

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

10

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

December 31, 2021

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$1,741,490,010	$—	$—	$1,741,490,010

Total Investment Securities	1,741,490,010	—	—	1,741,490,010

Other Financial Instruments:*
Futures Contracts	1,185,570	—	—	1,185,570

Total Investments	$1,742,675,580	$—	$—	$1,742,675,580

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the year ended December 31, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Fusion Moderate Fund	$178,877,944	$344,140,740

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business

11

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

December 31, 2021

operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. New Regulatory Pronouncements

In October 2020 the SEC adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives contracts the Fund can enter and replaces the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, among other requirements. In December 2020, the SEC adopted new Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. Management is currently evaluating the effect, if any, that the new Rules will have on the Fund’s operations, oversight and financial statements. The compliance date is August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 is $1,441,287,634. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$300,758,923
Unrealized (depreciation)	(556,547)

Net unrealized appreciation/(depreciation)	$300,202,376

During the year ended December 31, 2021, the Fund utilized $55,887,596 in capital loss carry forwards (“CLCFs”) to offset capital gains. As of the end of its tax year ended December 31, 2021, the Fund had no remaining CLCFs.

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Moderate Fund	$38,601,462	$—	$38,601,462

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Fusion Moderate Fund	$45,117,215	$61,329,766	$106,446,981

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Fusion Moderate Fund	$34,229,615	$68,869,325	$—	$300,202,376	$403,301,316

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales, straddles and mark-to-market of futures contracts.

12

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

December 31, 2021

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. As of December 31, 2021, the Fund had a controlling interest (in excess of 50%) in the AZL MetWest Total Return Bond Fund, which is affiliated with the Manager. Investment activities of the shareholder could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of

AZL MVP Fusion Moderate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Fusion Moderate Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the four years ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021, and the financial highlights for each of the four years ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2017 and the financial highlights for the year ended December 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 23, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2022

We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

14

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2021, 23.09% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

15

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

16

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2023 (the “Expense Limitation Agreement”).

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by certain underlying funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.

Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from their relationships with the Funds.

The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2021. Information relevant to the approval of the Management Agreement was considered at Board meetings held June 21, 2021, and September 14, 2021, as well as at various other meetings preceding those meetings. Pursuant to an exemptive order issued by the SEC (the “Exemptive Order”), providing relief from in-person meeting requirements under the 1940 Act, the Board, including the Independent Trustees, determined that reliance on the Exemptive Order was necessary and appropriate due to the circumstances related to the current and potential effects of the COVID-19 pandemic and determined to vote on the renewal of the Management Agreement at a meeting held by video conference call at which all Board members, including the Independent Trustees, participated and were able to hear each other simultaneously during the meeting. Accordingly, the Management Agreement was approved by the Board at a meeting on September 14, 2021. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2023.

In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

17

Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Funds and the Manager. In connection with every quarterly Board meeting and the summer and fall 2021 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held June 21, 2021, and September 14, 2021, the Manager reported that, for the nine Funds for which performance information was available for the five-year period ended December 31, 2020, one Fund was in the top 40%, two were in the middle 20%, and six were in the bottom 40%. The Manager reported that for the three-year period ended December 31, 2020, three Funds were in the top 40%, one was in the middle 20%, and eight were in the bottom 40%. For the one-year period ended December 31, 2020, one Fund was in the top 40%, one was in the middle 20%, and ten were in the bottom 40% against peers.

The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the eight Funds for which performance information was available for the five-year period ended December 31, 2020, two Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 20%. For the three-year period ended December 31, 2020, three Funds were in the top 40%, three were in the middle 20%, and four were in the bottom 40%. For the one-year period ended December 31, 2020, one Funds was in the top 40%, four were in the middle 20%, and five were in the bottom 40%. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.

At the Board meeting held September 14, 2021, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2021.

At the Board meeting held September 14, 2021, the Trustees determined that the investment performance of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three MVP Fusion Funds the advisory fee paid put these Funds in the 11th percentile of the customized peer group. The Manager reported that for the four MVP Index Strategy Funds the advisory fee paid put them in the 23rd percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund the advisory fee paid put it in the 7th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 8th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2018 through 2020. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.

The Board also considered that Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the AZL MVP Fusion Funds, pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the AZL MVP Fusion Funds’ underlying funds and the asset allocations among the underlying funds. The Manager, not any Fund, pays a consultant fee to Wilshire.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2021, were approximately $10.4 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.7 billion.

The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.

Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

18

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, VIP Trust and ETF Trust are the “AIM Complex”). There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Independent Trustees(1)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	46	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance

Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	46	None

Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	46	Diamond Hill Funds (10 funds)

Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	46	Connecticut Water Service, Inc.

Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 1/22 (Consultant to the Independent Trustees since 2/20)(3)	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	46	Engine No. 1 ETF Trust (2 funds); Esoterica Thematic Trust (2019 - 2020)

Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, CEO, Health eSense Inc.(a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	46	None

Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of year books and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	46	None

Interested Trustee(4)
Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present	46	None

(1)	Each of the Independent Trustees is a member of the Audit Committee.

(2)	Indefinite.

(3)

Prior to January 1, 2022, Mr. Gee served as a consultant to the Independent Trustees since February 2020, during which he attended meetings of the Board and its standing committees, including the audit committee, solely in his capacity as a consultant, and was not entitled to vote.

(4)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.

19

Officers

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life, 2011 to present.

Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since 12/20	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life, 2008 to present.

Bashir C. Asad (1963) Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 06/16	Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present.

Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(2) and Anti-Money Laundering Compliance Officer	Since 02/14	Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the ETF Trust, 2020 to present.

Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 02/16	Vice President, Allianz Investment Management LLC, 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, 2015 to 2020.

Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 04/09	Assistant Vice President, Allianz Investment Management LLC, 2013 to present.

(1)	Indefinite.

(2)

The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.

20

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1221 02/22

AZL® MVP Global Balanced Index Strategy Fund

Annual Report

December 31, 2021

Management Discussion and Analysis Page 1

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Report of Independent Registered Public Accounting Firm Page 14

Other Federal Income Tax Information Page 15

Other Information Page 16

Approval of Investment Advisory Agreement Page 17

Information about the Board of Trustees and Officers Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL® MVP Global Balanced Index Strategy Fund Review (Unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL® MVP Global Balanced Index Strategy Fund.

What factors affected the Fund’s performance during the year ended December 31, 2021?*

For the year ended December 31, 2021, the AZL® MVP Global Balanced Index Strategy Fund (the “Fund”) returned 8.05%. That compared to a 22.35%, -2.22%, -1.54% and an 8.76% total return for its benchmarks, the MSCI World Index, the MSCI Emerging Markets Index, the Bloomberg U.S. Aggregate Bond Index, and the Global Balanced Composite Index, respectively.1

The Fund is a fund of funds that pursues broad global diversification. The two equity sub-portfolios pursue passive strategies that aim to achieve, before fees, returns similar to the MSCI World Index, which represents shares of large- and mid-cap companies in developed market countries, and the MSCI Emerging Markets Index, which represents shares of large- and mid-cap companies in foreign emerging markets countries. The fixed-income sub-portfolio is an enhanced bond index strategy that seeks to achieve a return that exceeds that of the Bloomberg U.S. Aggregate Bond Index.

Generally, the Fund allocates 40% to 60% of its assets to the underlying equity index funds and between 40% and 60% to the underlying AZL Enhanced Bond Index Fund. The Fund also employs the MVP (Managed Volatility Portfolio) risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

In U.S. equities, large cap stocks generally moved higher as corporate earnings rose and the number of COVID-19 cases declined. Fiscal and monetary stimulus provided liquidity for consumers to spend, and as businesses reopened and consumer confidence rose, the U.S equity market continued to rally. However, these conditions led to inflationary pressures. Excess demand for goods and higher input costs increased inflation to levels unseen since the early 1980s. Nevertheless, the U.S. stock market continued to gain throughout most of the year ending stronger than it was at the beginning of the year.

International developed market equities, as measured by the MSCI EAFE Index2, returned 11.78% for the year. Emerging markets equities fared less well, with the MSCI Emerging Markets Equity Index returning -2.22%. The COVID-19 pandemic led some countries to shut down their economies to combat the spread of the virus. Central banks provided stimulus throughout the year, and some started scaling back economic support as economic activity improved. Hong Kong stocks hurt developed market returns as regulatory crackdowns weighed on equity prices. In emerging markets, China’s recovery slowed amid energy constraints, COVID lockdowns, and concerns about the real estate development sector.

U.S. bonds suffered during the year and the Bloomberg U.S. Aggregate Bond Index returned -1.54%. The U.S. economy recovered from the COVID-19 pandemic throughout the year causing interest rates to rise, particularly in the front end of the yield curve. This provided headwinds to domestic fixed income performance compared to 2020. Credit exposure outpaced U.S. Treasuries, even as spreads have remained at historically tight levels in both investment grade and high yield bonds for most of the year. Investments in Treasury Inflation Protected Securities (TIPS) benefited from elevated inflation expectations.

The Fund, which invests in both U.S. and international markets, underperformed its composite benchmark in 2021. Both the equity and fixed income allocations underperformed their respective benchmarks primarily due to the underlying funds’ fees. However, the Fund’s fixed income allocation benefited from an overweight exposure to credit and TIPS, as well as an underweight to benchmark duration as interest rates increased during the year.

The MVP risk management process uses derivatives to control portfolio volatility in unstable market conditions. Market volatility was relatively low during 2021, and so the MVP process did not reduce the Fund’s equity exposure at any point during the year. The MVP process was invested in futures and provided a positive return that contributed to the Fund’s performance relative to the underlying holdings.

Past performance does not guarantee future results.

*

The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2021.

[1]	For a complete description of the Fund’s performance benchmarks please refer to page 2 of this report.

[2]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

The indexes defined above are unmanaged. Investors cannot invest directly in an index.

AZL® MVP Global Balanced Index Strategy Fund Review (Unaudited)

Fund Objective

The Fund seeks long-term capital appreciation with preservation of capital. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing primarily in a combination of Underlying Funds, which are managed by the manager, combined with the MVP risk management process.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments.

Emerging market investing may be subject to additional economic, political, liquidity, and currency risks not associated with more developed countries.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

The performance of the underlying funds is expected to be lower than that of the Indexes because of fees and expenses. Securities in which the underlying funds will invest may involve substantial risk and may be subject to sudden severe price declines.

Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the portfolio.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, an underlying fund’s performance may be more volatile than if it did not hold these securities.

Investing in derivative instruments involves risks that may be different from or greater than the risk associated with investing directly in securities or other traditional instruments.

For a complete description of these and other risks associated with investing in the Fund, please refer to the Fund’s prospectus.

Growth of $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2021
	1 Year	3 Year	5 Year	Since Inception (1/10/12)
AZL® MVP Global Balanced Index Strategy Fund	8.05%	10.62%	7.30%	6.06%
MSCI World Index (gross of withholding taxes)	22.35%	22.32%	15.64%	13.11%
MSCI World Index (net of withholding taxes)	21.82%	21.70%	15.03%	12.49%
MSCI Emerging Markets Index (gross of withholding taxes)	-2.22%	11.33%	10.26%	5.51%
MSCI Emerging Markets Index (net of withholding taxes)	-2.54%	10.94%	9.87%	5.13%
Bloomberg U.S. Aggregate Bond Index	-1.54%	4.79%	3.57%	2.91%
Global Balanced Composite Index	8.76%	13.39%	9.69%	7.86%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio	Gross
AZL® MVP Global Balanced Index Strategy Fund	0.79%

The above expense ratio is based on the current Fund prospectus dated April 30, 2021. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expenses and acquired fund fees and expenses) to 0.15% through April 30, 2023. Additional information pertaining to the December 31, 2021 expense ratio can be found in the Financial Highlights.

Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.13%.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance measured against the Morgan Stanley Capital International, Europe World Index (“MSCI World Index”), the Morgan Stanley Capital International, Europe Emerging Markets (“MSCI EM Index”), the Bloomberg U.S. Aggregate Bond Index, and the Global Balanced Composite Index (“Composite“). The MSCI World Index is a broad global equity benchmark that represents large- and mid-cap equity performance across 23 developed markets countries. The MSCI EM Index captures the large- and mid-cap representation across 24 emerging markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Composite is a blended index comprised of (45%) MSCI World Index; (5%) MSCI EM Index; and (50%) Bloomberg U.S. Aggregate Bond Index. The Indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as Investment management and fund accounting fees. The Index noted as “gross of withholding taxes” reflects the maximum possible reinvestment of dividends with no adjustment for withholding tax deductions or tax credits. The Index noted as “net of withholding taxes” reflects the reinvestment of dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index

AZL MVP Global Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Global Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP Global Balanced Index Strategy Fund	$1,000.00	$1,027.10	$0.66	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP Global Balanced Index Strategy Fund	$1,000.00	$1,024.55	$0.66	0.13%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

International Equity Funds	47.9%

Fixed Income Fund	46.8

Corporate Bonds	0.1

Private Placements	0.1

Preferred Stock	0.1

Common Stock	—	†

Convertible Bond	—	†

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

United States	94.9%

Australia	0.1

India	— †

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

†	Represents less than 0.05%.

AZL MVP Global Balanced Index Strategy Fund

Consolidated Schedule of Portfolio Investments

December 31, 2021

Shares		Value

Common Stock (0.0%†):
Paper & Forest Products (0.0%†):
386,370	Quintis Pty, Ltd.*(a)(b)	$87,124

Total Common Stock (Cost $253,669)		87,124

Preferred Stock (0.1%):
Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C*(a)(b)	364,130

Total Preferred Stock (Cost $400,112)		364,130

Private Placements (0.1%):
Household Durables (0.0%†):
23,389	Jawbone, 0.00%(a)(b)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%(a)(b)	61,128
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%(a)(b)	704,454

Total Private Placements (Cost $485,378)		765,582

Convertible Bond (0.0%†):
Food Products (0.0%†):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19(a)(b)(c)	—

Total Convertible Bond (Cost $—)		—

Shares		Value

Corporate Bonds (0.1%):
Paper & Forest Products (0.1%):
50,319	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 2/7/22 @ 105.63(a)(b)	$50,319
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 2/7/22 @ 96(a)(b)	730,672

Total Corporate Bonds (Cost $780,991)		780,991

Affiliated Investment Companies (94.7%):
Fixed Income Fund (46.8%):
28,977,345	AZL Enhanced Bond Index Fund	323,676,941

International Equity Funds (47.9%):
4,287,988	AZL MSCI Emerging Markets Equity Index Fund, Class 2	34,089,504
17,665,478	AZL MSCI Global Equity Index Fund	297,133,346

		331,222,850

Total Affiliated Investment Companies (Cost $550,996,124)		654,899,791

Total Investment Securities (Cost $552,916,274) — 95.0%(d)		656,897,618
Net other assets (liabilities) — 5.0%		34,311,099

Net Assets — 100.0%		$691,208,717

Percentages indicated are based on net assets as of December 31, 2021.

*	Non-income producing security.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of December 31, 2021, these securities represent 0.29% of the net assets of the fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of December 31, 2021. The total of all such securities represent 0.29% of the net assets of the fund.

(c)	Defaulted bond.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—“ are either $0 or round to less than $1.

Futures Contracts

At December 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini March Futures (U.S. Dollar)	3/18/22	72	$17,130,600	$248,914

U.S. Treasury 10-Year Note March Futures (U.S. Dollar)	3/22/22	131	17,091,406	181,433

				$430,347

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investment in non-affiliates, at cost	$1,920,150
Investments in affiliates, at cost	550,996,124

Investment in non-affiliates, at value	$1,997,827
Investments in affiliates, at value	654,899,791
Deposit at broker for futures contracts collateral	34,397,542
Interest and dividends receivable	1,737
Receivable for investments sold	40,120
Receivable for variation margin on futures contracts	46
Reclaims receivable	100,539
Prepaid expenses	3,338

Total Assets	691,440,940

Liabilities:
Cash overdraft	40,959
Payable for capital shares redeemed	96,872
Manager fees payable	58,475
Administration fees payable	6,251
Custodian fees payable	691
Administrative and compliance services fees payable	981
Transfer agent fees payable	827
Trustee fees payable	5,512
Other accrued liabilities	21,655

Total Liabilities	232,223

Net Assets	$691,208,717

Net Assets Consist of:
Paid in capital	$585,179,193
Total distributable earnings	106,029,524

Net Assets	$691,208,717

Shares of beneficial interest (unlimited number of shares authorized, no par value)	56,151,123
Net Asset Value (offering and redemption price per share)	$12.31

Statement of Operations

For the Year Ended December 31, 2021

Investment Income:
Dividends from affiliates	$5,232,925
Interest	13,187
Dividends from non-affiliates	8
Foreign withholding tax	(14,498)

Total Investment Income	5,231,622

Expenses:
Management fees	710,033
Administration fees	63,942
Custodian fees	4,640
Administrative and compliance services fees	8,667
Transfer agent fees	5,520
Trustee fees	36,179
Professional fees	32,590
Shareholder reports	28,206
Other expenses	10,186

Total expenses	899,963

Net Investment Income/(Loss)	4,331,659

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	1,802,694
Net realized gains/(losses) on affiliated underlying funds	18,462,317
Net realized gains distributions from affiliated underlying funds	16,186,634
Net realized gains/(losses) on futures contracts	3,625,776
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(1,898,386)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	12,324,305
Change in net unrealized appreciation/depreciation on futures contracts	63,140

Net realized and Change in net unrealized gains/losses on investments	50,566,480

Change in Net Assets Resulting From Operations	$54,898,139

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Change In Net Assets:
Operations:
Net investment income/(loss)	$4,331,659	$10,435,456
Net realized gains/(losses) on investments	40,077,421	(1,262,720)
Change in unrealized appreciation/depreciation on investments	10,489,059	41,143,229

Change in net assets resulting from operations	54,898,139	50,315,965

Distributions to Shareholders:
Distributions	(51,326,070)	(83,618,380)

Change in net assets resulting from distributions to shareholders	(51,326,070)	(83,618,380)

Capital Transactions:
Proceeds from shares issued	1,510,549	743,757
Proceeds from dividends reinvested	51,326,070	83,618,380
Value of shares redeemed	(82,125,254)	(97,839,917)

Change in net assets resulting from capital transactions	(29,288,635)	(13,477,780)

Change in net assets	(25,716,566)	(46,780,195)
Net Assets:
Beginning of period	716,925,283	763,705,478

End of period	$691,208,717	$716,925,283

Share Transactions:
Shares issued	121,489	55,636
Dividends reinvested	4,298,666	7,214,701
Shares redeemed	(6,486,089)	(7,855,941)

Change in shares	(2,065,934)	(585,604)

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2021	2020	2019†		2018	2017

Net Asset Value, Beginning of Period	$12.31	$12.99	$11.62		$12.59	$11.33

Investment Activities:
Net Investment Income/(Loss)	0.08 (a)	0.19 (a)	0.18	(a)	0.18	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	0.89	0.73	1.68		(0.90)	1.20

Total from Investment Activities	0.97	0.92	1.86		(0.72)	1.31

Distributions to Shareholders From:
Net Investment Income	(0.20)	(1.22)	(0.23)		(0.18)	(0.05)
Net Realized Gains	(0.77)	(0.38)	(0.26)		(0.07)	—

Total Dividends	(0.97)	(1.60)	(0.49)		(0.25)	(0.05)

Net Asset Value, End of Period	$12.31	$12.31	$12.99		$11.62	$12.59

Total Return(b)	8.05%	7.81%	16.20%		(5.77)%	11.54%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$691,209	$716,925	$763,705		$735,489	$834,164
Net Investment Income/(Loss)	0.61%	1.49%	1.40%		1.43%	0.97%
Expenses Before Reductions*(c)	0.13%	0.13%	0.66%		0.69%	0.71%
Expenses Net of Reductions*	0.13%	0.13%	0.66%		0.69%	0.71%
Portfolio Turnover Rate	5%	9%	103	%(d)	39%	40%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

†

The amounts shown, where applicable, are consolidated through December 6, 2019. (Prior to December 6, 2019, the Fund primarily invested in shares of a wholly-owned and controlled subsidiary of the Fund.)

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover increased significantly during the year due to a change in investment strategy of the Fund.

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Global Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2021, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the year ended December 31, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended December 31, 2021, the monthly average notional amount for long contracts was $33.7 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$248,914	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	181,433	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$4,248,189	$(93,573)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(622,413)	156,713

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the year ended December 31, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Global Balanced Index Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

Management fees which the Manager waived in order to maintain more competitive expense ratios are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the year ended December 31, 2021, there were no such waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 12/31/2021	Shares as of 12/31/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$325,541,660	$20,533,182	$(5,229,358)	$(218,907)	$(16,949,636)	$323,676,941	28,977,345	$2,484,237	$8,261,318
AZL MSCI Emerging Markets Equity Index Fund, Class 2	39,749,031	1,094,086	(4,495,164)	771,244	(3,029,693)	34,089,504	4,287,988	474,033	620,053
AZL MSCI Global Equity Index Fund	316,790,183	9,579,918	(79,450,369)	17,909,980	32,303,634	297,133,346	17,665,478	2,274,655	7,305,263

	$682,080,874	$31,207,186	$(89,174,891)	$18,462,317	$12,324,305	$654,899,791	50,930,811	$5,232,925	$16,186,634

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total

Common Stock+	$—	$—	$87,124		$87,124
Preferred Stock	—	—	364,130		364,130
Private Placements	—	—	765,582		765,582
Convertible Bond	—	—	—	#	—
Corporate Bonds+	—	—	780,991		780,991
Affiliated Investment Companies	654,899,791	—	—		654,899,791

Total Investment Securities	654,899,791	—	1,997,827		656,897,618

Other Financial Instruments:*
Futures Contracts	430,347	—	—		430,347

Total Investments	$655,330,138	$—	$1,997,827		$657,327,965

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at December 31, 2021.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the year ended December 31, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Global Balanced Index Strategy Fund	$31,210,983	$91,519,233

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of December 31, 2021 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets
Grand Rounds, Inc., Series C	3/31/15	$400,112	143,925	$364,130	0.05%
Jawbone	1/24/17	—	23,389	—	0.00%
Lookout, Inc.	3/4/15	3,384	5,547	61,128	0.01%
Lookout, Inc. Preferred Shares, Series F	9/19/14	481,995	63,925	704,454	0.10%
Quintis Pty, Ltd.	10/25/18	253,669	386,370	87,124	0.01%
Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 2/7/22 @ 105.63	10/25/18	50,319	50,319	50,319	0.01%
Quintis Pty, Ltd., 10/1/28, Callable 2/7/22 @ 96.00	10/25/18	730,672	730,672	730,672	0.11%
REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19	2/7/12	—	400,000	—	0.00%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

8. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

9. New Regulatory Pronouncements

In October 2020 the SEC adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives contracts the Fund can enter and replaces the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, among other requirements. In December 2020, the SEC adopted new Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. Management is currently evaluating the effect, if any, that the new Rules will have on the Fund’s operations, oversight and financial statements. The compliance date is August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively.

10. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 is $553,494,716. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$103,605,428
Unrealized (depreciation)	(202,526)

Net unrealized appreciation/(depreciation)	$103,402,902

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Global Balanced Index Strategy Fund	$37,629,606	$13,696,464	$51,326,070

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Global Balanced Index Strategy Fund	$66,118,874	$17,499,506	$83,618,380

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Global Balanced Index Strategy Fund	$35,754,613	$8,807,192	$—	$103,401,685	$147,963,490

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-market of passive foreign investment companies, return of capital from underlying investments, straddles and other miscellaneous differences.

11. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. As of December 31, 2021, the Fund had a controlling interest (in excess of 50%) in the AZL MSCI Global Equity Index Fund, which is affiliated with the Manager. Investment activities of the shareholder could have a material impact to the Fund.

12. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of

AZL MVP Global Balanced Index Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Global Balanced Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the four years ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021, and the financial highlights for each of the four years ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2017 and the financial highlights for the year ended December 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 23, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2022

We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2021, 1.54% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

During the year ended December 31, 2021, the Fund declared net short-term capital gain distributions of $27,195,351.

During the year ended December 31, 2021, the Fund declared net long-term capital gain distributions of $13,696,464.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2023 (the “Expense Limitation Agreement”).

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by certain underlying funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.

Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from their relationships with the Funds.

The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2021. Information relevant to the approval of the Management Agreement was considered at Board meetings held June 21, 2021, and September 14, 2021, as well as at various other meetings preceding those meetings. Pursuant to an exemptive order issued by the SEC (the “Exemptive Order”), providing relief from in-person meeting requirements under the 1940 Act, the Board, including the Independent Trustees, determined that reliance on the Exemptive Order was necessary and appropriate due to the circumstances related to the current and potential effects of the COVID-19 pandemic and determined to vote on the renewal of the Management Agreement at a meeting held by video conference call at which all Board members, including the Independent Trustees, participated and were able to hear each other simultaneously during the meeting. Accordingly, the Management Agreement was approved by the Board at a meeting on September 14, 2021. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2023.

In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Funds and the Manager. In connection with every quarterly Board meeting and the summer and fall 2021 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held June 21, 2021, and September 14, 2021, the Manager reported that, for the nine Funds for which performance information was available for the five-year period ended December 31, 2020, one Fund was in the top 40%, two were in the middle 20%, and six were in the bottom 40%. The Manager reported that for the three-year period ended December 31, 2020, three Funds were in the top 40%, one was in the middle 20%, and eight were in the bottom 40%. For the one-year period ended December 31, 2020, one Fund was in the top 40%, one was in the middle 20%, and ten were in the bottom 40% against peers.

The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the eight Funds for which performance information was available for the five-year period ended December 31, 2020, two Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 20%. For the three-year period ended December 31, 2020, three Funds were in the top 40%, three were in the middle 20%, and four were in the bottom 40%. For the one-year period ended December 31, 2020, one Funds was in the top 40%, four were in the middle 20%, and five were in the bottom 40%. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.

At the Board meeting held September 14, 2021, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2021.

At the Board meeting held September 14, 2021, the Trustees determined that the investment performance of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three MVP Fusion Funds the advisory fee paid put these Funds in the 11th percentile of the customized peer group. The Manager reported that for the four MVP Index Strategy Funds the advisory fee paid put them in the 23rd percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund the advisory fee paid put it in the 7th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 8th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2018 through 2020. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.

The Board also considered that Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the AZL MVP Fusion Funds, pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the AZL MVP Fusion Funds’ underlying funds and the asset allocations among the underlying funds. The Manager, not any Fund, pays a consultant fee to Wilshire.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2021, were approximately $10.4 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.7 billion.

The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.

Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, VIP Trust and ETF Trust are the “AIM Complex”). There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Independent Trustees(1)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	46	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance

Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	46	None

Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	46	Diamond Hill Funds (10 funds)

Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	46	Connecticut Water Service, Inc.

Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 1/22 (Consultant to the Independent Trustees since 2/20)(3)	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	46	Engine No. 1 ETF Trust (2 funds); Esoterica Thematic Trust (2019 — 2020)

Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, CEO, Health eSense Inc.(a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	46	None

Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of year books and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	46	None

Interested Trustee(4)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present	46	None

(1)	Each of the Independent Trustees is a member of the Audit Committee.

(2)	Indefinite.

(3)

Prior to January 1, 2022, Mr. Gee served as a consultant to the Independent Trustees since February 2020, during which he attended meetings of the Board and its standing committees, including the audit committee, solely in his capacity as a consultant, and was not entitled to vote.

(4)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.

Officers

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(1)/Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life, 2011 to present.

Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since 12/20	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life, 2008 to present.

Bashir C. Asad (1963) Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 06/16	Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present.

Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(2) and Anti-Money Laundering Compliance Officer	Since 02/14	Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the ETF Trust, 2020 to present.

Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 02/16	Vice President, Allianz Investment Management LLC, 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, 2015 to 2020.

Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 04/09	Assistant Vice President, Allianz Investment Management LLC, 2013 to present.

(1)	Indefinite.

(2)

The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1221 02/22

AZL® MVP Growth Index Strategy Fund

Annual Report

December 31, 2021

Management Discussion and Analysis Page 1

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Report of Independent Registered Public Accounting Firm Page 13

Other Federal Income Tax Information Page 14

Other Information Page 15

Approval of Investment Advisory Agreement Page 16

Information about the Board of Trustees and Officers Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL® MVP Growth Index Strategy Fund Review (Unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL® MVP Growth Index Strategy Fund.

What factors affected the Fund’s performance during the year ended December 31, 2021?*

For the year ended December 31, 2021, the AZL® MVP Growth Index Strategy Fund (the “Fund”) returned 16.40%. That compared to a 28.71%, -1.54% and a 20.63% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Growth Composite Index, respectively.1

The Fund is a fund of funds that pursues broad diversification across four underlying equity sub-portfolios and one fixed income sub-portfolio. The four equity sub-portfolios pursue passive strategies that aim to achieve, before fees, returns similar to the S&P 500 Index (U.S. large cap stocks), the S&P MidCap 400 Index2, the S&P SmallCap 600 Index3 and the MSCI EAFE Index4. The fixed-income sub-portfolio is an enhanced bond index strategy that seeks to achieve a return that exceeds that of the Bloomberg U.S. Aggregate Bond Index. Generally, the Fund allocates 65% to 85% of its assets to the underlying equity index funds and 15% to 35% of its assets to the underlying AZL Enhanced Bond Index Fund. The Fund also employs the MVP (Managed Volatility Portfolio) risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

U.S. equities began 2021 with positive momentum. Large cap stocks generally moved higher as corporate earnings rose, COVID-19 cases declined, and fiscal and monetary stimulus provided liquidity for consumers to spend. Excess demand for goods and higher input costs led to increased inflation levels unseen since the early 1980s. Despite high inflation, the U.S. stock market gained throughout most of the year.

International developed market equities, as measured by the MSCI EAFE Index, returned 11.78% for the year. The COVID-19 pandemic led some countries to shut down their economies to combat the spread of the virus, diminishing consumption, interrupting industrial production, and reducing exports of goods. Central banks provided stimulus throughout the year, and some felt their economies were strong enough to start scaling back economic support as economic activity improved. Tight regulatory crackdowns on Hong Kong stocks detracted from developed market returns.

U.S. bonds suffered during the year and the Bloomberg U.S. Aggregate Bond Index returned -1.54%. The U.S. economy continued to recover from the COVID-19 pandemic throughout the year initially causing interest rates to rise, particularly in the front end of the yield curve. This provided headwinds to domestic fixed income performance compared to 2020. Credit exposure outpaced U.S. Treasuries, even as spreads have remained at historically tight levels in both investment grade and high yield for most of the year. Investments in Treasury Inflation Protected Securities (TIPS) also benefited in 2021 from elevated inflation expectations.

The Fund, which invests in U.S. and international markets, underperformed its blended benchmark during the period. Its allocation to developed market non-U.S. equities detracted on a relative basis, as these securities generally trailed U.S. equities and are not included in its blended benchmark. The Fund’s performance compared to the blended benchmark was negatively affected by its allocation to mid-cap equities, which generally trailed large cap U.S. equities during the period.

The fixed income allocation detracted slightly from the Fund’s relative performance largely due to the underlying fund’s fees. The Fund’s fixed income allocation benefited from overweight exposure to credit and TIPS. Its underweight to policy duration benefited as interest rates increased during the year.

The MVP risk management process uses derivatives to control portfolio volatility in unstable market conditions. Market volatility was relatively low during 2021, and so the MVP process did not reduce the Fund’s equity exposure at any point during the year. The MVP process was invested in futures and provided a positive return, however this detracted from the Fund’s performance relative to the underlying holdings.

Past performance does not guarantee future results.

*

The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2021.

[1]	For a complete description of the Fund’s performance benchmarks please refer to page 2 of this report.

[2]

The Standard & Poor’s MidCap 400 Index (“S&P 400”) is a widely used index for mid-sized companies. The S&P 400 covers 7% of the U.S. equities market, and is part of a series of S&P U.S. indexes that can be used as building blocks for portfolio composition.

[3]

The Standard & Poor’s SmallCap 600 Index (“S&P 600”) covers approximately 3% of the domestic equities market. Measuring the small-cap segment of the market that is typically renowned for poor trading liquidity and financial instability, the index is designed to be an efficient portfolio of companies that meet specific inclusion criteria to ensure that they are investable and financially viable.

[4]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

The indexes defined above are unmanaged. Investors cannot invest directly in an index.

1

AZL® MVP Growth Index Strategy Fund Review (Unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Index Strategy Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

The performance of the underlying funds is expected to be lower than that of the Indexes because of fees and expenses. Securities in which the underlying funds will invest may involve substantial risk and may be subject to sudden severe price declines.

Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the portfolio.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, an underlying fund’s performance may be more volatile than if it did not hold these securities.

Debt securities held by an underlying fund may decline in value due to rising interest rates.

Investing in derivative instruments involves risks that may be different from or greater than the risk associated with investing directly in securities or other traditional instruments.

For a complete description of these and other risks associated with investing in the Fund, please refer to the Fund’s prospectus.

Growth of $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2021
	1 Year	3 Year	5 Year	Since Inception (1/10/12)
AZL® MVP Growth Index Strategy Fund	16.40	13.68	9.77	9.22
S&P 500 Index	28.71	26.07	18.47	16.27
Bloomberg U.S. Aggregate Bond Index	-1.54	4.79	3.57	2.91
Growth Composite Index	20.63	20.93	14.96	13.05

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio	Gross
AZL® MVP Growth Index Strategy Fund	0.68%

The above expense ratio is based on the current Fund prospectus dated April 30, 2021. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.20% through April 30, 2023. Additional information pertaining to the December 31, 2021 expense ratio can be found in the Financial Highlights.

Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.12%.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the Growth Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Composite is a blended index comprised of (75%) S&P 500 and (25%) Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

AZL MVP Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP Growth Index Strategy Fund	$1,000.00	$1,054.90	$0.57	0.11%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP Growth Index Strategy Fund	$1,000.00	$1,024.65	$0.56	0.11%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	53.7%

Fixed Income Fund	22.0

International Equity Fund	19.4

Total Investment Securities	95.1

Net other assets (liabilities)	4.9

Net Assets	100.0%

3

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

December 31, 2021

Shares		Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (53.7%):
10,799,753	AZL Mid Cap Index Fund, Class 2	$305,093,027
39,223,497	AZL S&P 500 Index Fund, Class 2	957,053,324
9,347,663	AZL Small Cap Stock Index Fund, Class 2	156,760,310

		1,418,906,661

Fixed Income Fund (22.0%):
52,157,658	AZL Enhanced Bond Index Fund	582,601,042

International Equity Fund (19.4%):
26,969,586	AZL International Index Fund, Class 2	511,613,042

Total Affiliated Investment Companies (Cost $1,744,226,368)		2,513,120,745

Total Investment Securities (Cost $1,744,226,368) — 95.1%(a)		2,513,120,745
Net other assets (liabilities) — 4.9%		128,447,843

Net Assets — 100.0%		$2,641,568,588

Percentages indicated are based on net assets as of December 31, 2021.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

At December 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini March Futures (U.S. Dollar)	3/18/22	408	$97,073,400	$1,424,716
U.S. Treasury 10-Year Note March Futures (U.S. Dollar)	3/22/22	248	32,356,250	333,356

				$1,758,072

See accompanying notes to the financial statements.

4

AZL MVP Growth Index Strategy Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliates, at cost	$1,744,226,368

Investments in affiliates, at value	$2,513,120,745
Deposit at broker for futures contracts collateral	129,627,276
Interest and dividends receivable	2,910
Receivable for affiliated investments sold	588,146
Receivable for variation margin on futures contracts	46
Prepaid expenses	12,739

Total Assets	2,643,351,862

Liabilities:
Cash overdraft	588,748
Payable for capital shares redeemed	879,554
Manager fees payable	221,831
Administration fees payable	7,653
Custodian fees payable	300
Administrative and compliance services fees payable	3,748
Transfer agent fees payable	1,034
Trustee fees payable	21,052
Other accrued liabilities	59,354

Total Liabilities	1,783,274

Net Assets	$2,641,568,588

Net Assets Consist of:
Paid in capital	$2,008,166,227
Total distributable earnings	633,402,361

Net Assets	$2,641,568,588

Shares of beneficial interest (unlimited number of shares authorized, no par value)	158,590,334
Net Asset Value (offering and redemption price per share)	$16.66

Statement of Operations

For the Year Ended December 31, 2021

Investment Income:
Dividends from affiliates	$24,852,149
Interest	31,941
Dividends from non-affiliates	2

Total Investment Income	24,884,092

Expenses:
Management fees	2,646,200
Administration fees	66,827
Custodian fees	1,724
Administrative and compliance services fees	27,988
Transfer agent fees	5,659
Trustee fees	116,886
Professional fees	106,837
Shareholder reports	58,274
Other expenses	33,224

Total expenses	3,063,619

Net Investment Income/(Loss)	21,820,473

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	105,880,954
Net realized gains distributions from affiliated underlying funds	82,317,070
Net realized gains/(losses) on futures contracts	20,103,523
Change in net unrealized appreciation/depreciation on affiliated underlying funds	170,819,113
Change in net unrealized appreciation/depreciation on futures contracts	(193,666)

Net realized and Change in net unrealized gains/losses on investments	378,926,994

Change in Net Assets Resulting From Operations	$400,747,467

See accompanying notes to the financial statements.

5

AZL MVP Growth Index Strategy Fund

Statements of Changes in Net Assets

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Change In Net Assets:
Operations:
Net investment income/(loss)	$21,820,473	$43,069,399
Net realized gains/(losses) on investments	208,301,547	(105,449,158)
Change in unrealized appreciation/depreciation on investments	170,625,447	166,112,078

Change in net assets resulting from operations	400,747,467	103,732,319

Distributions to Shareholders:
Distributions	(239,202,740)	(146,584,397)

Change in net assets resulting from distributions to shareholders	(239,202,740)	(146,584,397)

Capital Transactions:
Proceeds from shares issued	9,801,680	35,195,872
Proceeds from dividends reinvested	239,202,741	146,584,397
Value of shares redeemed	(347,022,760)	(283,233,573)

Change in net assets resulting from capital transactions	(98,018,339)	(101,453,304)

Change in net assets	63,526,388	(144,305,382)
Net Assets:
Beginning of period	2,578,042,200	2,722,347,582

End of period	$2,641,568,588	$2,578,042,200

Share Transactions:
Shares issued	583,609	2,437,703
Dividends reinvested	15,139,414	10,088,396
Shares redeemed	(20,645,029)	(18,912,826)

Change in shares	(4,922,006)	(6,386,727)

See accompanying notes to the financial statements.

6

AZL MVP Growth Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.77	$16.02	$13.99	$15.56	$14.08

Investment Activities:
Net Investment Income/(Loss)	0.14 (a)	0.26 (a)	0.26 (a)	0.26	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	2.36	0.42	2.55	(1.22)	2.10

Total from Investment Activities	2.50	0.68	2.81	(0.96)	2.21

Distributions to Shareholders From:
Net Investment Income	(0.30)	(0.29)	(0.35)	(0.13)	(0.18)
Net Realized Gains	(1.31)	(0.64)	(0.43)	(0.48)	(0.55)

Total Dividends	(1.61)	(0.93)	(0.78)	(0.61)	(0.73)

Net Asset Value, End of Period	$16.66	$15.77	$16.02	$13.99	$15.56

Total Return(b)	16.40%	4.73%	20.52%	(6.45)%	15.96%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,641,569	$2,578,042	$2,722,348	$2,423,165	$2,634,555
Net Investment Income/(Loss)	0.82%	1.76%	1.67%	1.71%	0.74%
Expenses Before Reductions*(c)	0.12%	0.12%	0.12%	0.12%	0.11%
Expenses Net of Reductions*	0.12%	0.12%	0.12%	0.12%	0.11%
Portfolio Turnover Rate	6%	12%	5%	4%	4%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2021, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

8

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the year ended December 31, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended December 31, 2021, the monthly average notional amount for long contracts was $117.7 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$1,424,716	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	333,356	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$21,221,497	$(485,062)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(1,117,974)	291,396

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the year ended December 31, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Growth Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived in order to maintain more competitive expense ratios are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the year ended December 31, 2021, there were no such waivers.

9

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 12/31/2021	Shares as of 12/31/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$552,144,793	$61,001,132	$(189,601)	$(1,458)	$(30,353,824)	$582,601,042	52,157,658	$4,447,187	$14,789,104
AZL International Index Fund, Class 2	510,235,006	7,641,943	(51,012,695)	8,440,100	36,308,688	511,613,042	26,969,586	7,641,943	—
AZL Mid Cap Index Fund, Class 2	300,904,342	14,981,003	(61,036,011)	15,002,293	35,241,400	305,093,027	10,799,753	2,125,540	12,855,464
AZL S&P 500 Index Fund, Class 2	951,380,916	60,444,340	(234,900,000)	76,447,917	103,680,151	957,053,324	39,223,497	9,645,606	50,798,733
AZL Small Cap Stock Index Fund, Class 2	159,337,682	4,865,641	(39,377,813)	5,992,102	25,942,698	156,760,310	9,347,663	991,873	3,873,769

	$2,474,002,739	$148,934,059	$(386,516,120)	$105,880,954	$170,819,113	$2,513,120,745	138,498,157	$24,852,149	$82,317,070

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$2,513,120,745	$—	$—	$2,513,120,745

Total Investment Securities	2,513,120,745	—	—	2,513,120,745

Other Financial Instruments:*
Futures Contracts	1,758,072	—	—	1,758,072

Total Investments	$2,514,878,817	$—	$—	$2,514,878,817

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

10

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

5. Security Purchases and Sales

For the year ended December 31, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Growth Index Strategy Fund	$148,934,059	$386,516,120

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. New Regulatory Pronouncements

In October 2020 the SEC adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives contracts the Fund can enter and replaces the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, among other requirements. In December 2020, the SEC adopted new Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. Management is currently evaluating the effect, if any, that the new Rules will have on the Fund’s operations, oversight and financial statements. The compliance date is August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 is $1,776,909,991. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$736,210,754
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$736,210,754

11

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Growth Index Strategy Fund	$125,623,238	$113,579,502	$239,202,740

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Growth Index Strategy Fund	$70,129,545	$76,454,852	$146,584,397

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Growth Index Strategy Fund	$121,454,156	$107,713,842	$—	$736,210,754	$965,378,752

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of the shareholder could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of

AZL MVP Growth Index Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Growth Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the four years ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021, and the financial highlights for each of the four years ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2017 and the financial highlights for the year ended December 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 23, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2022

We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

13

Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2021, 14.38% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

During the year ended December 31, 2021, the Fund declared net short-term capital gain distributions of $80,504,476.

During the year ended December 31, 2021, the Fund declared net long-term capital gain distributions of $113,579,502.

14

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

15

Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2023 (the “Expense Limitation Agreement”).

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by certain underlying funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.

Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from their relationships with the Funds.

The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2021. Information relevant to the approval of the Management Agreement was considered at Board meetings held June 21, 2021, and September 14, 2021, as well as at various other meetings preceding those meetings. Pursuant to an exemptive order issued by the SEC (the “Exemptive Order”), providing relief from in-person meeting requirements under the 1940 Act, the Board, including the Independent Trustees, determined that reliance on the Exemptive Order was necessary and appropriate due to the circumstances related to the current and potential effects of the COVID-19 pandemic and determined to vote on the renewal of the Management Agreement at a meeting held by video conference call at which all Board members, including the Independent Trustees, participated and were able to hear each other simultaneously during the meeting. Accordingly, the Management Agreement was approved by the Board at a meeting on September 14, 2021. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2023.

In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to,

16

any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Funds and the Manager. In connection with every quarterly Board meeting and the summer and fall 2021 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held June 21, 2021, and September 14, 2021, the Manager reported that, for the nine Funds for which performance information was available for the five-year period ended December 31, 2020, one Fund was in the top 40%, two were in the middle 20%, and six were in the bottom 40%. The Manager reported that for the three-year period ended December 31, 2020, three Funds were in the top 40%, one was in the middle 20%, and eight were in the bottom 40%. For the one-year period ended December 31, 2020, one Fund was in the top 40%, one was in the middle 20%, and ten were in the bottom 40% against peers.

The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the eight Funds for which performance information was available for the five-year period ended December 31, 2020, two Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 20%. For the three-year period ended December 31, 2020, three Funds were in the top 40%, three were in the middle 20%, and four were in the bottom 40%. For the one-year period ended December 31, 2020, one Funds was in the top 40%, four were in the middle 20%, and five were in the bottom 40%. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.

At the Board meeting held September 14, 2021, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2021.

At the Board meeting held September 14, 2021, the Trustees determined that the investment performance of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three MVP Fusion Funds the advisory fee paid put these Funds in the 11th percentile of the customized peer group. The Manager reported that for the four MVP Index Strategy Funds the advisory fee paid put them in the 23rd percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund the advisory fee paid put it in the 7th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 8th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2018 through 2020. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.

The Board also considered that Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the AZL MVP Fusion Funds, pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the AZL MVP Fusion Funds’ underlying funds and the asset allocations among the underlying funds. The Manager, not any Fund, pays a consultant fee to Wilshire.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2021, were approximately $10.4 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.7 billion.

The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.

Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

17

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, VIP Trust and ETF Trust are the “AIM Complex”). There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Independent Trustees(1)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	46	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance

Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	46	None

Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	46	Diamond Hill Funds (10 funds)

Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	46	Connecticut Water Service, Inc.

Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 1/22 (Consultant to the Independent Trustees since 2/20)(3)	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	46	Engine No. 1 ETF Trust (2 funds); Esoterica Thematic Trust (2019 — 2020)

Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, CEO, Health eSense Inc.(a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	46	None

Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of year books and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	46	None

Interested Trustee(4)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present	46	None

(1)	Each of the Independent Trustees is a member of the Audit Committee.

(2)	Indefinite.

(3)

Prior to January 1, 2022, Mr. Gee served as a consultant to the Independent Trustees since February 2020, during which he attended meetings of the Board and its standing committees, including the audit committee, solely in his capacity as a consultant, and was not entitled to vote.

(4)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.

18

Officers

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life, 2011 to present.

Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since 12/20	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life, 2008 to present.

Bashir C. Asad (1963) Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 06/16	Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present.

Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(2) and Anti-Money Laundering Compliance Officer	Since 02/14	Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the ETF Trust, 2020 to present.

Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 02/16	Vice President, Allianz Investment Management LLC, 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, 2015 to 2020.

Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 04/09	Assistant Vice President, Allianz Investment Management LLC, 2013 to present.

(1)	Indefinite.

(2)

The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.

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The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1221 02/22

AZL® MVP Moderate Index Strategy Fund

Annual Report

December 31, 2021

Management Discussion and Analysis Page 1

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Report of Independent Registered Public Accounting Firm Page 13

Other Federal Income Tax Information Page 14

Other Information Page 15

Approval of Investment Advisory Agreement Page 16

Information about the Board of Trustees and Officers Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL® MVP Moderate Index Strategy Fund Review (Unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL® MVP Moderate Index Strategy Fund.

What factors affected the Fund’s performance during the year ended December 31, 2021?*

For the year ended December 31, 2021, the AZL® MVP Moderate Index Strategy Fund (the “Fund”) returned 12.46%. That compared to a 28.71%, -1.54% and a 15.96% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index, respectively.1

The Fund is a fund of funds that pursues broad diversification across four underlying equity sub-portfolios and one fixed income sub-portfolio. The four equity sub-portfolios pursue passive strategies that aim to achieve, before fees, returns similar to the S&P 500 Index (U.S. large cap stocks), the S&P MidCap 400 Index2, the S&P SmallCap 600 Index3 and the MSCI EAFE Index4. The fixed-income sub-portfolio is an enhanced bond index strategy that seeks to achieve a return that exceeds that of the Bloomberg U.S. Aggregate Bond Index. Generally, the Fund allocates 50% to 70% of its assets to the underlying equity index funds and 30% to 50% of its assets to the underlying AZL Enhanced Bond Index Fund. The Fund also employs the MVP (Managed Volatility Portfolio) risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

U.S. equities began 2021 with positive momentum. Large cap stocks generally moved higher as corporate earnings rose, COVID-19 cases declined, and fiscal and monetary stimulus provided liquidity for consumers to spend. Excess demand for goods and higher input costs led to increased inflation levels unseen since the early 1980s. Despite high inflation, the U.S. stock market gained throughout most of the year.

International developed market equities, as measured by the MSCI EAFE Index, returned 11.78% for the year. The COVID-19 pandemic led some countries to shut down their economies to combat the spread of the virus, diminishing consumption, interrupting industrial production, and reducing exports of goods. Central banks provided stimulus throughout the year, and some felt their economies were strong enough to start scaling back economic support as economic activity improved. Tight regulatory crackdowns on Hong Kong stocks detracted from developed market returns.

U.S. bonds suffered during the year and the Bloomberg U.S. Aggregate Bond Index returned -1.54%. The U.S. economy continued to recover from the COVID-19 pandemic throughout the year causing interest rates to rise, particularly in the front end of the yield curve. This provided headwinds to domestic fixed income performance compared to 2020. Credit exposure outpaced U.S. Treasuries, even as spreads have remained at historically tight levels in both investment grade and high yield for most of the year. Investments in Treasury Inflation Protected Securities (TIPS) also benefited in 2021 from elevated inflation expectations.

The Fund, which invests in U.S. and international markets, underperformed its blended benchmark during the period. Its allocation to developed market non-U.S. equities detracted on a relative basis, as these securities generally trailed U.S. equities and are not included in its blended benchmark. The Fund’s performance compared to the blended benchmark was negatively affected by its allocation to mid-cap equities, which generally trailed large cap U.S. equities during the period.

The fixed income allocation detracted slightly from the Fund’s relative performance largely due to the underlying fund’s fees. The Fund’s fixed income allocation benefited from overweight exposure to credit and TIPS. Its underweight to policy duration benefited as interest rates increased during the year.

The MVP risk management process uses derivatives to control portfolio volatility in unstable market conditions. Market volatility was relatively low during 2021, and so the MVP process did not reduce the Fund’s equity exposure at any point during the year. The MVP process was invested in futures and provided a positive return, however this detracted from the Fund’s performance relative to the underlying holdings.

Past performance does not guarantee future results.

*

The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2021.

[1]	For a complete description of the Fund’s performance benchmarks please refer to page 2 of this report.

[2]

The Standard & Poor’s MidCap 400 Index (“S&P 400”) is a widely used index for mid-sized companies. The S&P 400 covers 7% of the U.S. equities market, and is part of a series of S&P U.S. indexes that can be used as building blocks for portfolio composition.

[3]

The Standard & Poor’s SmallCap 600 Index (“S&P 600”) covers approximately 3% of the domestic equities market. Measuring the small-cap segment of the market that is typically renowned for poor trading liquidity and financial instability, the index is designed to be an efficient portfolio of companies that meet specific inclusion criteria to ensure that they are investable and financially viable.

[4]

The Morgan Stanley Capital International, Europe, Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

The indexes defined above are unmanaged. Investors cannot invest directly in an index.

1

AZL® MVP Moderate Index Strategy Fund Review (Unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Index Strategy Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Stocks are more volatile and carry more risk and return potential than other forms of investments.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

The performance of the underlying funds is expected to be lower than that of the Indexes because of fees and expenses. Securities in which the underlying funds will invest may involve substantial risk and may be subject to sudden severe price declines.

Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the portfolio.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, an underlying fund’s performance may be more volatile than if it did not hold these securities.

Debt securities held by an underlying fund may decline in value due to rising interest rates.

Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss.

For a complete description of these and other risks associated with investing in the Fund, please refer to the Fund’s prospectus.

Growth of $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2021
	1 Year	3 Year	5 Year	Since Inception (1/10/12)
AZL® MVP Moderate Index Strategy Fund	12.46	12.40	8.78	8.58
S&P 500 Index	28.71	26.07	18.47	16.27
Bloomberg U.S. Aggregate Bond Index	-1.54	4.79	3.57	2.91
Moderate Composite Index	15.96	17.77	12.78	11.07

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio	Gross
AZL® MVP Moderate Index Strategy Fund	0.70%

The above expense ratio is based on the current Fund prospectus dated April 30, 2021. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.15% through April 30, 2023. Additional information pertaining to the December 31, 2021 expense ratio can be found in the Financial Highlights.

Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.13%.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against the Standard & Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Composite is a blended index comprised of (60%) S&P 500 and (40%) Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

2

AZL MVP Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP Moderate Index Strategy Fund	$1,000.00	$1,043.10	$0.67	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP Moderate Index Strategy Fund	$1,000.00	$1,024.55	$0.66	0.13%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	42.5%

Fixed Income Fund	37.3

International Equity Fund	15.2

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

3

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

December 31, 2021

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (42.5%):
1,715,229	AZL Mid Cap Index Fund, Class 2	$48,455,219
6,162,180	AZL S&P 500 Index Fund, Class 2	150,357,182
1,447,980	AZL Small Cap Stock Index Fund, Class 2	24,282,630

		223,095,031

Fixed Income Fund (37.3%):
17,488,349	AZL Enhanced Bond Index Fund	195,344,854

International Equity Fund (15.2%):
4,193,983	AZL International Index Fund, Class 2	79,559,857

Total Affiliated Investment Companies (Cost $385,249,086)		497,999,742

Total Investment Securities (Cost $385,249,086) — 95.0%(a)		497,999,742
Net other assets (liabilities) — 5.0%		25,972,185

Net Assets — 100.0%		$523,971,927

Percentages indicated are based on net assets as of December 31, 2021.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

At December 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini March Futures (U.S. Dollar)	3/18/22	65	$15,465,125	$229,748

U.S. Treasury 10-Year Note March Futures (U.S. Dollar)	3/22/22	80	10,437,500	109,357

				$339,105

See accompanying notes to the financial statements.

4

AZL MVP Moderate Index Strategy Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliates, at cost	$385,249,086

Investments in affiliates, at value	$497,999,742
Deposit at broker for futures contracts collateral	26,163,516
Interest and dividends receivable	594
Receivable for affiliated investments sold	49,037
Prepaid expenses	2,533

Total Assets	524,215,422

Liabilities:
Cash overdraft	49,125
Payable for capital shares redeemed	125,279
Manager fees payable	44,166
Administration fees payable	5,864
Custodian fees payable	227
Administrative and compliance services fees payable	712
Transfer agent fees payable	773
Trustee fees payable	4,002
Other accrued liabilities	13,347

Total Liabilities	243,495

Net Assets	$523,971,927

Net Assets Consist of:
Paid in capital	$408,549,774
Total distributable earnings	115,422,153

Net Assets	$523,971,927

Shares of beneficial interest (unlimited number of shares authorized, no par value)	33,802,032
Net Asset Value (offering and redemption price per share)	$15.50

Statement of Operations

For the Year Ended December 31, 2021

Investment Income:
Dividends from affiliates	$4,706,381
Interest	7,358
Dividends from non-affiliates	2

Total Investment Income	4,713,741

Expenses:
Management fees	533,593
Administration fees	59,233
Custodian fees	1,473
Administrative and compliance services fees	6,141
Transfer agent fees	5,125
Trustee fees	25,689
Professional fees	23,239
Shareholder reports	16,131
Other expenses	7,147

Total expenses	677,771

Net Investment Income/(Loss)	4,035,970

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	21,801,841
Net realized gains distributions from affiliated underlying funds	15,664,202
Net realized gains/(losses) on futures contracts	3,682,697
Change in net unrealized appreciation/depreciation on affiliated underlying funds	17,725,338
Change in net unrealized appreciation/depreciation on futures contracts	(36,970)

Net realized and Change in net unrealized gains/losses on investments	58,837,108

Change in Net Assets Resulting From Operations	$62,873,078

See accompanying notes to the financial statements.

5

AZL MVP Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Change In Net Assets:

Operations:
Net investment income/(loss)	$4,035,970	$9,270,511
Net realized gains/(losses) on investments	41,148,740	(5,436,251)
Change in unrealized appreciation/depreciation on investments	17,688,368	29,739,171

Change in net assets resulting from operations	62,873,078	33,573,431

Distributions to Shareholders:
Distributions	(45,617,497)	(26,222,624)

Change in net assets resulting from distributions to shareholders	(45,617,497)	(26,222,624)

Capital Transactions:
Proceeds from shares issued	5,846,960	31,629,823
Proceeds from dividends reinvested	45,617,497	26,222,624
Value of shares redeemed	(78,601,729)	(65,647,289)

Change in net assets resulting from capital transactions	(27,137,272)	(7,794,842)

Change in net assets	(9,881,691)	(444,035)

Net Assets:
Beginning of period	533,853,618	534,297,653

End of period	$523,971,927	$533,853,618

Share Transactions:
Shares issued	367,334	2,331,694
Dividends reinvested	3,067,754	1,871,708
Shares redeemed	(4,974,236)	(4,573,739)

Change in shares	(1,539,148)	(370,337)

See accompanying notes to the financial statements.

6

AZL MVP Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$15.11	$14.96	$13.28	$14.68	$13.50

Investment Activities:
Net Investment Income/(Loss)	0.12 (a)	0.26 (a)	0.26 (a)	0.26	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.70	0.64	2.17	(1.00)	1.64

Total from Investment Activities	1.82	0.90	2.43	(0.74)	1.76

Distributions to Shareholders From:
Net Investment Income	(0.30)	(0.27)	(0.32)	(0.13)	(0.24)
Net Realized Gains	(1.13)	(0.48)	(0.43)	(0.53)	(0.34)

Total Dividends	(1.43)	(0.75)	(0.75)	(0.66)	(0.58)

Net Asset Value, End of Period	$15.50	$15.11	$14.96	$13.28	$14.68

Total Return(b)	12.46%	6.44%	18.64%	(5.26)%	13.21%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$523,972	$533,854	$534,298	$489,072	$551,868
Net Investment Income/(Loss)	0.76%	1.83%	1.77%	1.73%	0.73%
Expenses Before Reductions*(c)	0.13%	0.13%	0.13%	0.13%	0.12%
Expenses Net of Reductions*	0.13%	0.13%	0.13%	0.13%	0.12%
Portfolio Turnover Rate	6%	18%	5%	5%	5%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Moderate Index Strategy Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2021, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

8

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the year ended December 31, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended December 31, 2021, the monthly average notional amount for long contracts was $26.4 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$229,748	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	109,357	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized
Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$4,099,229	$(129,644)
Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(416,532)	92,674

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the year ended December 31, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Moderate Index Strategy Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived in order to maintain more competitive expense ratios are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the year ended December 31, 2021, there were no such waivers.

9

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 12/31/2021	Shares as of 12/31/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$191,116,827	$17,968,719	$(3,472,858)	$(150,641)	$(10,117,193)	$195,344,854	17,488,349	$1,503,479	$4,999,813
AZL International Index Fund, Class 2	83,321,813	1,188,383	(12,143,654)	3,016,999	4,176,316	79,559,857	4,193,983	1,188,382	—
AZL Mid Cap Index Fund, Class 2	50,356,290	2,392,424	(12,633,747)	3,474,934	4,865,318	48,455,219	1,715,229	339,443	2,052,981
AZL S&P 500 Index Fund, Class 2	155,900,914	9,528,083	(44,014,499)	13,600,123	15,342,561	150,357,182	6,162,180	1,520,475	8,007,608
AZL Small Cap Stock Index Fund, Class 2	26,688,151	758,402	(8,482,685)	1,860,426	3,458,336	24,282,630	1,447,980	154,602	603,800

	$507,383,995	$31,836,011	$(80,747,443)	$21,801,841	$17,725,338	$497,999,742	31,007,721	$4,706,381	$15,664,202

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$497,999,742	$—	$—	$497,999,742

Total Investment Securities	497,999,742	—	—	497,999,742

Other Financial Instruments:*
Futures Contracts	339,105	—	—	339,105

Total Investments	$498,338,847	$—	$—	$498,338,847

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

10

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

5. Security Purchases and Sales

For the year ended December 31, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Moderate Index Strategy Fund	$31,836,011	$80,747,443

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. New Regulatory Pronouncements

In October 2020 the SEC adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives contracts the Fund can enter and replaces the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, among other requirements. In December 2020, the SEC adopted new Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. Management is currently evaluating the effect, if any, that the new Rules will have on the Fund’s operations, oversight and financial statements. The compliance date is August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 is $387,925,326. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$110,074,416
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$110,074,416

11

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

December 31, 2021

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Moderate Index Strategy Fund	$24,370,056	$21,247,441	$45,617,497

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Moderate Index Strategy Fund	$13,525,251	$12,697,373	$26,222,624

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Moderate Index Strategy Fund	$23,583,930	$21,582,585	$—	$110,074,416	$155,240,931

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of the shareholder could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of

AZL MVP Moderate Index Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Moderate Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the four years ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021, and the financial highlights for each of the four years ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2017 and the financial highlights for the year ended December 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 23, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2022

We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

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Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2021, 12.44% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

During the year ended December 31, 2021, the Fund declared net short-term capital gain distributions of $14,755,345.

During the year ended December 31, 2021, the Fund declared net long-term capital gain distributions of $21,247,441.

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Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

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Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2023 (the “Expense Limitation Agreement”).

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by certain underlying funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.

Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from their relationships with the Funds.

The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2021. Information relevant to the approval of the Management Agreement was considered at Board meetings held June 21, 2021, and September 14, 2021, as well as at various other meetings preceding those meetings. Pursuant to an exemptive order issued by the SEC (the “Exemptive Order”), providing relief from in-person meeting requirements under the 1940 Act, the Board, including the Independent Trustees, determined that reliance on the Exemptive Order was necessary and appropriate due to the circumstances related to the current and potential effects of the COVID-19 pandemic and determined to vote on the renewal of the Management Agreement at a meeting held by video conference call at which all Board members, including the Independent Trustees, participated and were able to hear each other simultaneously during the meeting. Accordingly, the Management Agreement was approved by the Board at a meeting on September 14, 2021. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2023.

In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

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Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Funds and the Manager. In connection with every quarterly Board meeting and the summer and fall 2021 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held June 21, 2021, and September 14, 2021, the Manager reported that, for the nine Funds for which performance information was available for the five-year period ended December 31, 2020, one Fund was in the top 40%, two were in the middle 20%, and six were in the bottom 40%. The Manager reported that for the three-year period ended December 31, 2020, three Funds were in the top 40%, one was in the middle 20%, and eight were in the bottom 40%. For the one-year period ended December 31, 2020, one Fund was in the top 40%, one was in the middle 20%, and ten were in the bottom 40% against peers.

The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the eight Funds for which performance information was available for the five-year period ended December 31, 2020, two Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 20%. For the three-year period ended December 31, 2020, three Funds were in the top 40%, three were in the middle 20%, and four were in the bottom 40%. For the one-year period ended December 31, 2020, one Funds was in the top 40%, four were in the middle 20%, and five were in the bottom 40%. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.

At the Board meeting held September 14, 2021, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2021.

At the Board meeting held September 14, 2021, the Trustees determined that the investment performance of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three MVP Fusion Funds the advisory fee paid put these Funds in the 11th percentile of the customized peer group. The Manager reported that for the four MVP Index Strategy Funds the advisory fee paid put them in the 23rd percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund the advisory fee paid put it in the 7th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 8th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2018 through 2020. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.

The Board also considered that Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the AZL MVP Fusion Funds, pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the AZL MVP Fusion Funds’ underlying funds and the asset allocations among the underlying funds. The Manager, not any Fund, pays a consultant fee to Wilshire.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2021, were approximately $10.4 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.7 billion.

The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.

Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

17

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, VIP Trust and ETF Trust are the “AIM Complex”). There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Independent Trustees(1)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	46	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance

Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	46	None

Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	46	Diamond Hill Funds (10 funds)

Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	46	Connecticut Water Service, Inc.

Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 1/22 (Consultant to the Independent Trustees since 2/20)(3)	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	46	Engine No. 1 ETF Trust (2 funds); Esoterica Thematic Trust (2019 — 2020)

Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, CEO, Health eSense Inc.(a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	46	None

Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of year books and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	46	None

Interested Trustee(4)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present	46	None

(1)	Each of the Independent Trustees is a member of the Audit Committee.

(2)	Indefinite.

(3)

Prior to January 1, 2022, Mr. Gee served as a consultant to the Independent Trustees since February 2020, during which he attended meetings of the Board and its standing committees, including the audit committee, solely in his capacity as a consultant, and was not entitled to vote.

(4)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.

18

Officers

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(1)/Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life, 2011 to present.

Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since 12/20	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life, 2008 to present.

Bashir C. Asad (1963) Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 06/16	Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present.

Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(2) and Anti-Money Laundering Compliance Officer	Since 02/14	Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the ETF Trust, 2020 to present.

Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 02/16	Vice President, Allianz Investment Management LLC, 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, 2015 to 2020.

Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 04/09	Assistant Vice President, Allianz Investment Management LLC, 2013 to present.

(1)	Indefinite.

(2)

The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.

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The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1221 02/22

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Annual Report

December 31, 2021

Management Discussion and Analysis Page 1

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Report of Independent Registered Public Accounting Firm Page 13

Other Federal Income Tax Information Page 14

Other Information Page 15

Approval of Investment Advisory Agreement Page 16

Information about the Board of Trustees and Officers Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund Review (Unaudited)

Allianz Investment Management LLC serves as the Manager for the AZL® MVP T. Rowe Price Capital Appreciation Plus Fund.

What factors affected the Fund’s performance during the year ended December 31, 2021?*

For the year ended December 31, 2021, the AZL® MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”) returned 17.04%. That compared to 28.71%, -1.54% and a 15.96% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index, respectively.1

The Fund is a fund of funds that invests primarily in a combination of three underlying mutual funds (the “Underlying Funds”). The Fund is designed to provide a diversified portfolio consisting of Underlying Funds in equity and fixed income asset classes. The Fund also employs the MVP (Managed Volatility Portfolio) risk management process, which is intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

Even as the coronavirus pandemic continued to impact global economies, U.S. stocks climbed in 2021, extending a period of healthy growth that began after the sharp decline in February and March 2020. The S&P 500 Index repeatedly reached record highs throughout the year. Equities advanced as the economy reopened and recovered — facilitated by the rollout of coronavirus vaccines and significant federal fiscal relief — and as corporations reported robust earnings growth. However, the financial markets suffered periodically during the year over concerns about elevated inflation, which stemmed in part from global supply chain disruptions, the emergence of new coronavirus variants, and the U.S. Federal Reserve’s decision to taper its monthly asset purchases starting in November.

The Fund outperformed its composite benchmark. The equity portion of the Fund slightly underperformed the S&P 500 Index, while its fixed income holdings posted a positive return during the one-year period, outperforming the Bloomberg U.S. Aggregate Bond Index. Within equities, stock selection in health care and communication services contributed the most to relative performance. Conversely, stock selection and allocation effects in information technology detracted from relative results.

Within fixed-income, the Fund’s above-benchmark exposure to bank loans and high-yield bonds aided relative results, as they were the best performing areas of the fixed-income market during the year.

Overall, the Fund’s exposure to equities increased compared to the beginning of the period, as the Fund added to select stocks in the communication services and consumer staples sectors. The Fund’s overall weighting in fixed income slightly decreased during the year. The cash position declined compared to the beginning of the period.

The Fund maintained exposure to covered call options during the period. This type of derivative provides downside protection for the portfolio while offering the benefits of owning a stock, such as dividends and capital appreciation, so long as the stock remains below the option strike price. The Fund’s covered call strategy made a modestly positive contribution to returns.

The MVP risk management process uses derivatives to control portfolio volatility in unstable market conditions. Market volatility was relatively low during 2021, and so the MVP process did not reduce the Fund’s equity exposure at any point during the year. The MVP process was invested in futures and provided a positive return, however this detracted from the Fund’s performance relative to the underlying holdings.

Past performance does not guarantee future results.

*

The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund’s holdings and weightings are as of December 31, 2021.

[1]	For a complete description of the Fund’s performance benchmarks please refer to page 2 of this report.

1

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund Review (Unaudited)

Fund Objective

The Fund’s investment objective is to seek long-term capital appreciation with preservation of capital as an important intermediate-term objective. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by investing in a combination of Underlying Funds that represent different classes in the Fund’s asset allocation.

Investment Concerns

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of the underlying funds will fluctuate as the value of the securities in the portfolio changes.

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Small- to mid-capitalization companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

The performance of the underlying funds is expected to be lower than that of the Indexes because of fees and expenses. Securities in which the underlying funds will invest may involve substantial risk and may be subject to sudden severe price declines.

Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the portfolio.

High-yield bonds have a higher risk of default or other adverse credit events, but have the potential to pay higher earnings over investment-grade bonds. The higher risk of default, or the inability of the creditor to repay its debt, is the primary reason for the higher interest rates on high-yield bonds.

Mortgage-backed investments involve risk of loss due to prepayments and, like any bond, due to default. Because of the sensitivity of mortgage-related securities to changes in interest rates, an underlying fund’s performance may be more volatile than if it did not hold these securities.

Debt securities held by an underlying fund may decline in value due to rising interest rates.

Investing in derivative instruments involves risks that may be different from or greater than the risk associated with investing directly in securities or other traditional instruments.

For a complete description of these and other risks associated with investing in the Fund, please refer to the Fund’s prospectus.

Growth of $10,000 Investment

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks as well as the component indexes of the Fund’s benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

Average Annual Total Returns as of December 31, 2021
	1 Year	3 Year	5 Year	Since Inception (1/10/14)
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	17.04	15.35	11.50	10.06
S&P 500 Index	28.71	26.07	18.47	14.87
Bloomberg U.S. Aggregate Bond Index	-1.54	4.79	3.57	3.29
Moderate Composite Index	15.96	17.77	12.78	10.43

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.

Expense Ratio	Gross
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund	0.87%

The above expense ratio is based on the current Fund prospectus dated April 30, 2021. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.15% through April 30, 2023. Additional information pertaining to the December 31, 2021 expense ratio can be found in the Financial Highlights.

Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the permitted Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the current prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be 0.12%.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund’s performance is measured against the Standard and Poor’s 500 Index (“S&P 500”), the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (“Composite”). The S&P 500 is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Composite is a blended index comprised of (60%) of the S&P 500 and (40%) of the Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.

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AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$1,072.10	$0.63	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$1,024.60	$0.61	0.12%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	79.3%

Fixed Income Fund	15.7

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

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AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

December 31, 2021

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (79.3%):
17,053,103	AZL S&P 500 Index Fund, Class 2	$416,095,724
34,441,726	AZL T. Rowe Price Capital Appreciation Fund	755,651,464

		1,171,747,188

Fixed Income Fund (15.7%):
20,842,804	AZL Enhanced Bond Index Fund	232,814,119

Total Affiliated Investment Companies (Cost $1,045,369,536)		1,404,561,307

Total Investment Securities (Cost $1,045,369,536) — 95.0%(a)		1,404,561,307
Net other assets (liabilities) — 5.0%		73,417,057

Net Assets — 100.0%		$1,477,978,364

Percentages indicated are based on net assets as of December 31, 2021.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

At December 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini March Futures (U.S. Dollar)	3/18/22	186	$44,254,050	$657,707
U.S. Treasury 10-Year Note March Futures (U.S. Dollar)	3/22/22	226	29,485,938	309,202

				$966,909

See accompanying notes to the financial statements.

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AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments in affiliates, at cost	$1,045,369,536

Investments in affiliates, at value	$1,404,561,307
Deposit at broker for futures contracts collateral	73,867,065
Interest and dividends receivable	1,671
Receivable for affiliated investments sold	249,417
Receivable for variation margin on futures contracts	46
Prepaid expenses	7,067

Total Assets	1,478,686,573

Liabilities:
Cash overdraft	250,289
Payable for capital shares redeemed	277,860
Manager fees payable	124,425
Administration fees payable	6,892
Custodian fees payable	279
Administrative and compliance services fees payable	2,098
Transfer agent fees payable	920
Trustee fees payable	11,784
Other accrued liabilities	33,662

Total Liabilities	708,209

Net Assets	$1,477,978,364

Net Assets Consist of:
Paid in capital	$1,082,248,466
Total distributable earnings	395,729,898

Net Assets	$1,477,978,364

Shares of beneficial interest (unlimited number of shares authorized, no par value)	97,654,058
Net Asset Value (offering and redemption price per share)	$15.13

Statement of Operations

For the Year Ended December 31, 2021

Investment Income:
Dividends from affiliates	$12,964,046
Interest	19,752
Dividends from non-affiliates	10

Total Investment Income	12,983,808

Expenses:
Management fees	1,443,610
Administration fees	61,939
Custodian fees	1,577
Administrative and compliance services fees	15,694
Transfer agent fees	5,312
Trustee fees	65,905
Professional fees	60,600
Shareholder reports	33,753
Other expenses	18,338

Total expenses	1,706,728

Net Investment Income/(Loss)	11,277,080

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	32,601,309
Net realized gains distributions from affiliated underlying funds	109,885,282
Net realized gains/(losses) on futures contracts	10,101,189
Change in net unrealized appreciation/depreciation on affiliated underlying funds	63,920,530
Change in net unrealized appreciation/depreciation on futures contracts	(170,607)

Net realized and Change in net unrealized gains/losses on investments	216,337,703

Change in Net Assets Resulting From Operations	$227,614,783

See accompanying notes to the financial statements.

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AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statements of Changes in Net Assets

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

Change In Net Assets:
Operations:
Net investment income/(loss)	$11,277,080	$17,864,050
Net realized gains/(losses) on investments	152,587,780	(7,746,428)
Change in unrealized appreciation/depreciation on investments	63,749,923	89,706,792

Change in net assets resulting from operations	227,614,783	99,824,414

Distributions to Shareholders:
Distributions	(117,162,627)	(76,860,189)

Change in net assets resulting from distributions to shareholders	(117,162,627)	(76,860,189)

Capital Transactions:
Proceeds from shares issued	27,760,813	55,722,058
Proceeds from dividends reinvested	117,162,627	76,860,189
Value of shares redeemed	(150,065,830)	(108,539,319)

Change in net assets resulting from capital transactions	(5,142,390)	24,042,928

Change in net assets	105,309,766	47,007,153
Net Assets:
Beginning of period	1,372,668,598	1,325,661,445

End of period	$1,477,978,364	$1,372,668,598

Share Transactions:
Shares issued	1,873,539	4,151,981
Dividends reinvested	8,147,610	5,813,933
Shares redeemed	(9,940,639)	(8,110,326)

Change in shares	80,510	1,855,588

See accompanying notes to the financial statements.

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AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended December 31,
	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$14.07	$13.85	$11.96	$12.71	$11.47

Investment Activities:
Net Investment Income/(Loss)	0.12 (a)	0.19 (a)	0.25 (a)	0.16	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	2.21	0.87	2.27	(0.34)	1.50

Total from Investment Activities	2.33	1.06	2.52	(0.18)	1.61

Distributions to Shareholders From:
Net Investment Income	(0.55)	(0.39)	(0.25)	(0.13)	(0.15)
Net Realized Gains	(0.72)	(0.45)	(0.38)	(0.44)	(0.22)

Total Dividends	(1.27)	(0.84)	(0.63)	(0.57)	(0.37)

Net Asset Value, End of Period	$15.13	$14.07	$13.85	$11.96	$12.71

Total Return(b)	17.04%	8.02%	21.39%	(1.67)%	14.21%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,477,978	$1,372,669	$1,325,661	$1,083,375	$1,096,093
Net Investment Income/(Loss)	0.78%	1.41%	1.90%	1.27%	1.03%
Expenses Before Reductions*(c)	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses Net of Reductions*	0.12%	0.12%	0.12%	0.12%	0.12%
Portfolio Turnover Rate	10%	10%	5%	5%	3%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

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AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

December 31, 2021

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”. The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), and 11 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2021, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments,

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AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

December 31, 2021

money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the year ended December 31, 2021, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended December 31, 2021, the monthly average notional amount for long contracts was $71.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$657,707	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	309,202	Payable for variation margin on futures contracts*	—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2021:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	$11,210,701	$(435,794)

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change net in unrealized appreciation/depreciation on futures contracts	(1,109,512)	265,187

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2023. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the year ended December 31, 2021, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager with respect to the annual expense limit in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2021, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.

Management fees which the Manager waived in order to maintain more competitive expense ratios are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations. During the year ended December 31, 2021, there were no such waivers.

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AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

December 31, 2021

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At December 31, 2021, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2021 is as follows:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 12/31/2021	Shares as of 12/31/2021	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$218,730,961	$ 26,084,411	$(43,130)	$(811)	$(11,957,312)	$232,814,119	20,842,804	$1,764,694	$5,868,482
AZL S&P 500 Index Fund, Class 2	385,323,074	25,855,576	(70,189,859)	20,502,138	54,604,795	416,095,724	17,053,103	4,125,989	21,729,587
AZL T. Rowe Price Capital Appreciation Fund	700,758,524	89,360,575	(67,840,664)	12,099,982	21,273,047	755,651,464	34,441,726	7,073,363	82,287,213

	$1,304,812,559	$141,300,562	$(138,073,653)	$32,601,309	$63,920,530	$1,404,561,307	72,337,633	$12,964,046	$109,885,282

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2021 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$1,404,561,307	$—	$—	$1,404,561,307

Total Investment Securities	1,404,561,307	—	—	1,404,561,307

Other Financial Instruments:*
Futures Contracts	966,909	—	—	966,909

Total Investments	$1,405,528,216	$—	$—	$1,405,528,216

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

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AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

December 31, 2021

5. Security Purchases and Sales

For the year ended December 31, 2021, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$141,300,562	$138,073,653

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

7. Coronavirus (COVID-19) Pandemic

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8. New Regulatory Pronouncements

In October 2020 the SEC adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives contracts the Fund can enter and replaces the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, among other requirements. In December 2020, the SEC adopted new Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit boards, subject to board oversight and certain other conditions, to designate certain parties to perform fair value determinations. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. Management is currently evaluating the effect, if any, that the new Rules will have on the Fund’s operations, oversight and financial statements. The compliance date is August 19, 2022 and September 8, 2022 for Rule 18f-4 and Rule 2a-5, respectively.

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2021 is $1,047,481,761. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$357,079,546
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$357,079,546

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AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

December 31, 2021

The tax character of dividends paid to shareholders during the year ended December 31, 2021 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$68,964,639	$48,197,988	$117,162,627

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2020, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$42,542,618	$34,317,571	$76,860,189

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$116,758,788	$46,322,967	$—	$357,079,546	$520,161,301

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and mark-to-market of futures contracts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2021, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. As of December 31, 2020, the Fund had a controlling interest (in excess of 50%) in the AZL T. Rowe Price Capital Appreciation Fund, which is affiliated with the Manager. Investment activities of the shareholder could have a material impact to the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP T. Rowe Price Capital Appreciation Plus Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the four years ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021, and the financial highlights for each of the four years ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2017 and the financial highlights for the year ended December 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 23, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2022

We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

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Other Federal Income Tax Information (Unaudited)

For the year ended December 31, 2021, 11.41% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

During the year ended December 31, 2021, the Fund declared net short-term capital gain distributions of $17,990,980.

During the year ended December 31, 2021, the Fund declared net long-term capital gain distributions of $48,197,988.

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Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

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Approval of Investment Advisory Agreement (Unaudited)

Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2023 (the “Expense Limitation Agreement”).

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by certain underlying funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.

Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from their relationships with the Funds.

The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2021. Information relevant to the approval of the Management Agreement was considered at Board meetings held June 21, 2021, and September 14, 2021, as well as at various other meetings preceding those meetings. Pursuant to an exemptive order issued by the SEC (the “Exemptive Order”), providing relief from in-person meeting requirements under the 1940 Act, the Board, including the Independent Trustees, determined that reliance on the Exemptive Order was necessary and appropriate due to the circumstances related to the current and potential effects of the COVID-19 pandemic and determined to vote on the renewal of the Management Agreement at a meeting held by video conference call at which all Board members, including the Independent Trustees, participated and were able to hear each other simultaneously during the meeting. Accordingly, the Management Agreement was approved by the Board at a meeting on September 14, 2021. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2023.

In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to,

16

any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

(2) The investment performance of the Funds and the Manager. In connection with every quarterly Board meeting and the summer and fall 2021 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held June 21, 2021, and September 14, 2021, the Manager reported that, for the nine Funds for which performance information was available for the five-year period ended December 31, 2020, one Fund was in the top 40%, two were in the middle 20%, and six were in the bottom 40%. The Manager reported that for the three-year period ended December 31, 2020, three Funds were in the top 40%, one was in the middle 20%, and eight were in the bottom 40%. For the one-year period ended December 31, 2020, one Fund was in the top 40%, one was in the middle 20%, and ten were in the bottom 40% against peers.

The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the eight Funds for which performance information was available for the five-year period ended December 31, 2020, two Funds were in the top 40%, two were in the middle 20%, and four were in the bottom 20%. For the three-year period ended December 31, 2020, three Funds were in the top 40%, three were in the middle 20%, and four were in the bottom 40%. For the one-year period ended December 31, 2020, one Funds was in the top 40%, four were in the middle 20%, and five were in the bottom 40%. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The Board noted, in particular, the impact of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.

At the Board meeting held September 14, 2021, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2021.

At the Board meeting held September 14, 2021, the Trustees determined that the investment performance of the Funds was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board considered that the Manager receives an advisory fee from each of the Funds. The Manager reported that for the three MVP Fusion Funds the advisory fee paid put these Funds in the 11th percentile of the customized peer group. The Manager reported that for the four MVP Index Strategy Funds the advisory fee paid put them in the 23rd percentile of the customized peer group, and for the AZL Balanced Index Strategy Fund the advisory fee paid put it in the 7th percentile of the customized peer group. The Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 8th percentile. The Manager reported that for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds, the advisory fee paid was in the 1st percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2018 through 2020. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.

The Board also considered that Wilshire Funds Management (“Wilshire”) serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the AZL MVP Fusion Funds, pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the AZL MVP Fusion Funds’ underlying funds and the asset allocations among the underlying funds. The Manager, not any Fund, pays a consultant fee to Wilshire.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2021, were approximately $10.4 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $2.7 billion.

The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.

Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

17

Information about the Board of Trustees and Officers (Unaudited)

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust (“VIP Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, VIP Trust and ETF Trust are the “AIM Complex”). There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Independent Trustees(1)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/07	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	46	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance

Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since 10/14 (Trustee since 2/07)	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	46	None

Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	46	Diamond Hill Funds (10 funds)

Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 12/17	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	46	Connecticut Water Service, Inc.

Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 1/22 (Consultant to the Independent Trustees since 2/20)(3)	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	46	Engine No. 1 ETF Trust (2 funds); Esoterica Thematic Trust (2019 - 2020)

Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, CEO, Health eSense Inc.(a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	46	None

Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 2/04	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of year books and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	46	None

Interested Trustee(4)

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex	Other Directorships Held Outside the AIM Complex During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since 6/11	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life, 2011 to present	46	None

(1)	Each of the Independent Trustees is a member of the Audit Committee.

(2)	Indefinite.

(3)

Prior to January 1, 2022, Mr. Gee served as a consultant to the Independent Trustees since February 2020, during which he attended meetings of the Board and its standing committees, including the audit committee, solely in his capacity as a consultant, and was not entitled to vote.

(4)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.

18

Officers

Name, Address, and Birth Year	Positions Held with AIM Complex	Term of Office(1)/Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	President	Since 11/10	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life, 2011 to present.

Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since 12/20	Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz Life, 2008 to present.

Bashir C. Asad (1963) Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 06/16	Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present.

Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(2) and Anti-Money Laundering Compliance Officer	Since 02/14	Chief Compliance Officer of the Trust and the VIP Trust, 2014 to present, and the ETF Trust, 2020 to present.

Darin Egbert (1975) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 02/16	Vice President, Allianz Investment Management LLC, 2020 to present; previously, Assistant Vice President, Allianz Investment Management LLC, 2015 to 2020.

Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since 04/09	Assistant Vice President, Allianz Investment Management LLC, 2013 to present.

(1)	Indefinite.

(2)

The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer.

The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.

19

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	ANNRPT1221 02/22

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b)

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	The audit committee financial expert is Tamara Lynn Fagely, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

		2021	2020
(a)	Audit Fees	$181,418	$176,130
(b)	Audit-Related Fees	$4,000	$4,000
	Related to the consent on Form N-1A for the annual registration statement.
		2021	2020
(c)	Tax Fees	$57,288	$55,620
	Preparation of the funds’ federal income tax returns.
		2021	2020
(d)	All Other Fees	$0	$0

4(e)(1)

The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be specifically approved by the Committee. The Committee may delegate preapproval authority to one or more of its members but has not done so. The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor.

4(e)(2) During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(f) Not applicable.

4(g) The aggregate fees billed for each of the last two fiscal years for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were as follows:

2021	2020
$57,288	$55,620

4(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item  13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are furnished herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title) /s/ Brian Muench
Brian Muench, Principal Executive Officer

Date Febrary 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
Brian Muench, Principal Executive Officer

Date Febrary 25, 2022

By (Signature and Title) /s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date Febrary 28, 2022